American Variable Insurance Series

[cover: photo cube with photos depicting automobile manufacturing plant, factory, globe, satellite, computer analyst

Semi-Annual Report
for the six months ended May 31, 1998

Lit. No. VI-013-0798


Fund Results at a Glance
American Variable Insurance Series(r)

American Variable Insurance Series is the underlying investment vehicle for the American Legacy II variable annuity and other insurance contracts.

Portfolio                                                   period        periods ended 6/30/98
begins on                                                   ended
page                                                        5/31/98

                                                            6-Month       1-Year       5-Year        10-Year
                                                            Total         Total        Average       Average
                                                            Return        Return       Annual        Annual
                                                                                       Compound      Compound
                                                                                       Return        Return

6                  GLOBAL GROWTH FUND (since 4/30/97)       +17.97%       +21.25%      +24.98%*      -

10                 GLOBAL SMALL CAPITALIZATION FUND         -5.21%*       -4.55%*      -             -
                   (since 4/30/98)

13                 GROWTH FUND                              +13.64%       +35.17%      +20.60%       +17.16%

18                 INTERNATIONAL FUND (since 5/1/90)        +19.14%       +9.72%       +16.28%       +11.73%*

25                 GROWTH-INCOME FUND                       +12.15%       +22.06%      +19.23%       +15.50%

31                 ASSET ALLOCATION FUND (since             +11.79%       +20.22%      +15.89%       +13.06%*
                   8/1/89)

39                 BOND FUND (since 1/2/96)                 +4.24%        +9.75        +7.97%*       -

45                 HIGH-YIELD BOND FUND                     +5.49%        +10.91%      +9.96%        +11.62%

52                 U.S. GOVERNMENT/AAA-RATED                +3.73%        +9.62%       +5.63%        +8.14%
                   SECURITIES FUND

55                 CASH MANAGEMENT FUND                     +2.56%        +5.22%       +4.72%        +5.42%


*Reflects return for the lifetime of the fund, which is shorter than the complete period.

This table shows the investment results for the funds in American Variable Insurance Series. The variable annuity and life insurance contracts that use the series' funds contain certain fees and expenses not reflected here. Investment results through May 31, 1998, cover the first half of our current fiscal year. Investment results as of June 30, 1998, are as of the end of the most recent calendar quarter.

As of June 30, 1998, the Cash Management Fund's annualized seven-day yield was 4.55%.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. UNIT PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE CONTRACT. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. UNITS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. INVESTING OUTSIDE THE UNITED STATES IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS OR POLITICAL INSTABILITY, WHICH ARE DETAILED IN THE PROSPECTUS.

ABOUT OUR COVER: Managing American Legacy's 10 variable funds requires flexibility, a broad perspective and a wealth of expertise. Capital Research and Management Company, the funds' investment adviser, has been meeting the challenge of finding strength in diversity for more than 65 years.


DEAR INVESTORS:

This report covers the first half of fiscal 1998 - the six months ended May 31
- for American Variable Insurance Series, which serves as the underlying investment vehicle for the American Legacy variable annuities and other insurance products.

Throughout the period, Asia's financial crisis continued to dominate headlines, obscuring extremely strong gains in most major world markets as they staged a comeback from October's precipitous declines. Investors mostly shrugged off concerns about how Asia's troubles might affect global businesses. Instead, they focused on more positive news: robust corporate earnings, a wave of merger activity, rising consumer spending and a generally favorable U.S. economic environment. The unmanaged Standard & Poor's 500 Composite Index, which tracks the largest U.S. stocks, returned 15.0% with dividends reinvested, while in Europe stock prices surpassed even this impressive gain. U.S. bonds also did well, benefiting from a "virtuous circle" of low inflation, falling interest rates and increased investment. The unmanaged Salomon Brothers Broad Investment-Grade Bond Index increased 4.2% on a reinvested basis for the six months.

Not surprisingly, Asia was a glaring exception to the generally favorable market news. An economic slowdown in virtually every Asian country continued to depress currency values and sap financial markets. On a broader scale, the region poses the biggest risk to a generally healthy global economy; shrinking demand in Asia is already squeezing profits of some companies in the U.S. and Europe.

In this environment, all but one of the series' funds gained ground during the six-month period. These increases, and the addition of new contractholder accounts, pushed net assets of the series to more than $19 billion.

We have also expanded our portfolio of choices. The Global Small Capitalization Fund is the series' 10th investment option. It invests in smaller companies, allowing contractholders to participate in some of the world's most dynamic growth opportunities.


Global Growth Fund
Where the Fund's Assets Are Invested
(as of 5/31/98)

                                Percent of
                                Net Assets
THE AMERICAS
United States                   32.5%
Canada                          5.4
Argentina                       1.9
Mexico                          1.3
Other Americas                  .6
                                41.7

EUROPE
United Kingdom                  12.4
Germany                         5.3
France                          3.9
Spain                           3.4
Sweden                          2.6
Finland                         1.3
Italy                           1.3
Norway                          1.1
Denmark                         .6
Portugal                        .6
Other Europe                    .4
                                32.9

ASIA/PACIFIC
Japan                           6.4
Australia                       2.7
New Zealand                     .7
People's Republic of China      .6
                                10.4

OTHER COUNTRIES                 1.8

Cash & Equivalents              13.2
Total                           100.0%

Here are brief comments on each of the funds:

THE GLOBAL GROWTH FUND increased 18.0% for the six months ended May 31. In Europe, where one-third of net assets was invested, stock prices surged before declining slightly at the close of the period. Italian equities increased 51% in U.S. dollar terms; Spain, France and Germany returned 47%, 41% and 36%, respectively; the U.K. rose 18% in dollars. The impact of these increases on the fund's results was significant: Together, these five countries accounted for more than one-quarter of net assets. Another third of the fund's investments was in U.S. companies, with the balance in other countries and cash and equivalents. Good stock selection is paramount, regardless of short-term market movements, and we are pleased to note that many of the fund's largest holdings - including America Online (+120.7%), Mannesmann (+110.2%) and Rentokil Group (+64.2%) - posted extraordinary six-month gains. At the close of the period, the fund held 98 companies based in 23 countries. Net assets rose to more than $200 million, allowing us to add to current holdings as well as purchase stocks of new companies. You can find a list of new holdings on page 9.

THE GLOBAL SMALL CAPITALIZATION FUND is the series' newest investment option. For the one month since its inception on April 30, the fund posted a decline of 5.2%, mainly due to volatility among technology stocks. Sudden downturns are typical of the sector; the upside is the potential for growth over longer, more meaningful periods. These characteristics are typical of smaller companies in general, many of which are innovative businesses on the cutting edge of their industries. Of course, smaller companies demand more intensive research than their larger counterparts since there are so many of them and information is not as readily available. In that regard, the fund's analysts have been carefully sifting through thousands of investment opportunities around the world to find securities we believe are most appropriate for the portfolio. The fund will be broadly diversified, emphasizing companies with a market capitalization (the total value of outstanding shares) between $50 million and $1.2 billion. As of May 31, the fund had investments in 73 companies based in 17 countries. Larger holdings included Westwood One, an American distributor of radio programs; Dr Solomon's, a British software company; and Laurentian Bank, based in Canada. We invite you to familiarize yourself with the fund by looking through the portfolio listing that begins on page 10.

THE GROWTH FUND, which invests primarily in U.S. stocks, recorded a six-month gain of 13.6%. Once again, many of the fund's larger holdings did extremely well. That was particularly true among the fund's media investments, which constituted the portfolio's biggest industry concentration. Viacom, our third-largest holding, rose from the doldrums to post a 57.1% return. Other entertainment companies that rose in price were Tele-Communications/Liberty Media (+46.7%), Time Warner (+33.6%) and Disney (+19.2%). The fund's largest holding, America Online, rose an astonishing 120.7%. At the other end of the spectrum, technology companies saw a slight slowdown due to shrinking demand in Asia and an inventory "correction" working its way through the industry. Among the stocks that suffered losses were Oracle (-29.1%) and Intel (->8.0%). In all, the fund held 160 stocks in a broad range of industries. About 95% of net assets was invested in stocks; the remaining 5% was held in cash and equivalents as a buying reserve.

THE INTERNATIONAL FUND'S 19.1% return was the series' highest for the period. With nearly two-thirds of net assets invested in Europe, the fund was well-positioned to take advantage of the broad market run-up there. A number of factors were responsible for the surge in stock prices: a wave of industry consolidations; a strong U.S. dollar, which made European manufacturers more competitive; and fiscal belt-tightening by governments eager to qualify for monetary union. Nine of the fund's 10 largest holdings were based in Europe. Among these, telecommunications-related issues - Portugal's TELECEL (+91.6%), Nokia (+62.7%), Telefonica of Spain (+55.2%), France Telecom (+52.7%) and Ericsson (+39.8%) - did particularly well. Meanwhile, Asian markets continued to slide. Japan, still struggling with a banking crisis, a weakening yen and stubborn economic problems, saw equities decline 9% in dollar terms. Stocks in Hong Kong dropped a steep 21%. While we were not immune to losses in these markets, the fund's Asian investments were relatively small at 14% of net assets and tended to emphasize export-oriented companies such as Sony Music (+21.0%) and Mazda (+19.8%), which were helped by a strong U.S. dollar.


International Fund
Where the Fund's Assets Are Invested
(as of 5/31/98)

                                   Percent of
                                   Net Assets
EUROPE
United Kingdom                     13.9%
France                             9.1
Germany                            6.3
Sweden                             5.6
Spain                              4.7
Finland                            4.5
Switzerland                        4.3
Netherlands                        3.7
Italy                              3.6
Norway                             2.7
Portugal                           2.4
Luxembourg                         1.2
Denmark                            .6
Greece                             .6
Other Europe                       .6
                                   63.8

ASIA/PACIFIC
Japan                              7.9
Australia                          3.7
Hong Kong                          2.5
Philippines                        1.4
People's Republic of China         .7
South Korea                        .5
Other Asia/Pacific                 .8
                                   17.5

THE AMERICAS
Canada                             5.3
Mexico                             3.4
Brazil                             1.3
Argentina                          .5
Other Americas                     .7
                                   11.2

OTHER COUNTRIES                    1.6

Cash & Equivalents                 5.9
Total                              100.0%

THE GROWTH-INCOME FUND increased 12.1%. The vigorous U.S. economy proved a boon for American businesses, many of which saw their earnings - and stock prices - climb with strengthening consumer demand. Jobs are plentiful, credit cheap and the cost of goods relatively stable, a combination which helped boost auto manufacturers Ford (+81.0%) and Chrysler (+62.1%); retailers Limited (+38.2%) and Wal-Mart (+38.2%); and makers of recreational items such as Harley-Davidson (+35.2%). Another successful area was pharmaceuticals. Three large holdings - Pfizer (+44.1%), Warner-Lambert (+36.9%) and Schering-Plough (+33.5%) - enjoyed substantial appreciation during the period. Energy companies, on the other hand, were a disappointment. Most suffered setbacks caused by falling oil prices. In all, of 170 stocks held over the full six-month period, 119 rose in price and 51 declined.

Approximately 90% of the portfolio was held in equities, with the balance in short-term instruments as a buying reserve.

THE ASSET ALLOCATION FUND rose 11.8% for the six months. The fund is managed as though it constitutes the complete U.S. portfolio of a prudent investor, with holdings in all three major asset classes. As of May 31, the fund's composition reflected the relative gains in each market: 60% of net assets was held in equities, 30% in bonds and the remaining 10% in cash and equivalents. The stock portion emphasizes large, well-managed firms in historically stable industries, such as health care, energy and financial services. The latter in particular was caught up in a wave of merger activity that reached fever pitch during the period. Motivated in part by a rising stock market, banks, insurance companies and investment firms sought alliances to stay competitive. Among them were Citicorp (+24.3%), which is merging with Travelers, and BankAmerica (+13.3%), which has announced plans to consolidate with NationsBank (+26.1%). On the fixed-income side, the fund is invested in corporate bonds and U.S. Treasury securities. With interest rates low, many of these instruments rose in price, contributing to the fund's overall return.

THE BOND FUND had a 4.2% return, reflecting the rise in bond prices during the period. Inflationary pressures remained subdued even as the U.S. economy continued to flourish. Volatility in the stock market provided an additional boost to bonds by sending investors to the relatively safe haven of fixed-income securities. The fund, which is well-diversified across a wide spectrum of bonds, benefited from these broad market gains. The lion's share of the portfolio was held in corporate bonds, including a number of lower rated instruments that offer higher yields to compensate for their greater risk of default. U.S. Treasury securities, which enjoyed substantial price appreciation during the six months, accounted for about 17% of net assets. A small portion of the portfolio, about 5% of net assets, was in bonds denominated in non-U.S. currencies. We continue to carefully research all areas of the bond market in an effort to find attractive securities. With interest rates low, corporate debt issuance has been at near-record levels. We have taken this opportunity to add significantly to our holdings in this sector. As a result, our cash and equivalents position was 10%, down from 21% six months ago.

THE HIGH-YIELD BOND FUND increased 5.5% as demand for lower rated securities continued to grow. With interest rates at historically low levels, investors have looked to these bonds - typically rated Ba and BB or below - for higher yields than they would receive from investment-grade or Treasury issues. At the same time, the robust U.S. economy and a strong stock market have improved the balance sheets of many debt issuers, boosting the value of their bonds. In an expanding market crowded with bonds offering similar yields, proprietary research is critical. That is why we pay close attention to company fundamentals, with an eye toward capital appreciation in addition to yield. Because we select securities on an issue-by-issue basis, the portfolio is broadly diversified. Our holdings cut a broad swath across sectors and geographic borders. For example, among our largest holdings you will find NTL, a British-American communications firm; U.S.-based Chancellor Media, an operator of radio stations; and COLT Telecom of the U.K., which provides telecommunications services for corporate clients across Europe.

THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND registered a 3.7% gain, reflecting investor optimism that, with inflation rates near their lowest levels in 30 years, the Federal Reserve Board would not raise short-term interest rates. A so-called "flight to quality" from Asian securities to the refuge of dollar-denominated government bonds set off a rally that pushed yields on the benchmark 30-year Treasury bond down to a January low of 5.7%. As of May 31, 37% of net assets was held in U.S. Treasuries. The fund also maintains a large position in mortgage-backed securities. These bonds typically pay a higher yield in exchange for prepayment risk, and indeed, many mortgage holders took advantage of low interest rates during the period to refinance their loans. We spend considerable time trying to minimize the impact of unexpected changes in prepayment rates - by buying older, "seasoned" mortgages, which are less likely to be refinanced, or investing in pools of adjustable-rate mortgages that have tended to be less volatile than their fixed-rate counterparts.

THE CASH MANAGEMENT FUND provided a return of 2.6%. Convinced that the turbulence in Asia would help take some steam out of a possibly overheating U.S. economy, the Federal Reserve chose not to tighten credit. As a result, short-term rates remained relatively flat during the six months, even as interest rates on longer term bonds declined sharply. One consequence of this convergence of long- and short-term rates has been that money markets currently provide a fairly high yield at significantly lower risk. More important, of course, is the role this fund can play in a long-term investment portfolio. Managed for relatively stable value and a reasonable rate of return, it can be an important diversification tool, as well as a base for making regular investments into other funds. The fund maintains a high-quality orientation by concentrating assets in top-grade commercial paper, all of which carry the highest credit rating from Standard & Poor's or Moody's.

With the exception of Asia, the past half-year has seen yet another upsurge for financial markets. While it is always gratifying to report extraordinary results, we would remind investors that recent returns have been just that - out of the ordinary. These high rates of return cannot be sustained indefinitely, and indeed, world markets experienced sharp declines in June, after the close of the reporting period, before recovering somewhat in July. We would therefore urge you to maintain realistic expectations as you work toward achieving your long-term goals.

We look forward to reporting to you again in six months.

Cordially,

[/s/ Thomas E. Terry]
Thomas E. Terry
Chairman of the Board
American Variable Insurance Series

[/s/ James F. Rothenberg]
James F. Rothenberg
President
American Variable Insurance Series

July 15, 1998

AMERICAN VARIABLE INSURANCE SERIES GLOBAL GROWTH FUND
Investment Portfolio,  May 31, 1998
(Unaudited)
Where the Fund's Assets Are Invested
                                                                    Percent of
                                                                    Net Assets
                                                                    -----------
The Americas                                                             41.70%
Europe                                                                   32.90%
Asia/Pacific                                                             10.41%
Other Countries                                                           1.82%
Cash & Equivalents                                                       13.17%
                                                                        100.00%

Largest Individual Stocks

Zeneca Group                                                              4.11%
Telefonica                                                                 3.43
America Online                                                             2.77
Rentokil Group                                                             2.34
Cendant                                                                    2.18
ForeningsSparbanken                                                        2.16
Mannesmann                                                                 2.13
Bank of Nova Scotia                                                        1.98
Telecom Argentina STET-France Telecom                                      1.95
Viacom                                                                     1.94

                                                                                 Market       Market   Percent
                                                                     Number of    Value        Value    of Net
Stocks (common and preferred)                                           Shares    (000)        (000)    Assets
---------------------------------------------------------------     -------------------- ----------- -----------
BUSINESS & PUBLIC SERVICES - 11.12%
America Online, Inc. (USA) (1)                                          68,000   $5,665    5,665,250     2.77%
Rentokil Group PLC (United Kingdom)                                    690,800      4777   4,776,973       2.34
Cendant Corp. (formerly CUC International Inc.) (USA) (1)              206,000      4468   4,467,625       2.18
CKS Group, Inc. (USA) (1)                                              175,000      3500   3,500,000       1.71
Reuters Group PLC (United Kingdom)                                     240,140      2765   2,764,986       1.35
Vivendi (formerly Cie. Generale des Eaux) (France)                      11,800      2372   2,371,839       1.16
Brambles Industries Ltd. (Australia)                                    90,200      1828   1,828,303        .89
Ratin, A/S Class B (Denmark)                                             6,300      1241   1,241,507        .61
USA Waste Services, Inc. (USA) (1)                                      25,000      1180   1,179,688        .58
Columbia/HCA Healthcare Corp. (USA)                                     19,000       621     621,063        .30
TELECOMMUNICATIONS - 13.64%
Telefonica SA (American Depositary Receipts) (Spain)                    51,990      6993   6,992,655
Telefonica SA                                                              545        24      24,361       3.43
Mannesmann AG (Germany)                                                  4,450      4351   4,350,524       2.13
Telecom Argentina STET-France Telecom SA, Class B
 (American Depositary Receipts) (Argentina)                            128,500      3984   3,983,500       1.95
Telecom Italia SpA, nonconvertible savings shares (Italy)              445,000      2403   2,402,944       1.17
Orange PLC (United Kingdom) (1)                                        262,000      1968   1,968,333        .96
AirTouch Communications (USA) (1)                                       37,500      1786   1,785,938        .87
Cable & Wireless Communications PLC (United Kingdom)                   211,100      1627   1,627,307        .80
TELECEL - Comunicacoes Pessoais, SA (Portugal)                           6,700      1174     998,905        .58
China Telecom (Hong Kong) Ltd. (American Depositary
 Receipts) (Peoples Republic of China) (1)                              31,000      1105   1,104,375        .54
France Telecom, SA (France)                                             19,400      1087   1,087,114        .53
Millicom International Cellular SA (Luxembourg) (1)                     14,000       544     544,250        .27
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                                10,800       512     512,325        .25
Compania de Telecomunicaciones de Chile SA
 (American Depositary Receipts) (Chile)                                 15,000       333     332,813        .16
HEALTH & PERSONAL CARE - 7.99%
Zeneca Group PLC (United Kingdom)                                      203,960      8291   8,291,045
Zeneca Group PLC (American Depositary Receipts)                          3,000       124     124,125       4.11
Avon Products, Inc. (USA)                                               37,900      3101   3,100,694       1.51
Pfizer Inc (USA)                                                        27,650      2898   2,898,066       1.42
Glaxo Wellcome PLC (United Kingdom)                                     52,900      1447   1,447,138        .71
Omnicare, Inc. (USA)                                                    14,000       491     490,875        .24
BROADCASTING & PUBLISHING - 6.63%
Viacom Inc., Class B (USA) (1)                                          72,000      3960   3,960,000       1.94
Time Warner Inc. (USA)                                                  50,500      3929   3,929,531       1.92
ProSieben Media AG (Germany) (1)                                        36,000      1795   1,795,059        .88
Sinclair Broadcast Group, Inc., Class A (USA) (1)                       53,800      1369   1,368,538        .67
Ziff-Davis Inc.(USA) (1)                                                60,000      1013   1,012,500        .49
TV Azteca, SA de CV (American Depositary
 Receipts) (Mexico)                                                     57,330       828     827,702        .40
SOFTBANK Corp. (Japan)                                                  17,600       672     672,676        .33
ELECTRONIC COMPONENTS - 6.19%
Rohm Co., Ltd. (Japan)                                                  23,000      2388   2,388,404       1.17
Murata Manufacturing Co., Ltd. (Japan)                                  74,000      2140   2,139,900       1.05
Microchip Technology Inc. (USA) (1)                                     85,000      2083   2,082,500       1.02
Texas Instruments Inc. (USA)                                            39,000      2004   2,003,625        .97
Micron Technology, Inc. (USA) (1)                                       61,100      1440   1,439,669        .70
Intel Corp. (USA)                                                       14,000      1000   1,000,125        .49
Altera Corp. (USA) (1)                                                  27,500       925     924,688        .45
Kyocera Corp. (Japan)                                                    9,500       463     463,114        .23
Advanced Micro Devices, Inc. (USA) (1)                                  11,650       227     227,175        .11
BANKING - 5.47%
ForeningsSparbanken AB, Class A (Sweden)                               147,200      4421   4,420,674       2.16
Bank of Nova Scotia (Canada)                                           151,000      4044   4,044,365       1.98
Washington Mutual, Inc. (USA)                                           25,000      1766   1,765,625        .86
Westpac Banking Corp.(Australia)                                       145,000       957     957,012        .47
AUTOMOBILES - 3.53%
Bayerische Motoren Werke AG (Germany)                                    2,200      2327   2,327,077
Bayerische Motoren Werke AG                                                440       460                   1.36
Suzuki Motor Corp. (Japan)                                             281,000      2288   2,287,798       1.11
Chrysler Corp. (USA)                                                    38,800      2158   2,158,250       1.06
DATA PROCESSING & REPRODUCTION - 3.48%
Microsoft Corp. (USA) (1)                                               30,000      2545   2,544,375       1.24
Oracle Corp. (USA) (1)                                                 107,600      2542   2,542,050       1.24
Dassault Systemes SA (France)                                           29,600      1381   1,381,003        .68
Rambus Inc. (USA) (1)                                                   17,000       657     657,156        .32
LEISURE & TOURISM - 2.91%
Village Roadshow Ltd., Class A,
 5.50% preferred shares (Australia)                                  1,016,000      1621   1,620,804        .79
Host Marriott Corp. (USA) (1)                                           65,000      1251   1,251,250        .61
Walt Disney Co. (USA)                                                   10,225      1156   1,156,703        .57
Carnival Corp., Class A (USA)                                           15,350      1040   1,039,963        .51
King World Productions, Inc. (USA) (1)                                  34,500       880     879,750        .43
MERCHANDISING - 2.69%
Consolidated Stores Corp. (USA) (1)                                     55,000      2100   2,100,313       1.03
Home Depot, Inc. (USA)                                                  20,000      1571   1,571,250        .77
Viking Office Products, Inc. (USA) (1)                                  33,800       967     966,469        .47
Cifra, SA de CV (American Depositary
 Receipts) (Mexico) (1)                                                 60,000       855     855,000        .42
ENERGY SOURCES - 2.27%
Fletcher Challenge Energy (New Zealand)                                467,088      1476   1,475,741        .72
Oryx Energy Co. (USA) (1)                                               59,000      1375   1,375,438        .67
Woodside Petroleum Ltd. (Australia)                                    142,000       816     815,507        .40
TOTAL, Class B (American Depositary
 Receipts) (France)                                                      9,600       598     598,200        .29
Oil Co. LUKoil (American Depositary
 Receipts) (Russia)                                                      9,200       377     377,200        .19
CHEMICALS - 2.01%
Monsanto Co. (USA)                                                      40,000      2215   2,215,000       1.08
BOC Group PLC (United Kingdom)                                          80,000      1267   1,267,363        .62
Valspar Corp. (USA)                                                     15,600       630     629,850        .31
ELECTRICAL & ELECTRONICS - 1.95%
Northern Telecom Ltd. (Canada)                                          22,400      1433   1,433,600        .70
Nokia Corp., Class A (American
 Depositary Receipts) (Finland)                                         20,000      1299   1,298,750        .63
Thomson-CSF (France)                                                    31,300      1267   1,266,656        .62
MULTI-INDUSTRY - 1.69%
Orkla AS, Class A (Norway)                                              62,000      1411   1,410,923        .69
Suez Lyonnaise des Eaux (France)                                         7,000      1195   1,195,151        .58
Incentive AB, Class A (Sweden)                                           9,600       856     855,733        .42
AEROSPACE & MILITARY TECHNOLOGY - 1.56%
Bombardier Inc., Class B (Canada)                                       85,000      2186   2,186,148       1.07
General Motors Corp., Class H (USA)                                     12,700       628     628,650        .31
Raytheon Co., Class A (USA)                                              7,142       381     380,758        .18
ENERGY EQUIPMENT - 1.31%
Schlumberger Ltd. (Netherlands Antilles)                                34,200      2670   2,669,738       1.31
APPLIANCES & HOUSEHOLD DURABLES - 1.18%
Sony Corp. (Japan)                                                      28,600      2413   2,413,067       1.18
METALS:  NONFERROUS - 1.14%
Aluminum Co. of America (USA)                                           11,000       763     763,125        .37
Freeport-McMoRan Copper & Gold Inc.,
 Class B (USA)                                                          35,000       586     586,250        .29
Rio Tinto PLC (United Kingdom)                                          46,400       580     580,100        .28
Inco Ltd. (Canada)                                                      28,000       403     402,500        .20
RECREATION & OTHER CONSUMER PRODUCTS - 1.14%
EMI Group PLC (United Kingdom)                                         275,000      2326   2,326,493       1.14
BEVERAGES & TOBACCO - 0.96%
Seagram Co. Ltd. (Canada)                                               25,000      1098   1,098,438        .54
Grupo Industrial Emprex-B (formerly Fomento
 Economico Mexicano, SA de CV) (Mexico) (1)                             15,000       502     501,985        .24
Coca-Cola Amatil Ltd. (Australia)                                       50,728       373     372,891        .18
INSURANCE - 0.94%
Fairfax Financial Holdings Ltd. (Canada) (1)                             5,000      1930     192,981        .94
FOOD & HOUSEHOLD PRODUCTS - 0.67%
Raisio Group PLC (Finland)                                               7,300      1366   1,366,159        .67
ELECTRONIC INSTRUMENTS - 0.53%
ADVANTEST Corp. (Japan)                                                 17,600      1086   1,086,435        .53
FINANCIAL SERVICES - 0.39%
Credicorp Ltd. (Peru)                                                   50,600       803     803,275        .39
MACHINERY & ENGINEERING - 0.39%
Kvaerner AS, Class A (Norway)                                           20,600       778     777,673        .39
TEXTILES & APPAREL - 0.28%
Nine West Group Inc. (USA) (1)                                          20,000       564     563,750        .28
REAL ESTATE - 0.02%
Mandamus AB (Sweden) (2)                                                 7,360        47      46,929        .02
MISCELLANEOUS - 1.98%
Other stocks in initial period of acquisition                          259,840      4039   4,038,873       1.98
                                                                               --------- ----------- -----------
TOTAL STOCKS  (cost: $154,102,000)                                                177620 175,247,940      84.06
                                                                               --------- ----------- -----------


                                                                     Principal                Market
                                                                        Amount                 Value
Short-Term Securities                                                    (000)                 (000)
---------------------------------------------------------------     -------------------- ----------- -----------
CORPORATE SHORT-TERM NOTES - 12.76%
Minnesota Mining and Manufacturing Co. 5.47% due 6/9/98                  4,500      4494   4,493,846       2.20
Ford Motor Credit Co. 5.48% due 6/17/98                                  3,300      3291   3,291,460       1.61
British Telecommunications PLC 5.48% due 6/24/98                         3,185      3173   3,173,364       1.55
Canadian Wheat Board 5.47% due 6/10/98                                   2,300      2296   2,296,505       1.12
Coca-Cola Co. 5.49% due 7/24/98                                          2,000      1984   1,983,530        .97
Deutsche Bank Financial Inc. 5.51% due 7/23/98                           2,000      1984   1,983,806        .97
H.J. Heinz Co. 5.48% due 6/19/98                                         1,700      1695   1,695,083        .83
Kimberly-Clark Corp. 5.49% due 7/17/98 (3)                               1,700      1688   1,687,815        .83
Campbell Soup Co. 5.49% due 7/13/98                                      1,600      1590   1,589,508        .78
Abbott Laboratories 5.49% due 6/16/98                                    1,300      1297   1,296,828        .63
Bell Atlantic Financial Services, Inc. 5.50% due 6/3/98                  1,100      1099   1,099,496        .54
Repsol International Finance BV 5.50% due 6/29/98                        1,000       996     995,569        .48
Associates Corp. of North America 5.64% due 6/1/98                         510       510     509,760        .25
FEDERAL AGENCY DISCOUNT NOTES - 2.18%
Fannie Mae 5.40% due 7/17/98                                             2,500      2482   2,482,326       1.21
Freddie Mac 5.415% due 7/7/98                                            2,000      1989   1,988,869        .97
                                                                               --------- ----------- -----------
TOTAL SHORT-TERM SECURITIES (cost: $30,568,000)                                  30,568   30,567,767      14.94
                                                                               --------- ----------- -----------
TOTAL INVESTMENT SECURITIES (cost: $184,670,000)                                208,188  205,815,707     101.77

Excess of payables over cash and receivables                                      3,635   (3,634,091)      1.77
                                                                               --------- ----------- -----------
NET ASSETS                                                                     $204,553  202,181,616   100.00%
                                                                               ========     ========  ========

(1) Non-income-producing securities.
(2) Valued under procedures established by the Board of Trustees.
(3) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.
See Notes to Financial Statements



Stocks appearing in the portfolio
since November 30, 1997

ADVANTEST
Bombardier
China Telecom
CKS Group
EMI Group
Fairfax Financial Holdings
Home Depot
Intel
King World Productions
Mandamus
Microchip Technology
Microsoft
Monsanto
Nokia
Rambus
Ratin
Raytheon
Seagram
Sinclair Broadcast Group
Suez Lyonnaise des Eaux
Valspar
Westpac Banking
Ziff-Davis

Stocks eliminated from the portfolio
since November 30, 1997

Ascend Communications
HFS
Nasionale Pers Beperk
Netscape Communications

AMERICAN VARIABLE INSURANCE SERIES GLOBAL SMALL CAPITALIZATION FUND
Investment Portfolio,  May 31, 1998
(Unaudited)
Where the Fund's Assets Are Invested
                                                                   Percent of
                                                                   Net Assets
                                                                   ----------
The Americas                                                            56.50%
Europe                                                                  20.16%
Asia/Pacific                                                             9.00%
Other Countries                                                          1.22%
Cash & Equivalent                                                       13.12%
                                                                       100.00%

Largest Individual Stocks

Laurentian Bank of Canada                                                2.66%
Westwood One                                                              2.47
Citizens Banking                                                          2.20
HNC Software                                                              2.16
Disco (Argentina)                                                         2.14
Dr Solomon's Group                                                        2.12
Platinum Software                                                         2.09
DFS Furniture                                                             2.09
Metro-Richelieu                                                           1.88
Hayes Lemmerz International                                               1.53


                                                                                   Market     Percent
                                                                    Number of       Value      of Net
STOCKS (common and preferred)                                          Shares       (000)      Assets
------------------------------------------------------------------------------------------ ----------
BUSINESS & PUBLIC SERVICES - 17.85%
Dr Solomon's Group PLC (American Depositary Receipts)
 (United Kingdom) (1)                                                  25,000        $738       2.12%
Kroll-O'Gara Co. (USA) (1)                                             18,700         407         1.17
USWeb Corp. (USA) (1)                                                  19,200         406         1.17
Budget Group, Inc., Class A (USA) (1)                                  13,500         398         1.15
Midas, Inc. (USA)                                                      18,700         395         1.14
Strayer Education, Inc. (USA)                                          11,200         392         1.13
Black Box Corp. (USA) (1)                                               9,700         387         1.11
Brunel International NV (Netherlands)                                   9,900         386         1.11
Medicis Pharmaceutical Corp., Class A (USA) (1)                         9,200         375         1.08
ABR Information Services, Inc. (USA) (1)                               14,600         374         1.08
International Container Terminal Services, Inc.
 (Philippines) (1)                                                  2,583,600         372         1.07
Protection One, Inc. (USA) (1)                                         35,000         363         1.04
NCO Group, Inc. (USA) (1)                                              15,100         337          .97
Corporate Services Group PLC (United Kingdom)                          87,000         327          .94
Renaissance Worldwide Inc. (USA) (1)                                   16,900         318          .91
Four Media Co. (USA) (1)                                               28,100         228          .66
MERCHANDISING - 9.78%
Disco SA (American Depositary Receipts) (Argentina) (1)                21,500         744         2.14
DFS Furniture Co. PLC (United Kingdom)                                172,200         726         2.09
Migros Turk TAS (Turkey)                                              521,600         485         1.40
Dickson Concepts (International) Ltd.
 (Hong Kong--Incorporated in Bermuda)                                 298,000         387         1.11
GrandVision SA (France)                                                 9,400         381         1.10
Komori Corp. (Japan)                                                   33,000         369         1.06
Petco Animal Supplies, Inc. (USA) (1)                                  15,800         306          .88
DATA PROCESSING & REPRODUCTION - 9.22%
HNC Software Inc. (USA) (1)                                            21,700         750         2.16
Platinum Software Corp. (USA) (1)                                      37,900         727         2.09
Macromedia, Inc. (USA) (1)                                             25,900         410         1.18
Vantive Corp. (USA) (1)                                                11,300         304          .88
Rambus Inc. (USA) (1)                                                   7,800         302          .87
Remedy Corp. (USA) (1)                                                 17,300         279          .80
ARIS Corp. (USA) (1)                                                    8,100         228          .66
Edify Corp. (USA) (1)                                                  19,300         203          .58
BROADCASTING & PUBLISHING - 8.50%
Westwood One, Inc. (USA) (1)                                           32,100         859         2.47
United Television, Inc. (USA)                                           4,200         459         1.32
APN News and Media, Ltd.
 (Australia)                                                          310,400         451         1.30
Central European Media Enterprises Ltd., Class A
 (USA - Incorporated in Bermuda) (1)                                   18,600         423         1.22
Sondagsavisen A/S (Denmark)                                             7,500         414         1.19
Jones Intercable, Inc., Class A (USA) (1)                              16,200         348         1.00
ELECTRONIC COMPONENTS - 5.52%
Flextronics International Ltd.
 (USA - Incorporated in Singapore) (1)                                 10,000         396         1.14
Level One Communications, Inc. (USA) (1)                               13,700         366         1.05
Micrel, Inc. (USA) (1)                                                  9,300         291          .84
Cymer, Inc. (USA) (1)                                                  13,500         257          .74
Cicorel Holding AG (Switzerland)                                          700         227          .65
Towa Corp. (Japan)                                                      8,500         226          .65
QPL International Holdings Ltd.
 (Hong Kong - Incorporated in Bermuda)                                664,000         156          .45
BANKING - 4.86%
Laurentian Bank of Canada (Canada)                                     39,900         925         2.66
Citizens Banking Corp. (USA)                                           22,100         765         2.20
FOOD & HOUSEHOLD PRODUCTS - 3.83%
Metro-Richelieu Inc., Class A (Canada)                                 43,700         651         1.88
Geest PLC (United Kingdom)                                             43,700         411         1.18
Grupo Industrial Maseca, SA de CV, Class B
 (American Depositary Receipts)  (Mexico)                              31,300         268          .77
HEALTH & PERSONAL CARE - 2.54%
Grupo Casa Autrey, SA de CV
 (American Depositary Receipts) (Mexico)                               35,180         339          .97
Pharmacyclics, Inc. (USA) (1)                                          11,400         288          .83
Aviron (USA) (1)                                                        9,200         257          .74
BEVERAGES & TOBACCO - 2.24%
Robert Mondavi Corp., Class A (USA) (1)                                13,600         484         1.39
Quilmes Industrial SA, preferred shares
 (American Depositary Receipts) (Luxembourg)                           30,400         293          .85
ELECTRONIC INSTRUMENTS - 2.23%
ASM Pacific Technology Ltd. (Hong Kong)                               454,000         308          .89
Disco Corp. (Japan)                                                    10,000         264          .76
Etec Systems, Inc. (USA) (1)                                            5,500         201          .58
CHEMICALS - 1.90%
Gurit-Heberlein AG (Switzerland)                                          110         429         1.23
Kalon Group PLC (United Kingdom)                                       78,000         232          .67
LEISURE & TOURISM - 1.73%
Hoyts Cinemas Ltd., units (Australia)                                 182,300         312          .90
Cheesecake Factory Inc. (USA) (1)                                      14,300         289          .83
ENERGY SOURCES - 1.54%
Premier Oil PLC (United Kingdom)                                      397,400         302          .87
Ramco Energy PLC (United Kingdom)                                      21,400         232          .67
INDUSTRIAL COMPONENTS - 1.53%
Hayes Lemmerz International, Inc. (USA) (1)                            13,600         533         1.53
TEXTILES & APPAREL - 1.31%
Hartmarx Corp. (USA) (1)                                               57,600         454         1.31
FINANCIAL SERVICES - 1.24%
Medallion Financial Corp. (USA)                                        17,000         429         1.24
AEROSPACE & MILITARY TECHNOLOGY - 1.14%
Alvis PLC (United Kingdom)                                            117,000         397         1.14
RECREATION & OTHER CONSUMER PRODUCTS - 1.05%
Metromedia International Group, Inc. (USA) (1)                         26,900         363         1.05
TRANSPORTATION:  SHIPPING - 1.03%
ICB Shipping AB, Class B (Sweden)                                      35,400         357         1.03
MACHINERY & ENGINEERING - 1.01%
KCI Konecranes International Corp. (Finland)                            6,800         350         1.01
MISCELLANEOUS MATERIALS & COMMODITIES - 0.95%
SPARTECH Corp. (USA)                                                   14,800         331          .95
REAL ESTATE - 0.89%
TBI PLC (United Kingdom)                                              174,100         310          .89
EQUITY COMMON TRUSTS - 0.87%
Atle AB, Class A (Sweden)                                              16,800         301          .87
MISCELLANEOUS - 4.12%
Other stocks in initial period of acquisition                                         1432        4.12
                                                                              -----------------------
TOTAL STOCKS (cost: $31,925,000)                                                     30184      86.88
                                                                              -----------------------


                                                                    Principal      Market     Percent
                                                                       Amount       Value      of Net
SHORT-TERM SECURITIES                                                   (000)       (000)      Assets
--------------------------------------------------------------- ------------- ------------    -------
CORPORATE SHORT-TERM NOTES - 9.56%
Sara Lee Corp. 5.47% due 6/11/98                                         $835         833         2.39
Associates Corp. of North America 5.64% due 6/1/98                        590         590         1.70
General Mills, Inc.  5.50% due 6/4/98                                     500         500         1.44
H.J. Heinz Co. 5.49% due 6/12/98                                          500         499         1.44
Lucent Technologies Inc. 5.47% due 6/15/98                                500         499         1.44
Emerson Electric Co. 5.48% due 6/18/98                                    400         399         1.15
FEDERAL AGENCY DISCOUNT NOTES - 2.58%
Freddie Mac 5.42% due 7/7/98                                              500         497         1.43
Federal Home Loan Banks 5.38% due 6/1/98                                  400         400         1.15
                                                                              ------------ ----------
TOTAL SHORT-TERM SECURITIES (cost: $4,217,000)                                      4,217       12.14
                                                                              ------------ ----------
TOTAL INVESTMENT SECURITIES (cost: $36,142,000)                                    34,401       99.02

Excess of cash and receivables over payables                                          341          .98
                                                                              -------------------------
NET ASSETS                                                                        $34,742     100.00%
                                                                                 ========    ========

(1) Non-income-producing securities.

See Notes to Financial Statements

GROWTH FUND
Investment Portfolio  May 31, 1998
--------------------------------------------------------


STOCKS                                       95.05%

CASH &
EQUIVALENTS                                   4.95%
--------------------------------------------------------
                                                          Percent
                                                           Of Net
Largest Individual Stocks                                  Assets
--------------------------------------------------------  -------

America Online                                                5.49
Time Warner                                                   4.86
Viacom                                                        3.85
Walt Disney                                                   2.99
Tele-Communications, Liberty Media Group                      2.92
Tele-Communications, TCI Group                                2.82
Cendant                                                       2.38
Texas Instruments                                             1.89
King World Productions                                        1.71
Oracle                                                        1.58


                                                                      Market     Percent
                                                        Number of      Value      of Net
Stocks (common and preferred)                              Shares      (000)      Assets
--------------------------------------------------------  -------    -------     -------
Broadcasting & Publishing  -- 22.61%
Time Warner Inc.                                         3,302,575   $256,982      4.86%
Viacom Inc., Class B (1)                                 3,700,000    203,500        3.85
Tele-Communications, Inc., Series A,
 Liberty Media Group (1)                                 4,680,205    154,447        2.92
Tele-Communications, Inc., Series A,  TCI Group (1)      4,350,000    149,259        2.82
Comcast Corp., Class A, special stock                    2,325,000     79,704        1.51
News Corp. Ltd., preferred shares
 (American Depositary Receipts) (Australia)              2,102,500     45,072
News Corp. Ltd.
 (American Depositary Receipts)                          1,270,000     31,274        1.44
USA Networks Inc. (formerly HSN, Inc.)(1)                2,970,000     72,765        1.38
Cox Communications, Inc., Class A (1)                    1,431,800     62,552        1.18
BHC Communications, Inc., Class A (1)                      286,189     39,780         .75
Jones Intercable, Inc., Class A (1)                      1,525,000     32,788         .62
Cablevision Systems Corp., Class A (1)                     480,000     26,580         .50
United International Holdings, Inc., Class A (1)         1,180,000     19,470         .37
Adelphia Communications Corp., Class A (1)                 393,400      9,343         .18
Jacor Communications, Inc. (1)                             150,000      7,931         .15
Chancellor Media Corp., Class A(1)                         100,000      4,181         .08
Business & Public Services  -- 14.20%
America Online, Inc. (1)                                 3,485,000    290,344        5.49
Cendant Corp. (formerly CUC International Inc.)(1)       5,800,000    125,788        2.38
Columbia/HCA Healthcare Corp.                            1,747,500     57,121        1.08
Cambridge Technology Partners (Massachusetts), Inc. (1)    800,000     40,125         .76
Federal Express Corp. (1)                                  550,000     35,269         .67
Allied Waste Industries, Inc. (1)                          979,900     25,967         .49
USA Waste Services, Inc. (1)                               500,000     23,594         .45
Waste Management, Inc.                                     700,628     22,770         .43
Concord EFS, Inc. (1)                                      700,600     22,332         .42
Shared Medical Systems Corp.                               260,000     18,915         .36
Ecolab Inc.                                                600,000     18,525         .35
First Data Corp.                                           500,000     16,625         .31
Universal Health Services, Inc., Class B (1)               300,000     16,500         .31
Avery Dennison Corp.                                       220,000     11,399         .22
Ceridian Corp. (1)                                         150,000      8,100         .15
APAC TeleServices, Inc. (1)                                700,000      6,366         .12
Paychex, Inc.                                              165,000      5,940         .11
Electronic Data Systems Corp.                              150,000      5,456         .10
Coram Healthcare Corp. (1)                                  67,962        140         .00
Electronic Components -- 13.71%
Texas Instruments Inc.                                   1,950,000    100,181        1.89
Intel Corp.                                              1,140,800     81,496        1.54
Altera Corp. (1)                                         1,625,000     54,641        1.03
Microchip Technology Inc. (1)                            2,105,000     51,572         .98
Analog Devices, Inc. (1)                                 2,066,666     51,021         .96
Linear Technology Corp.                                    700,000     48,956         .93
Micron Technology, Inc. (1)                              1,946,300     45,860         .87
ADC Telecommunications, Inc. (1)                         1,605,900     45,166         .85
SCI Systems, Inc.(1)                                     1,200,526     40,968         .77
LSI Logic Corp. (1)                                      1,750,000     37,297         .71
Quantum Corp. (1)                                        1,700,000     37,188         .70
Adaptec, Inc. (1)                                        1,661,000     25,226         .48
Xilinx, Inc. (1)                                           500,000     19,016         .38
Bay Networks, Inc. (1)                                     650,000     17,997         .34
Newbridge Networks Corp. (Canada)(1)                       460,000     13,052         .25
Western Digital Corp. (1)                                  730,700     12,422         .23
Flextronics International Ltd.
 (Incorporated in Singapore) (1)                           300,000     11,887         .22
National Semiconductor Corp. (1)                           665,000     10,806         .20
Rogers Corp. (1)                                           190,800      7,370         .14
Park Electrochemical Corp.                                 250,000      5,938         .11
Seagate Technology (1)                                     200,000      4,625         .09
Motorola, Inc.                                              42,000      2,223         .04
Data Processing & Reproduction -- 7.83%
Oracle Corp. (1)                                         3,545,200     83,755        1.58
Solectron Corp. (1)                                      1,271,000     52,588         .99
Intuit Inc. (1)                                          1,093,300     51,795         .98
Lexmark International Group, Inc., Class A (1)             620,000     34,410         .65
Vantive Corp. (1)                                        1,130,000     30,369         .57
Silicon Graphics, Inc. (1)                               2,170,000     26,040         .49
Microsoft Corp. (1)                                        300,000     25,444         .48
Netscape Communications Corp. (1)                          921,900     22,587         .43
Sequent Computer Systems, Inc. (1)                       1,200,000     19,875         .38
Autodesk, Inc.                                             400,000     17,000         .32
Structural Dynamics Research Corp. (1)                     475,000     12,023         .23
Mentor Graphics Corp. (1)                                  800,000      8,850         .17
Ascend Communications, Inc. (1)                            200,000      8,637         .16
Rambus Inc. (1)                                            200,000      7,731         .15
Digital Equipment Corp. (1)                                111,800      6,135         .12
3Com Corp. (1)                                             205,000      5,202         .10
Data General Corp. (1)                                     100,000      1,525         .03
Leisure & Tourism -- 7.31%
Walt Disney Co.                                          1,400,000    158,375        2.99
King World Productions, Inc. (1)                         3,550,000     90,525        1.71
Carnival Corp., Class A                                    650,000     44,038         .83
Mirage Resorts, Inc. (1)                                 1,700,000     35,381         .68
MGM Grand, Inc. (1)                                        650,000     21,572         .41
Host Marriott Corp. (1)                                  1,000,000     19,250         .36
Harrah's Entertainment, Inc. (1)                           700,000     17,500         .33
Merchandising -- 4.10%
Consolidated Stores Corp. (1)                            1,565,625     59,787        1.13
Cardinal Health, Inc., Class A                             545,000     48,573         .92
Payless ShoeSource, Inc. (1)                               295,000     20,668         .39
Limited Inc.                                               617,700     20,539         .39
Barnes & Noble, Inc. (1)                                   550,000     18,631         .35
Lowe's Companies, Inc.                                     200,000     15,838         .30
Woolworth Corp. (1)                                        775,000     15,306         .29
Circuit City Stores, Inc. - Circuit City Group             200,000      8,475         .16
Boise Cascade Office Products Corp. (1)                    300,000      5,138         .10
Spiegel, Inc., Class A (1)                                 726,600      3,860         .07
Telecommunications -- 3.00%
Tele-Communications, Inc., Series A,
 TCI Ventures Group (1)                                  3,800,400     66,151        1.25
AirTouch Communications (1)                              1,050,000     50,006         .95
LCI International, Inc. (1)                                613,400     22,964         .43
MCI Communications Corp.                                   370,000     19,784         .37
Health & Personal Care -- 2.77%
Pfizer Inc                                                 250,000     26,203         .50
Warner-Lambert Co.                                         300,000     19,144         .37
Forest Laboratories, Inc. (1)                              511,600     16,883         .32
Omnicare, Inc.                                             400,000     14,025         .27
Sepracor Inc. (1)                                          300,000     12,900         .24
Guidant Corp.                                              200,000     12,888         .24
BioChem Pharma Inc. (Canada)(1)                            400,000     10,500         .20
Avon Products, Inc.                                        100,000      8,181         .15
Johnson & Johnson                                           97,600      6,740         .13
SEQUUS Pharmaceuticals, Inc. (1)                           440,416      5,010         .09
Dura Pharmaceuticals, Inc. (1)                             184,600      4,811         .09
Novoste Corp.(1)                                           150,000      3,788         .07
Guilford Pharmaceuticals, Inc. (1)                         200,000      3,612         .07
Pharmacia & Upjohn, Inc.                                    36,250      1,602         .03
Chemicals -- 2.46%
Monsanto Co.                                             1,030,000     57,037        1.08
Valspar Corp.                                              750,000     30,281         .58
Air Products and Chemicals, Inc.                           225,000     19,575         .37
Mycogen Corp. (1)                                          725,000     17,128         .32
Engelhard Corp.                                            284,400      5,919         .11
Banking -- 2.19%
Washington Mutual, Inc.                                    575,000     40,610         .77
BankBoston Corp.                                           290,840     30,647         .58
Charter One Financial, Inc.                                551,250     18,880         .36
M&T Bank Corp.                                              25,000     12,700         .24
Norwest Corp.                                              200,000      7,775         .15
Wells Fargo & Co.                                           14,700      5,314         .09
Electrical & Electronics -- 2.06%
Telefonaktiebolaget LM Ericsson,
 Class B (American Depositary Receipts)   (Sweden)       2,280,000     63,555        1.20
Nokia Corp., Class A
 (American Depositary Receipts) (Finland)                  420,000     27,274         .52
NextLevel Systems, Inc. (1)                                750,400     17,869         .34
Energy Sources -- 2.04%
Union Texas Petroleum Holdings, Inc.                     1,500,000     41,250         .79
Oryx Energy Co. (1)                                        800,000     18,650         .35
Murphy Oil Corp.                                           350,000     17,609         .33
Enterprise Oil PLC (United Kingdom)                      1,500,000     13,903         .26
Pogo Producing Co.                                         274,300      7,029         .13
TOTAL, Class B (American Depositary Receipts) (France)     110,000      6,854         .13
Talisman Energy Inc. (Canada)(1)                           100,000      2,713         .05
Transportation:Airlines -- 1.64%
Southwest Airlines Co.                                   1,800,450     48,049         .91
AMR Corp. (1)                                              195,000     30,018         .57
Delta Air Lines, Inc.                                       75,000      8,625         .16
Insurance -- 1.59%
EXEL Ltd. (Incorporated in Bermuda)                        560,000     42,140         .80
Transatlantic Holdings, Inc.                               405,000     30,299         .57
Aetna Inc.                                                 150,000     11,728         .22
Financial Services -- 1.44%
Fannie Mae                                                 600,000     35,925         .68
Household International, Inc.                              150,000     20,297         .38
Capital One Financial Corp.                                200,000     19,962         .38
Electronic Instruments -- 1.19%
Perkin-Elmer Corp.                                         357,000     24,455         .46
KLA-Tencor Corp. (1)                                       600,000     20,250         .38
Security Dynamics Technologies, Inc. (1)                   735,000     15,527         .30
ANTEC Corp. (1)                                            150,000      2,873         .05
Energy Equipment -- 0.94%
Schlumberger Ltd. (Netherlands Antilles)                   250,000     19,516         .37
Western Atlas Inc. (1)                                     125,000     10,820         .20
Baker Hughes Inc.                                          300,000     10,800         .20
Transocean Offshore Inc.                                   178,900      8,822         .17
Recreation & Other Consumer Products -- 0.60%
Hasbro, Inc.                                               650,000     24,862         .47
Midway Games Inc. (1)                                      500,000      6,750         .13
Textiles & Apparel -- 0.55%
Nine West Group Inc. (1)                                   755,000     21,282         .40
NIKE, Inc., Class B                                        175,000      8,050         .15
Beverages & Tobacco -- 0.55%
Philip Morris Companies Inc.                               555,000     20,743         .40
PepsiCo, Inc.                                              200,000      8,163         .15
Aerospacce & Military Technology -- 0.21%
Gulfstream Aerospace Corp. (1)                             267,000     11,347         .21
Food & Household Products  -- 0.18%
Dole Food Co., Inc.                                        200,000      9,237         .18
Machinery & Engineering  -- 0.13%
Thermo Electron Corp. (1)                                  200,000      7,025         .13
Real Estate  -- 0.10%
Security Capital Group Inc., Class A (1)                     2,500      3,375
Security Capital Group Inc., Class B (1)                    70,100      1,963         .10
Transportation: Rail & Road  -- 0.09%
Wisconsin Central Transportation Corp. (1)                 200,000      4,687         .09
Construction & Housing -- 0.07%
Stone & Webster, Inc.                                       90,000      3,645         .07
Miscellaneous
Other stocks in intial period of acquisition                           79,040        1.49
                                                                     -------     -------
TOTAL STOCKS (cost: $3,344,580,000)                                 5,027,273       95.05
                                                                     -------     -------

                                                        Principal
                                                          Amount
Short-Term Securities                                       (000)

CORPORATE SHORT- TERM NOTES  -- 3.11%
E.I. du Pont de Nemours and Co.  5.46%-5.55%
 due 6/18-7/16/98                                           27,200     27,076         .51
Motorola Credit Corp. 5.46%-5.47% due  7/7-7/10/98          24,000     23,862         .46
Minnesota Mining and Manufacturing Co. 5.47% due  6/4/98    23,000     22,986         .43
Bell Atlantic Financial Services Inc. 5.49% due  6/22/98    20,000     19,933         .38
National Rural Utilities, Cooperative Finance Corp.
 due  5.47%-5.57% 6/2-7/20/98                               19,400     19,391         .36
BellSouth Telecommunications, Inc. 5.48%-5.49%
 due 6/2-8/17/98                                            17,600     17,499         .33
Coca-Cola Co.  5.49% due 7/8-7/21/98                        17,400     17,292         .33
Hershey Foods Corp. 5.45%-5.48% due 6/17-6/25/98            16,400     16,349         .31
FEDERAL AGENCY DISCOUNT NOTES -- 0.85%
Freddie Mac 5.41%-5.42% due 6/10-6/19/98                    23,700     23,648         .45
Fannie Mae 5.41%-5.42% due 7/13-7/21/98                     21,800     21,645         .40
                                                                  ----------------------
TOTAL SHORT-TERM SECURITIES (cost: $209,686,000)                      209,681        3.96
                                                                     -------     -------
TOTAL INVESTMENT SECURITIES (cost:  $3,554,266,000)                 5,236,954       99.01
Excess of cash and receivables over payables                           52,334         .99
                                                                     -------     -------
NET ASSETS                                                         $5,289,288    100.00%
                                                                     =======     =======

(1) Non-income-producing securities.
See notes to Financial Statements

Stocks appearing in the portfolio
 since November 30, 1997
Allied Waste Industries
Baker Hughes
Cambridge Technology Partners
Cardinal Health
Chancellor Media
Concord EFS
Coram Healthcare
Dole Food
First Data
Guilford Pharmaceuticals
Hasbro
Household International
KLA-Tencor
Linear Technology
M&T Bank
Micron Technology
Microsoft
Monsanto
Novoste
Perkin-Elmer
Pfizer
Rambus
Security Dynamics Technologies
TOTAL
Transocean Offshore
Vantive
Warner-Lambert
Wells Fargo
Western Atlas
Western Digital
Wisconsin Central Transportation




Stocks eliminated from the portfolio
 since November 30, 1997

Actel
Advanced Micro Devices
Alpha-Beta Technology
Computer Associates International
Danka Business Systems
Electronic Arts
Everest Reinsurance Holdings
Freddie Mac
Gillette
HFS
K N Energy
Liz Claiborne
Manpower
Marriott International
Mattel
Medtronic
Northern Trust
PacifiCare Health Systems
Quorum Health Group
Reading & Bates
SONUS Pharmaceuticals
Sybase
United States Surgical

AMERICAN VARIABLE INSURANCE SERIES INTERNATIONAL FUND
Investment Portfolio,  May 31, 1998 (Unaudited)
Where the Fund's Assets Are Invested
                                                                             Percent of Percent of
                                                                             Net Assets Net Assets
                                                                            ------------------------
EUROPE                                                                            63.80%
     United Kingdom                                                                           13.0%
     Germany                                                                                   4.5
     Sweden                                                                                    4.5
     Italy                                                                                     3.8
     France                                                                                    3.6
     Spain                                                                                     3.6
     Switzerland                                                                               3.6
     Netherlands                                                                               2.5
     Norway                                                                                    2.0
     Finland                                                                                   1.6
     Luxembourg                                                                                1.2
     Other Europe                                                                              1.2
ASIA/PACIFIC                                                                      17.47%
     Japan                                                                                    13.8
     Hong Kong                                                                                 6.0
     Australia                                                                                 5.5
     South Korea                                                                               1.9
     Other Asia/Pacific                                                                        3.1
THE AMERICAS                                                                      11.17%
     Canada                                                                                    5.6
     Brazil                                                                                    4.3
     Mexico                                                                                    3.2
     Other Americas                                                                            0.8
OTHER COUNTRIES                                                                    1.65%

CASH AND EQUIVALENTS                                                               5.91%
TOTAL                                                                             100.0%

Largest Individual Stocks

Telefonica                                                                         4.71%
Telefonaktiebolaget LM Ericsson                                                     2.56
TELECEL - Comunicacoes Pessoais                                                     2.40
Rentokil Group                                                                      2.14
Novartis                                                                            2.13
Nokia                                                                               2.11
Bayerische Motoren Werke                                                            2.06
Philips Electronics                                                                 1.89
Bank of Nova Scotia                                                                 1.76
France Telecom                                                                      1.73


                                                                                            Market    Percent
                                                                              Number of      Value     of Net
Stocks (common and preferred)                                                    Shares      (000)     Assets
---------------------------------------------------------------------       -----------------------------------
TELECOMMUNICATIONS - 20.68%
Telefonica SA(Spain)                                                          2,603,636   $116,378
Telefonica SA (American Depositary Receipts)                                    172,363     23,183      4.71%
TELECEL - Comunicacoes Pessoais, SA (Portugal)                                  406,000     71,150        2.40
France Telecom SA (France)                                                      914,200     51,229        1.73
Mannesmann AG (Germany)                                                          45,000     43,994        1.49
Deutsche Telekom AG (Germany)                                                 1,602,800     42,968        1.45
Telefonos de Mexico, SA de CV, Class L
 (American Depositary Receipts) (Mexico)                                        882,000     41,840        1.41
Telecom Italia Mobile SpA (Italy)                                             6,023,000     35,550
Telecom Italia Mobile SpA, savings shares                                     1,588,800      5,780        1.40
Koninklijke PTT Nederland NV (Netherlands)                                      634,000     35,427        1.20
Hong Kong Telecommunications Ltd. (Hong Kong)                                14,956,946     26,928         .91
Orange PLC (United Kingdom) (1)                                               2,990,000     22,463         .76
Telecom Italia SpA, nonconvertible savings shares (Italy)                     3,060,465     16,526         .56
Cable & Wireless Communications PLC (United Kingdom)                          1,900,000     14,646         .49
Telefonica de Argentina SA, Class B (American Depositary
 Receipts) (Argentina)                                                          417,000     13,578         .46
Philippine Long Distance Telephone Co., convertible preferred
 (Global Depositary Receipts) (Philippines)                                      80,000      3,950
Philippine Long Distance Telephone Co. (American Depositary Receipts)           154,000      3,908         .38
Philippine Long Distance Telephone Co.                                          135,000      3,475
China Telecom (Hong Kong) Ltd. (American Depositary                             314,600     11,208         .38
Receipts) (People's Republic of China) (1)
Cia. de Telecomunicaciones de Chile SA
 (American Depositary Receipts) (Chile)                                         400,000      8,875         .30
Bayan Telecommunications Holdings Corp. (Philippines) (2,3)                      26,901         69
Bayan Telecommunications Holdings Corp., convertible preferred (1,2,3)          150,000      7,500         .26
Telecomunicacoes Brasileiras SA, preferred nominative
 (American Depositary Receipts) (Brazil)                                         51,000      5,438         .18
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp. (Indonesia)      1,600,000      2,136
Perusahaan Perseroan (Persero) PT Indonesian Satellite Corp.                                               .09
 (American Depositary Receipts)                                                  40,000        565
SK Telecom Co., Ltd. (South Korea)                                                5,017      2,275         .08
Videsh Sanchar Nigam Ltd. (Global Depositary Receipts) (India) (2)              108,600      1,290         .04
BANKING - 8.72%
Bank of Nova Scotia (Canada)                                                  1,950,000     52,229        1.76
ForeningsSparbanken AB, Class A (Sweden)                                      1,454,500     43,681        1.48
Safra Republic Holdings SA (Luxembourg)                                         234,000     35,100        1.19
Christiania Bank (Norway)                                                     3,800,000     16,287         .55
Unidanmark A/S, Class A (Denmark)                                               200,000     16,147         .54
Westpac Banking Corp. (Australia)                                             2,300,000     15,180         .51
Deutsche Bank AG (Germany)                                                      152,000     13,080         .44
Standard Chartered Bank (United Kingdom)                                        900,000     11,296         .38
Royal Bank of Scotland Group PLC (United Kingdom)                               650,000     10,977         .37
Bank of Montreal (Canada)                                                       168,800      9,488         .32
Bank of Scotland (United Kingdom)                                               750,000      8,691         .29
Societe Centrale des Assurances Generales de France (France)                     36,700      7,272         .25
Toronto-Dominion Bank (Canada)                                                  130,000      5,839         .20
Sakura Bank, Ltd. (Japan)                                                     1,720,000      5,098         .17
Commonwealth Bank of Australia (Australia)                                      295,000      3,470         .12
Fuji Bank, Ltd. (Japan)                                                         470,000      2,305         .08
Australia and New Zealand Banking Group Ltd. (Australia)                        243,127      1,725         .06
Grupo Financiero Banamex Accival, SA de CV, Class L (Mexico) (1)                 92,128        204         .01
BROADCASTING & PUBLISHING - 6.76%
CANAL+ (France)                                                                 124,418     22,595         .76
ProSieben Media AG (Germany) (1)                                                400,000     19,945         .67
FLEXTECH PLC (United Kingdom) (1)                                             2,250,000     19,182         .65
News Corp. Ltd. (American Depositary Receipts) (Australia)                      362,000      8,914
News Corp. Ltd., preferred shares (American Depositary Receipts)                181,000      3,880         .58
News Corp. Ltd., preferred shares (United Kingdom)                              790,115      4,276
Metropole Television (France)                                                   106,000     15,599         .53
Hachette Filipacchi Media (France)                                               51,025     14,079         .48
Mediaset SpA (Italy)                                                          1,967,000     12,718         .43
Television Francaise 1 SA (France)                                               80,000     11,291         .38
Pathe (France)                                                                   58,626     11,098         .37
Grupo Televisa, SA (American Depositary Receipts) (Mexico) (1)                  261,000     10,195         .34
Seven Network Ltd. (Australia)                                                2,131,083      7,266         .25
TV Azteca, SA de CV (American Depositary Receipts) (Mexico)                     463,900      6,698         .23
Nippon Television Network Corp. (Japan)                                          21,000      6,315         .21
Television Broadcasts Ltd. (Hong Kong)                                        2,259,300      5,336         .18
Springer (Axel) Verlag AG (Germany)                                               5,726      4,956         .17
Modern Times Group MTG AB, Class B (American Depositary Receipts)
 (Sweden) (1)                                                                    61,000      3,599
Modern Times Group MTG AB, Class A (1)                                          101,600      1,127         .16
Primedia Ltd. units (South Africa)                                              391,631      3,381
Primedia Ltd. units, Class N                                                    167,842      1,335         .16
SOFTBANK Corp. (Japan)                                                           83,800      3,203         .11
Publishing & Broadcasting Ltd. (Australia)                                      650,000      3,082         .10
ELECTRICAL & ELECTRONICS - 5.87%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)                             2,269,200     64,676
Telefonaktiebolaget LM Ericsson, Class B (American Depositary Receipts)         400,000     11,150        2.56
Nokia Corp., Class A (Finland)                                                  652,000     42,917
Nokia Corp., Class K                                                            300,000     19,470        2.11
Northern Telecom Ltd. (Canada)                                                  460,000     29,440         .99
Premier Farnell PLC (United Kingdom)                                          1,000,000      6,116         .21
MULTI-INDUSTRY - 5.67%
Orkla AS, Class A (Norway)                                                    2,220,000     50,520        1.71
Hutchison Whampoa Ltd. (Hong Kong)                                            4,900,000     25,611         .86
Suez Lyonnaise des Eaux (France)                                                145,000     24,757         .84
Siebe PLC (United Kingdom)                                                      920,000     22,538         .76
Imasco Ltd. (Canada)                                                            900,000     16,657         .56
Lend Lease Corp. Ltd. (Australia)                                               452,616      9,656         .33
Incentive AB, Class A (Sweden)                                                  106,100      9,458         .32
Benpres Holdings Corp. (Global Depositary Receipts) (Philippines) (1)         2,156,000      7,007         .24
Swire Pacific Ltd., Class A (Hong Kong)                                         450,000      1,664         .05
FOOD & HOUSEHOLD PRODUCTS - 5.04%
Nestle SA (Switzerland)                                                          20,936     44,809        1.51
Raisio Group PLC (Finland)                                                      195,000     36,493        1.23
Reckitt & Colman PLC (United Kingdom)                                         1,218,375     25,003         .85
Cadbury Schweppes PLC (United Kingdom)                                        1,500,000     22,942         .78
Groupe Danone (France)                                                           50,987     13,736         .46
Kerry Group PLC, Class A (United Kingdom)                                       420,000      6,153         .21
BUSINESS & PUBLIC SERVICES - 4.96%
Rentokil Group PLC (United Kingdom)                                           9,180,000     63,481        2.14
Brambles Industries Ltd. (Australia)                                            920,182     18,651         .63
United Utilities PLC (United Kingdom)                                         1,190,224     16,134         .55
Aegis Group PLC (United Kingdom)                                              7,350,000     11,824         .40
Vivendi (formerly Generale des Eaux) (France)                                    44,600      8,965         .30
Reuters Holdings PLC (United Kingdom)                                           776,533      8,941         .30
Thames Water PLC (United Kingdom)                                               475,000      7,715         .26
Zhejiang Expressway Co. Ltd., Class H (People's Republic of China)           25,000,000      5,678         .19
Havas SA (France)                                                                67,335      5,306         .18
Sasani LTD (South Africa)                                                     1,229,528        184         .01
HEALTH & PERSONAL CARE - 3.89%
Novartis AG (Switzerland)                                                        37,324     63,142        2.13
AB Astra, Class A (Sweden)                                                    1,613,333     32,404        1.10
Zeneca Group PLC (United Kingdom)                                               418,200     17,000         .57
SmithKline Beecham PLC (American Depositary Receipts) (United Kingdom)           50,000      2,691         .09
MERCHANDISING - 3.31%
Dixons Group PLC (United Kingdom)                                             3,144,600     29,993        1.01
Carrefour SA (France)                                                            39,000     23,843         .81
Cifra, SA de CV, Class C (Mexico)                                             6,000,000      8,454
Cifra, SA de CV, Class V                                                      3,397,506      4,941         .45
Kingfisher PLC (United Kingdom)                                                 638,000     11,305         .38
Tesco PLC (United Kingdom)                                                      679,302      5,958         .20
Koninklijke Ahold NV (Netherlands)                                              180,000      5,682         .19
Coles Myer Ltd. (Australia)                                                   1,160,436      5,227         .18
Amway Japan Ltd. (American Depositary Receipts) (Japan)                         263,700      1,665
Amway Japan Ltd.                                                                 65,000        797         .09
BEVERAGES & TOBACCO - 3.04%
Coca-Cola Amatil Ltd. (Australia)                                             2,605,950     19,156         .65
Hellenic Bottling Co. SA (Greece)                                               555,220     18,571         .63
South African Breweries Ltd. (South Africa)                                     593,238     16,734         .57
Panamerican Beverages, Inc., Class A (Multinational-Incorporated in Panama)     486,000     16,433         .55
Cia. Cervejaria Brahma, preferred nominative (Brazil)                        26,300,000     15,320         .52
San Miguel Corp., Class B (Philippines)                                       2,357,000      3,701         .12
APPLIANCES & HOUSEHOLD DURABLES - 2.86%
Philips Electronics NV (Netherlands)                                            590,000     56,052        1.89
Sony Corp. (Japan)                                                              340,000     28,687         .97
Samsung Electronics Co., Ltd. (South Korea)                                       1,118         43         .00
ELECTRONIC COMPONENTS - 2.83%
Rohm Co., Ltd. (Japan)                                                          354,000     36,761        1.24
Hoya Corp. (Japan)                                                              475,000     15,003         .51
Murata Manufacturing Co., Ltd. (Japan)                                          455,000     13,158         .44
Hirose Electric Co., Ltd. (Japan)                                               111,000      5,803         .20
Hyundai Electronics (South Korea) (1)                                           432,000      5,638         .19
Kyocera Corp. (Japan)                                                            99,000      4,826         .16
LG Semicon Co., Ltd. (South Korea) (1)                                          307,180      2,589         .09
AUTOMOBILES - 2.81%
Bayerische Motoren Werke AG (Germany)                                            48,000     50,772
Bayerische Motoren Werke AG                                                       9,600     10,031        2.06
Suzuki Motor Corp. (Japan)                                                    1,700,000     13,841         .47
Mazda Motor Corp. (Japan) (1)                                                 1,535,000      5,136         .17
Honda Motor Co., Ltd. (Japan)                                                   100,000      3,404         .11
DATA PROCESSING & REPRODUCTION - 2.26%
Olivetti SpA (Italy) (1)                                                     20,602,400     30,260
Olivetti SpA, warrants, expire 2002                                           2,490,400      2,741        1.12
Dassault Systemes SA (France)                                                   466,000     21,741         .73
Fujitsu Ltd. (Japan)                                                          1,070,000     12,269         .41
ENERGY SOURCES - 1.85%
TOTAL, Class B (France)                                                         156,372     19,429
TOTAL, Class B (American Depositary Receipts)                                    75,000      4,673         .81
RAO Gazprom (American Depositary Receipts) (Russia)                             460,000      6,394         .22
Imperial Oil Ltd. (Canada)                                                      330,000      6,105         .21
Elf Aquitaine (France)                                                           40,000      5,559         .19
Oil Co. LUKoil (American Depositary Receipts) (Russia)                          124,500      5,104         .17
"Shell" Transport and Trading Co., PLC (New York Registered
 Shares) (United Kingdom)                                                        90,000      3,994         .13
Woodside Petroleum Ltd. (Australia)                                             600,000      3,446         .12
BUILDING MATERIALS & COMPONENTS - 1.61%
Cemex, SA de CV, ordinary participation certificates (Mexico) (1)             4,562,700     18,944
Cemex, SA de CV, Class A (1)                                                  2,321,450      9,599         .96
Holderbank Financiere Glaris Ltd. (Switzerland)                                  15,000     19,164         .65
FINANCIAL SERVICES - 1.37%
Shohkoh Fund & Co., Ltd. (Japan)                                                109,000     27,904         .94
Credicorp Ltd. (Peru)                                                           792,000     12,573         .43
INSURANCE - 1.10%
Royal & Sun Alliance Insurance Group PLC (United Kingdom)                     1,786,407     18,950         .64
ING Groep NV (Netherlands)                                                      200,000     13,731         .46
UTILITIES:  ELECTRIC & GAS - 0.97%
Centrais Eletricas Brasileiras SA - ELETROBRAS Class B, preferred
 nominative (American Depositary Receipts) (Brazil)                             538,000      9,550         .32
Cia. Paranaense de Energia-COPEL, Class B, preferred nominative
 (Brazil) (1)                                                               480,373,000      4,886
Cia. Paranaense de Energia-COPEL, ordinary nominative (1)                   328,207,800      2,911         .26
Scottish Power PLC (United Kingdom)                                             661,200      5,875         .20
Hongkong Electric Holdings Ltd. (Hong Kong)                                   1,396,500      4,100         .14
Cia. Energetica de Minas Gerais - CEMIG (Brazil)                             43,678,798      1,082         .04
CESP - Cia. Energetica de Sao Paulo, preferred nominative
 (American Depositary Receipts) (Brazil)                                         14,096        137
CESP - Cia. Energetica de Sao Paulo, ordinary nominative (1)                  1,684,000         45         .01
METALS:  NONFERROUS - 0.87%
Alcan Aluminium Ltd. (Canada)                                                   310,000      8,835         .30
WMC Ltd. (Australia)                                                          1,928,134      6,031         .20
Pechiney, Class A (France)                                                       90,000      4,583         .15
Teck Corp., Class B (Canada)                                                    300,000      3,709         .13
Inco Ltd. (Canada)                                                              180,000      2,587         .09
REAL ESTATE - 0.86%
Ayala Land, Inc. (Philippines)                                               32,220,000     10,989         .37
Mitsui Fudosan Co., Ltd. (Japan)                                                750,000      6,063         .21
Cheung Kong (Holdings) Ltd. (Hong Kong)                                       1,006,000      5,440         .18
Kerry Properties Ltd. (Hong Kong - Incorporated In Bermuda)                   2,660,500      2,472         .08
Mandamus AB (Sweden) (3)                                                         72,725        464         .02
RECREATION & OTHER CONSUMER PRODUCTS - 0.79%
EMI Group PLC (United Kingdom)                                                1,300,000     10,998         .37
Nintendo Co., Ltd. (Japan)                                                       50,000      4,669         .16
Square Co. Ltd. (Japan)                                                         125,000      4,011         .14
Sony Music Entertainment (Japan) Inc. (Japan)                                    90,000      3,615         .12
FOREST PRODUCTS & PAPER - 0.78%
UPM-Kymmene Corp. (Finland)                                                     795,000     23,043         .78
AEROSPACE & MILITARY TECHNOLOGY - 0.69%
Bombardier Inc., Class B (Canada)                                               793,900     20,419         .69
INDUSTRIAL COMPONENTS - 0.63%
Minebea Co., Ltd. (Japan)                                                     1,000,000     10,247         .35
Cie. Generale des Etablissements Michelin, Class B (France)                      70,661      4,374         .15
Bridgestone Corp. (Japan)                                                       175,000      3,988         .13
MACHINERY & ENGINEERING - 0.47%
Valmet Corp. (Finland)                                                          600,000     10,510         .36
Kvaerner AS, Class A (Norway)                                                    80,000      3,020         .10
Kawasaki Heavy Industries, Ltd. (Japan)                                         167,000        312         .01
CHEMICALS - 0.35%
BOC Group PLC (United Kingdom)                                                  650,000     10,297         .35
ENERGY EQUIPMENT - 0.34%
Petroleum Geo-Services ASA (American Depositary Receipts) (Norway) (1)          155,800     10,205         .34
TRANSPORTATION: SHIPPING - 0.32%
Stolt-Nielsen SA, Class B (American Depositary Receipts)
 (Multinational)                                                                327,000      5,927         .20
Nippon Yusen KK (Japan)                                                       1,000,000      3,454         .12
CONSTRUCTION & HOUSING - 0.29%
YTL Corp. Bhd. (Malaysia)                                                     6,886,000      8,616         .29
MISCELLANEOUS MATERIALS & COMMODITIES - 0.23%
English China Clays PLC (United Kingdom)                                      1,583,750      6,596         .22
SGL Carbon AG (Germany)                                                           2,300        273         .01
LEISURE & TOURISM - 0.16%
Mandarin Oriental International Ltd. (Singapore)                              6,911,218      4,803         .16
TRANSPORTATION:  AIRLINES - 0.09%
China Southern Airlines Co. Ltd., Class H (People's Republic of China)       16,000,000      2,746         .09
MISCELLANEOUS -- 0.94%
Other stocks in initial period of acquisition                                               27,946         .94
                                                                                        -----------------------
TOTAL STOCKS (cost: $2,029,105,000)                                                      2,765,289       93.41
                                                                                        -----------------------

                                                                              Principal
                                                                                 Amount
Convertible Debentures                                                            (000)
---------------------------------------------------------------------       -----------------------------------
BROADCASTING & PUBLISHING - 0.30%
United News & Media PLC 6.125% 2003 (1)                                        GBP4,500      8,916         .30
ELECTRONIC COMPONENTS - 0.22%
LG Electronics-LG Semiconduct 0.25% 2007                                         $5,000      3,575         .12
Acer Peripherals Inc. 1.25% 2006                                                  2,680      3,028         .10
DATA PROCESSING & REPRODUCTION - 0.12%
Olivetti SpA 6.50% 2002                                                     Lr2,490,400      3,596         .12
ENERGY SOURCES - 0.04%
Zhenhai Refining & Chemical Co. Ltd. 3.00% 2003 (2)                                $950        912         .04
                                                                                        -----------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $17,546,000)                                            20,027         .68
                                                                                        -----------------------
TOTAL EQUITY-TYPE SECURITIES (cost: $2,046,651,000)                                      2,785,316       94.09
                                                                                        -----------------------


                                                                              Principal     Market    Percent
                                                                                 Amount      Value     of Net
Short-Term Securities                                                             (000)      (000)     Assets
---------------------------------------------------------------------       -----------------------------------
CORPORATE SHORT-TERM NOTES - 4.97%
Diageo Capital PLC 5.49%-5.50% due 6/4-6/11/98 (2)                               27,500     27,462         .93
Daimler Benz North America 5.45%-5.50% due 6/8-8/25/98                           20,000     19,791         .67
France Telecom, SA 5.49%-5.53% due 6/15/98                                       18,900     18,857         .64
General Electric Capital Corp. 5.65% due 6/1/98                                  16,600     16,597         .56
National Australia Funding (Delaware) Inc. 5.47%-5.49% due 6/24-7/1/98           16,000     15,931         .54
Arco British 5.52%-5.54% due 6/18-6/23/98 (2)                                    12,500     12,458         .42
Glaxo Wellcome PLC 5.49% due 6/8/98 (2)                                          11,100     11,086         .37
Xerox Capital (Europe) PLC 5.50% due 6/9/98                                       9,500      9,487         .32
General Motors Acceptance Corp. 5.49% due 6/5/98                                  9,300      9,293         .31
Toyota Motor Credit Corp. 5.50% due 6/2/98                                        6,250      6,248         .21
FEDERAL AGENCY DISCOUNT NOTES - 0.49%
Fannie Mae 5.415% due 8/27/98                                                    14,800     14,599         .49
NON-U.S. CURRENCY - 0.14%
New Taiwanese Dollar                                                         NT$139,423      4,107         .14
                                                                                        -----------------------
TOTAL SHORT-TERM SECURITIES (cost: $166,023,000)                                           165,916        5.60
                                                                                        -----------------------
TOTAL INVESTMENT SECURITIES (cost: $2,212,674,000)                                       2,951,232       99.69

Excess of cash and receivables over payables                                                 9,153         .31
                                                                                        -----------------------
NET ASSETS                                                                              $2,960,385    100.00%
                                                                                          ========   ========


/1/ Non-income-producing securities.

/2/ Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

/3/ Valued under procedures established by the Board of Trustees.




See Notes to Financial Statements

Equity securities appearing in the portfolio since November 30, 1997

Aegis Group
Ayala Land
Bank of Montreal
Bayan Telecommunications Holdings
BOC Group
China Telecom
Christiania Bank
Commonwealth Bank of Australia
Compania de Telecomunicaciones de Chile
Deutsche Bank
Dixons Group
EMI Group
Hachette Filipacchi Media
Hyundai Electronics
ING Groep
Kerry Group
Kerry Properties
Koninklijke Ahold
Kvaerner
LG Semicon Co.
Mandamus
Mazda Motor
Primedia
Raisio Group
Royal Bank of Scotland
Sasani
Societe Centrale des Assurances Generales de France
Standard Chartered Bank
Telecomunicaciones de Chile
Television Francaise 1
Unidanmark
YTL


Equity securities eliminated from the portfolio since November 30, 1997

ABB
Acer
Ashanti Goldfields
Banco de Santander
British Aerospace
Bunzl
Carlton Communications
De Beers Consolidated Mines
Elan Corp.
ENI
Fuji International Finance (Bermuda) Trust
Hanil Bank
Hyundai Motor
Independent Newspapers
Indofood Sukses Makmur
KLM Royal Dutch Airlines
Korea Electric Power
Leighton Holdings
Lloyds TSB Group
Multicanal Participacoes
Noranda
Normandy Mining
Sankyo
Severn Trent
Sumitomo Electric Industries
TAG Heuer International
TELUS
Thomson-CSF
Tokyo Electron
Vedior
Volkswagen
Yue Yuen Industrial (Holdings)

American Variable Insurance Series
GROWTH-INCOME FUND
Investment Portfolio - May 31, 1998 (Unaudited)

Equity Securities                                                        90.15%
Cash & Equivalents                                                        9.85%


                                                                        Percent
                                                                         of Net
Largest Individual Equities                                              Assets
AT&T                                                                      1.72%
Pfizer                                                                      1.70
Warner-Lambert                                                              1.40
Schering-Plough                                                             1.39
Viacom                                                                      1.29
Walt Disney                                                                 1.21
York International                                                          1.20
Ultramar Diamond Shamrock                                                   1.20
Valero Energy                                                               1.19
Oracle                                                                      1.15

                                                                                     Market   Percent
                                                                     Number of        Value    of Net
Stocks (common and preferred)                                            Shares       (000)    Assets

Health & Personal Care - 8.60%
Pfizer Inc                                                            1,200,000    $125,775     1.70%
Warner-Lambert Co.                                                    1,620,000     103,376       1.40
Schering-Plough Corp.                                                 1,224,300     102,459       1.39
AB Astra, Class A (American Depositary Receipts) (Sweden)             2,600,000      52,650        .71
Glaxo Wellcome PLC (American Depositary Receipts) (United Kingdom)      950,000      51,241        .70
Kimberly-Clark Corp.                                                    740,000      36,676        .50
Avon Products, Inc.                                                     400,000      32,725        .44
Guidant Corp.                                                           500,000      32,219        .44
Bristol-Myers Squibb Co.                                                275,000      29,562        .40
Merck & Co., Inc.                                                       250,000      29,266        .40
Johnson & Johnson                                                       250,000      17,266        .23
DePuy, Inc.                                                             500,000      14,937        .20
Abbott Laboratories                                                      86,100       6,388        .09
Energy Sources - 7.50%
Ultramar Diamond Shamrock Corp.                                       2,780,400      88,799       1.20
Valero Energy Corp.                                                   2,688,250      87,704       1.19
Atlantic Richfield Co.                                                  870,000      68,621        .93
Noble Affiliates, Inc.                                                1,160,000      45,312        .61
Pennzoil Co.                                                            780,900      45,146        .61
Amoco Corp.                                                             900,000      37,631        .51
Texaco Inc.                                                             650,000      37,537        .51
Kerr-McGee Corp.                                                        415,000      26,249        .35
Oryx Energy Co. (1)                                                   1,050,000      24,478        .33
Pioneer Natural Resources Co.                                         1,000,000      23,500        .32
Murphy Oil Corp.                                                        463,200      23,305        .32
Elf Aquitaine (American Depositary Receipts) (France)                   200,000      13,713        .19
Phillips Petroleum Co.                                                  250,000      12,516        .17
Ashland Inc.                                                            250,000      12,469        .17
Norsk Hydro AS (American Depositary Receipts) (Norway)                  150,000       6,741        .09
Banking - 6.60%
First Union Corp.                                                     1,330,000      73,566       1.00
Wells Fargo & Co.                                                       182,200      65,865        .89
Chase Manhattan Corp.                                                   415,000      56,414        .76
Regions Financial Corp.                                               1,300,000      53,463        .72
BankAmerica Corp.                                                       470,800      38,929        .53
Marshall & Ilsley Corp.                                                 599,800      32,389        .44
KeyCorp                                                                 800,000      30,350        .41
J.P. Morgan & Co. Inc.                                                  230,000      28,563        .39
Bank of New York Co., Inc.                                              400,000      24,450        .33
SunTrust Banks, Inc.                                                    280,000      22,120        .30
Norwest Corp.                                                           400,000      15,550        .21
Huntington Bancshares Inc.                                              417,890      13,686        .19
Banc One Corp.                                                          183,012      10,089        .14
Citicorp                                                                 61,500       9,171        .12
Bank of Tokyo - Mitsubishi, Ltd. (American Depositary                   600,000       6,300        .09
Receipts) (Japan)
Sakura Bank, Ltd. (American Depositary Receipts) (Japan)                200,000       5,900        .08
Broadcasting & Publishing - 5.81%
Viacom Inc., Class B (1)                                              1,725,000      94,875       1.29
Time Warner Inc.                                                        942,000      73,299        .99
Tele-Communications, Inc., Series A, Liberty Media Group (1)          1,635,937      53,986        .73
Harte-Hanks Communications, Inc.                                      1,845,600      41,757        .57
News Corp. Ltd. (American Depositary Receipts) (Australia)            1,100,000      27,087
News Corp. Ltd., preferred shares (American Depositary Receipts)        400,000       8,575        .48
Media General, Inc., Class A                                            636,100      29,261        .40
E.W. Scripps Co., Class A                                               530,000      28,024        .38
Comcast Corp., Class A, special stock                                   729,706      25,015        .34
Houston Industries Inc. 7.00% ACES convertible preferred                350,000      24,369        .33
Gannett Co., Inc.                                                       340,000      22,419        .30
Merchandising - 5.65%
Wal-Mart Stores, Inc.                                                 1,300,000      71,744        .97
Federated Department Stores, Inc. (1)                                 1,350,000      69,947        .95
Albertson's, Inc.                                                       968,700      44,863        .61
Circuit City Stores, Inc. - Circuit City Group                        1,025,000      43,434        .59
J.C. Penney Co., Inc.                                                   600,000      43,088        .58
American Stores Co.                                                   1,288,000      32,119        .43
Limited Inc.                                                            900,000      29,925        .41
AutoZone, Inc. (1)                                                      750,000      24,937        .34
Lowe's Companies, Inc.                                                  250,000      19,797        .27
Woolworth Corp. (1)                                                     800,000      15,800        .21
Circuit City Stores, Inc. - CarMax Group (1)                          1,300,000      12,594        .17
Cardinal Health, Inc., Class A                                           96,700       8,618        .12
Data Processing & Reproduction - 4.82%
Oracle Corp. (1)                                                      3,600,000      85,050       1.15
Xerox Corp.                                                             609,400      62,616        .85
3Com Corp. (1)                                                        1,900,000      48,212        .65
International Business Machines Corp.                                   325,400      38,194        .52
Microsoft Corp. (1)                                                     400,000      33,925        .46
Silicon Graphics, Inc. (1)                                            2,424,300      29,092        .40
Adobe Systems Inc.                                                      600,000      23,962        .33
Hewlett-Packard Co.                                                     300,000      18,638        .25
Computer Associates International, Inc.                                 300,000      15,750        .21
Forest Products & Paper - 4.28%
Bowater Inc.                                                          1,495,000      75,684       1.03
Fort James Corp.                                                        869,499      41,573        .56
Weyerhaeuser Co.                                                        800,000      40,650        .55
Georgia-Pacific Corp., Georgia-Pacific Group                            448,300      28,775
Georgia-Pacific Corp., Timber Group                                     300,000       7,069        .49
Union Camp Corp.                                                        600,000      32,812        .45
International Paper Co.                                                 450,000      20,700        .28
Rayonier Inc.                                                           425,000      19,948        .27
Chesapeake Energy Corp.                                                 559,000      19,845        .27
Sonoco Products Co.                                                     550,000      19,216        .26
Westvaco Corp.                                                          187,500       5,344        .07
Louisiana-Pacific Corp.                                                 200,000       3,988        .05
Business & Public Services - 4.21%
Browning-Ferris Industries, Inc.                                      2,156,100        76,67      1.04
Hertz Corp., Class A                                                    991,800      45,499        .62
Electronic Data Systems Corp.                                         1,149,500      41,813        .57
IKON Office Solutions, Inc.                                           1,545,500      32,745        .44
Waste Management, Inc.                                                1,000,000      32,500        .44
Alexander & Baldwin, Inc.                                             1,020,000      29,325        .40
Avery Dennison Corp.                                                    500,000      25,906        .35
Pitney Bowes Inc.                                                       350,000      16,450        .22
Columbia/HCA Healthcare Corp.                                           300,000       9,806        .13
Chemicals - 4.10%
Millennium Chemicals Inc.                                             1,989,200      62,908        .85
Monsanto Co.                                                          1,073,000      59,417        .80
Praxair, Inc.                                                         1,094,100      53,953        .73
E.I. du Pont de Nemours and Co.                                         614,100      47,286        .64
PPG Industries, Inc.                                                    350,000      25,506        .34
Witco Corp.                                                             500,000      18,969        .26
Dow Chemical Co.                                                        180,000      17,438        .24
Mallinckrodt Inc.                                                       285,900       8,809        .12
Air Products and Chemicals, Inc.                                        100,000       8,700        .12
Telecommunications- 4.08%
AT&T Corp.                                                            2,090,000     127,229       1.72
Ameritech Corp.                                                       1,561,800      66,279        .90
Telefonica SA (American Depositary Receipts) (Spain)                    218,181      29,345        .40
AirTouch Communications (1)                                             549,621      26,176        .36
U S WEST Communications, Inc.                                           500,000      25,375        .34
MCI Communications Corp.                                                350,000      18,714        .25
SBC Communications Inc.                                                 200,000       7,775        .11
Machinery & Engineering - 2.88%
Caterpillar Inc.                                                      1,310,000      71,968        .98
Deere & Co.                                                             716,600      37,174        .50
Parker Hannifin Corp.                                                   900,000      36,956        .50
Ingersoll-Rand Co.                                                      525,000      23,658        .32
Crompton & Knowles Corp.                                                700,000      18,856        .26
New Holland NV (Netherlands)                                            625,000      14,844        .20
Greenfield Capital Trust 6.00% convertible preferred                    118,000       6,136        .08
UNOVA Inc. (1)                                                          150,000       3,319        .04
Utilities: Electric & Gas - 2.64%
Ameren Corp. (formerly Union Electric Co.)                            1,145,400      44,814        .61
Duke Energy Corp.                                                       625,000      36,015        .49
TECO Energy, Inc.                                                     1,100,000      28,806        .39
GPU, Inc.                                                               725,000      27,912        .38
DPL Inc.                                                              1,500,000      25,875        .35
Williams Companies, Inc.                                                576,300      18,694        .25
Scottish Power PLC (American Depositary Receipts) (United Kingdom)      350,000      12,775        .17
Electronic Components - 2.60%
Texas Instruments Inc.                                                1,500,000      77,062       1.05
Intel Corp.                                                             850,000      60,722        .82
AMP Inc.                                                                725,000      27,550        .37
Corning Inc.                                                            679,500      26,798        .36
Insurance - 2.49%
General Re Corp.                                                        240,000      52,770        .72
St. Paul Companies, Inc.                                                937,255      41,591        .56
Allstate Corp.                                                          300,000      28,237        .38
Aetna Inc.                                                              300,000      23,456        .32
American General Corp.                                                  320,000      21,480        .29
Royal & Sun Alliance Insurance Group PLC (United Kingdom)             1,513,329      16,053        .22
Electrical & Electronics - 2.43%
York International Corp.                                              1,777,000      88,850       1.20
Nokia Corp., Class A (American Depositary Receipts) (Finland)           900,000      58,444        .79
Telefonaktiebolaget LM Ericsson, Class B (American Depositary Receipts)
 (Sweden)                                                               600,000      16,725        .23
Siemens AG (Germany)                                                    240,000      15,490        .21
Aerospace & Military Technology - 2.28%
United Technologies Corp.                                               547,200      51,437        .69
Boeing Co.                                                              770,000      36,671        .50
Raytheon Co., Class B                                                   350,000      19,141
Raytheon Co., Class A                                                   224,030      11,943        .42
Sundstrand Corp.                                                        500,000      31,000        .42
General Motors Corp., Class H                                           370,000      18,315        .25
Beverages & Tobacco - 2.01%
Philip Morris Companies Inc.                                          1,355,000      50,643        .69
Seagram Co. Ltd. (Canada)                                             1,100,000      48,331        .66
Anheuser-Busch Companies, Inc.                                          450,000      20,672        .28
PepsiCo, Inc.                                                           370,000      15,101        .20
UST Inc.                                                                500,000      13,312        .18
Financial Services - 2.00%
Household International, Inc.                                           400,000      54,125        .73
Capital One Financial Corp.                                             300,000      29,944        .41
Beneficial Corp.                                                        200,000      26,800        .36
FINOVA Group Inc.                                                       360,000      19,913        .27
Associates First Capital Corp., Class A                                 221,732      16,588        .23
Energy Equipment - 1.33%
Western Atlas Inc. (1)                                                  568,900      49,246        .67
Schlumberger Ltd. (Netherlands Antilles)                                470,000      36,689        .50
Baker Hughes Inc.                                                       337,000      12,132        .16
Industrial Components - 1.28%
Goodyear Tire & Rubber Co.                                              395,000      28,391        .38
Federal-Mogul Corp.                                                     456,600      27,025        .37
Eaton Corp.                                                             200,000      17,962        .24
Dana Corp.                                                              231,800      12,083        .16
Tower Automotive, Inc. (1)                                              200,000       9,387        .13
Leisure & Tourism - 1.21%
Walt Disney Co.                                                         789,932      89,361       1.21
Food & Household Products - 1.16%
Unilever NV (New York Registered Shares)  (Netherlands)                 325,000      25,655        .35
Bestfoods (formerly CPC International Inc.)                             400,000      22,575        .31
Colgate-Palmolive Co.                                                   182,500      15,877        .21
McCormick & Co.                                                         450,000      15,075        .20
General Mills, Inc.                                                     100,000       6,825        .09
Multi-Industry - 1.14%
FMC Corp. (1)                                                           550,000      42,040        .57
Textron Inc.                                                            340,000      25,224        .34
AlliedSignal Inc.                                                       400,000      17,100        .23
Automobiles - 0.89%
Chrysler Corp.                                                          600,000      33,375        .45
Ford Motor Co.                                                          617,100      32,012        .44
Miscellaneous Materials & Commodities - 0.69%
Potash Corp. of Saskatchewan Inc. (Canada)                              350,000      30,122        .41
Crown Cork & Seal Co., Inc.                                             400,000      20,750        .28
Transportation: Rail & Road - 0.68%
Union Pacific Corp.                                                     695,050      33,623        .45
Norfolk Southern Corp.                                                  540,000      16,909        .23
Textiles & Apparel - 0.65%
VF Corp.                                                                460,000      24,466        .33
NIKE, Inc., Class B                                                     510,800      23,497        .32
Metals: Nonferrous - 0.42%
Aluminum Co. of America                                                 340,000      23,587        .32
Alumax Inc. (1)                                                         160,000       7,490        .10
Metals:  Steel - 0.38%
Allegheny Teledyne Inc.                                               1,200,000      27,900        .38
Recreation & Other Consumer Products - 0.29%
Harley-Davidson, Inc.                                                   600,000      21,450        .29
Miscellaneous - 4.89%
Other stocks in initial period of acquisition                                       360,599       4.89
                                                                                          -         -
TOTAL STOCKS (cost:$4,636,512,000)                                                6,641,635      89.99
                                                                                   --------  --------
                                                                      Principal      Market
                                                                         Amount       Value Percent of
Convertible Debentures                                                    (000)       (000) Net Assets

Business & Public Services - 0.16%
CUC International Inc. 3.00% convertible debentures 2002(2)             $12,000      12,105        .16
                                                                                   --------  --------
TOTAL CONVERTIBLE DEBENTURES (cost: $11,980,000)                                     12,105        .16
                                                                                   --------  --------
TOTAL EQUITY SECURITIES (cost: $4,648,492,000)                                    6,653,740      90.15
                                                                                   --------  --------

Short-Term Securities

Corporate Short-Term Notes - 8.21%
BellSouth Telecommunications, Inc. 5.47%-5.49% due 6/2-7/6/98            59,870      59,636        .81
Coca-Cola Co. 5.46%-5.50% due 6/11-7/21/98                               58,100      57,832        .78
E.I. du Pont de Nemours and Co. 5.46%-5.49% due 6/18-7/17/98             51,900      51,573        .70
Amoco Co. 5.44%-5.48% due 7/22-8/7/98                                    50,000      49,534        .67
Atlantic Richfield Co. 5.40% due 8/11/98                                 46,400      45,874        .62
General Motors Acceptance Corp. 5.49%-5.50% due 6/5-6/12/98              45,610      45,544        .62
Bell Atlantic Financial Services, Inc. 5.49%-5.51% due 6/18-6/22/98      40,000      39,881        .54
Motorola, Inc. 5.47% due 7/7/98                                          36,500      36,293        .49
Albertson's, Inc. 5.48% due 6/24-6/25/98                                 35,000      34,869        .47
H.J. Heinz Co. 5.48% due 6/26/98                                         30,000      29,881        .41
Ford Motor Credit Co. 5.48%-5.50% due 7/10/98                            29,300      29,132        .39
Minnesota Mining and Manufacturing Co. 5.47% due 6/4/98                  27,000      26,984        .37
Hershey Foods Corp. 5.46% due 6/1/98                                     25,000      24,996        .34
Colgate-Palmolive Co. 5.47% due 6/9/98 (2)                               25,000      24,966        .34
Campbell Soup Co. 5.47% due 7/14/98 (2)                                  21,000      20,859        .28
National Rural Utilities Cooperative
 Finance Corp. 5.47% due 6/2-7/20/98                                     20,000      19,957        .27
General Electric Capital Corp. 5.65% due 6/1/98                           8,000       7,999        .11


Federal Agency Discount Notes - 2.00%
Freddie Mac 5.41%-5.42% due 6/8-6/30/98                                 104,159     103,889       1.41
Fannie Mae 5.41%-5.425% due 6/26-8/27/98                                 43,900      43,555        .59
                                                                                   --------  --------
TOTAL SHORT-TERM SECURITIES (cost: $753,294,000)                                    753,254      10.21
                                                                                   --------  --------
TOTAL INVESTMENT SECURITIES (cost: $5,401,786,000)                                7,406,994     100.36
Excess of payables over cash and receivables                                         26,378        .36
                                                                                   --------  --------
NET ASSETS                                                                       $7,380,616   100.00%
                                                                                =======================

/1/Non-income-producing securities.

/2/Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements


Equity securities appearing in the portfolio since November 30, 1997

Aetna
American Stores
Anheuser-Busch
AutoZone
Chesapeake Energy
Colgate-Palmolive
Corning
DePuy
Eaton
Hewlett-Packard
Microsoft
Noble Affiliates
Oryx Energy
Regions Financial
Siemens
TECO Energy
Tower Automotive
UNOVA
Wells Fargo

Equity securities eliminated from the portfolio since November 30, 1997

American Home Products
AMR
Arthur J. Gallagher
Chevron
Chris-Craft Industries
Cognizant
Consolidated Edison
Cooper Industries
Delta Air Lines
Deltic Timber
Dresser Industries
Echlin
Edison International
Engelhard
Federal Express
First Chicago NBD
Fleet Financial Group
Gap
General Motors
Giant Food
Hibernia
Host Marriott
Imperial Chemical Industries
Kellogg
Liberty
Lucent Technologies
Lyondell Petrochemical
Manpower
Northern Trust
Repsol
Rubbermaid
Telefonos de Mexico
Tenneco

Asset Allocation Fund                                                            Percent
Investment Portfolio May 31, 1998                                                 of Net
                                                                                  Assets
----------------------------------------------------                          ----------
Equity Securities                                                                   59.53
Corporate Bonds                                                                     15.26
U.S. Government Bonds                                                               14.37
Non-U.S. Government Bonds                                                             .38
Cash & Equivalents                                                                  10.46



LARGEST INDIVIDUAL EQUITY SECURITIES
Rentokil Initial                                                                     2.10
Pfizer                                                                               1.89
Warner-Lambert                                                                       1.73
Zeneca Group                                                                         1.64
Praxair                                                                              1.63
Carnival                                                                             1.63
Atlantic Richfield                                                                   1.52
St. Paul Companies                                                                   1.51
Century Telephone Enterprises                                                        1.43
Telefonica                                                                           1.41

                                                                                            Market    Percent
                                                                                Number of     Value    of Net
Stocks (common and preferred)                                                     Shares     (000)     Assets
----------------------------------------------------                          ---------- --------------------
Energy Sources- 8.17%
Atlantic Richfield Co.                                                           320,000   $25,240      1.52%
Royal Dutch Petroleum Co. (New York Registered
 Shares) (Netherlands)                                                           360,000    20,182        1.22
Chevron Corp.                                                                    225,000    17,972        1.08
Kerr-McGee Corp.                                                                 200,000    12,650         .76
Oryx Energy Co. (1)                                                              500,000    11,656         .70
Pioneer Natural Resources Co.                                                    475,000    11,163         .67
Phillips Petroleum Co.                                                           200,000    10,013         .60
Ultramar Diamond Shamrock Corp.                                                  300,000     9,581         .58
Murphy Oil Corp.                                                                 175,300     8,820         .53
Amoco Corp.                                                                      200,000     8,362         .51
Health & Personal Care- 7.00%
Pfizer Inc                                                                         300000   31,444        1.89
Warner-Lambert Co.                                                                 450000   28,715        1.73
Zeneca Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  660000   27,307        1.64
SmithKline Beecham PLC (American Depositary
 Receipts) (United Kingdom)                                                        300000   16,144         .97
Gillette Co.                                                                     108,480    12,706         .77
Banking- 5.52%
BankAmerica Corp.                                                                200,000    16,537        1.00
H.F. Ahmanson & Co.                                                                200000   15,250         .92
NationsBank Corp.                                                                200,000    15,150         .91
Citicorp                                                                           100000   14,912         .90
First Union Corp. (formerly CoreStates Financial Corp)                             202500   11,201         .68
KeyCorp                                                                            225000    8,536         .51
Tokai Preferred Capital Co. LLC 9.98% noncumulative
 preferred, Series A (2)                                                             4000    3,710         .22
BNP U.S. Funding Co. LLC 7.738% noncumulative preferred, Series A (2)                2500    2,537         .15
NB Capital Corp. 8.35% preferred, Series A (Canada)                                1,500     1,565         .10
IBJ Preferred Capital Co. LLC 8.79% noncumulative preferred,
 Series A (2)                                                                        1500    1,329         .08
Fuji JGB investment LLC 9.87% noncumulative preferred, Series A (Japan) (2)          1000      868         .05
Chemicals- 4.75%
Praxair, Inc.                                                                      550000   27,122        1.63
Air Products and Chemicals, Inc.                                                   210000   18,270        1.10
E.I. du Pont de Nemours and Co.                                                    200000   15,400         .93
PPG Industries, Inc.                                                               150000   10,931         .66
Millennium Chemicals Inc.                                                          228300    7,220         .43
Merchandising- 4.53%
Wal-Mart Stores, Inc.                                                              400000   22,075        1.33
J.C. Penney Co., Inc.                                                              290000   20,826        1.25
Limited Inc.                                                                       550000   18,287        1.10
Walgreen Co.                                                                       400000   14,075         .85
Business & Public Services- 4.03%
Rentokil Initial PLC (American Depositary Receipts)
 (United Kingdom)                                                                  500000   34,875        2.10
Reuters Group PLC (American Depositary Receipts)
 (United Kingdom)                                                                  216740   14,847         .89
Avery Dennison Corp.                                                               250000   12,953         .78
Alexander & Baldwin, Inc.                                                          150000    4,312         .26
Insurance- 3.90%
St. Paul Companies, Inc. (formerly USF&G Corp.)                                    564200   25,036        1.51
General Re Corp.                                                                    80000   17,590        1.06
American General Corp.                                                             176700   11,861         .71
CIGNA Corp.                                                                        150000   10,275         .62
Telecommunications- 3.12%
Century Telephone Enterprises, Inc.                                              536,250    23,763        1.43
Telefonica SA (American Depositary
 Receipts) (Spain)                                                                 175000   23,537        1.41
Omnipoint Corp. 7.00% convertible preferred (2)                                     40000    1,845         .11
NEXTEL Communications, Inc. 13.00% exchangeable
 preferred, Series D (1)(3)                                                          1372    1,545         .10
NEXTEL Communications, Inc., Class A (1)                                             4647      109
COLT Telecom Group PLC, warrants, expire 2006
 (United Kingdom)  (1)(2)                                                            3750      484         .03
Iridium LLC, warrants, expire 2005 (2) (1)                                           1500      292         .02
Esat Telecom Group PLC, warrants, expire 2007
 (Ireland) (1)(2)                                                                    3500      123         .01
Conecel Holdings Ltd., Class B, warrants,
 expire 2000 (Ecuador) (1)(2)                                                       40500      101         .01
Orion Network Systems, Inc., warrants, expire 2007 (1)                               1250       20         .00
McCaw International, Ltd., warrants, expire 2007  (1)(2)                             2000        8         .00
Electrical & Electronics- 2.21%
Nokia Corp., Class A (American Depositary
 Receipts) (Finland)                                                               340000   22,079        1.33
York International Corp.                                                           180600    9,030         .54
Hubbell Inc., Class B                                                              118000    5,553         .34
Beverages & Tobacco- 1.88%
PepsiCo, Inc.                                                                      520000   21,223        1.28
UST Corp.                                                                          375000    9,984         .60
Forest Products & Paper- 1.84%
Weyerhaeuser Co.                                                                   200000   10,162         .61
Sonoco Products Co.                                                                241700    8,444         .51
Georgia-Pacific Corp.                                                              100000    6,419         .39
Union Camp Corp.                                                                   100000    5,469         .33
Leisure & Tourism- 1.63%
Carnival Corp., Class A                                                            400000   27,100        1.63
Discovery Zone, Inc. (1) (4)                                                         2940       15
Discovery Zone, Inc., warrants, expire 2007 (1) (4)                                   326        -         .00
Aerospace & Military Technology- 1.59%
Raytheon Co., Class A                                                              161037    8,585
Raytheon Co., Class B                                                              150000    8,203        1.01
Boeing Co.                                                                         200000    9,525         .58
Industrial Components- 1.08%
Genuine Parts Co.                                                                  300000   10,181         .61
Dana Corp.                                                                         150000    7,819         .47
Data Processing & Reproduction- 1.03%
International Business Machines Corp.                                              145000   17,019        1.03
Transportation: Rail & Road- 0.87%
Union Pacific Corp.                                                                300000   14,513         .87
Electronic Components- 0.69%
AMP Inc.                                                                           300000   11,400         .69
Food & Household Products- 0.62%
General Mills, Inc.                                                                150000   10,238         .62
Multi-Industry- 0.60%
Textron Inc.                                                                       120000    8,903         .53
Swire Pacific Capital Ltd. 8.84% cumulative
 guaranteed perpetual capital securities (Hong Kong) (2)                            50000    1,100         .07
Machinery & Engineering- 0.56%
Deere & Co.                                                                        180000    9,338         .56
Broadcasting & Publishing- 0.52%
Time Warner Inc. 10.25% exchangeable preferred,
 Series M                                                                            2944    3,319         .20
American Radio Systems Corp. 11.375% exchangeable
 preferred (3)                                                                      26320    3,001         .18
Adelphia Communications Corp. 13.00% exchangeable
 preferred, Series B (1)                                                            20000    2,380         .14
Metals: Steel- 0.42%
Allegheny Teledyne Inc.                                                            300000    6,975         .42
Real Estate- 0.26%
SocGen Real Estate Co. LLC
 7.64% preferred, Series A (2)                                                    3000000    3,025         .18
CarrAmerica Realty Corp. 8.57% redeemable preferred,
 Series B                                                                           50000    1,228         .08
Metals: Nonferrous- 0.21%
Aluminum Co. of America                                                             50000    3,469         .21

MISCELLANEOUS - 1.93%
Other stocks in initial period of  acquisition                                              32,077        1.93
                                                                                         --------------------
TOTAL STOCKS (cost: $628,139,000)                                                            979108      58.96
                                                                                         ---------------------

                                                                               Principal
                                                                                  Amount
Convertible Debentures                                                             (000)
----------------------------------------------------                          ---------- --------------------
Industrials & Services- 0.57%
Sunglass Hut International, Inc. 5.25% 2003                                       $3,375     2,801         .17
Time Warner Inc. 0% 2013                                                           4,000     2,410         .15
Rogers Communications Inc. 0% 2013                                                 5,000     2,231         .13
Bell Atlantic Financial Services, Inc. 5.75% 2003 (2)                              1,925     1,993         .12
                                                                                         --------------------
TOTAL CONVERTIBLE DEBENTURES (cost: $8,415,000)                                                9435        .57
                                                                                         --------------------
TOTAL EQUITY SECURITIES (cost: $636,554,000)                                               988,543       59.53
                                                                                         --------------------

Bonds & Notes
-----------------------------------------------
Diversified Media, Cable Television &
Telecommunications- 2.64%
Time Warner Inc.:
 9.125% 2013                                                                       4,000     4,863
 6.10% 2001 (2)                                                                    2,750     2,732         .55
 7.25% 2017                                                                        1,500     1,546
Tele-Communications, Inc.:
 8.75% 2015                                                                        2,000     2,347         .28
 9.25% 2023                                                                        2,000     2,297
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL:
 14.00% 2000 (2)                                                                     3000    3,015         .24
 14.00% 2002                                                                         1000    1,005
Qwest Communications International Inc.
 0%/9.47% 2007 (5)                                                                   4000    2,950         .18
Fox/Liberty Networks, LLC 0%/9.75% 2007 (5)                                          4000    2,700         .16
U S WEST Capital Funding, Inc. 7.30% 2007                                            2500    2,680         .16
Cable & Wireless Communications PLC 6.625% 2005                                    2,500     2,519         .15
Telesystem International Wireless Inc.
 0%/13.25% 2007 (5)                                                                  3700    2,479         .15
CEI Citicorp Holdings SA 11.25% 2007 (2)                                             2750    2,421         .15
CBS Corp. 7.15% 2005                                                                 2000    2,007         .12
Falcon Holding Group, LP 0%/9.285% 2010 (2) (5)                                    3,000     1,868         .11
Iridium LLC, Series A, 13.00% 2005                                                   1500    1,613         .10
Comtel Brasileira Ltda. 10.75% 2004 (2)                                            1,500     1,470         .09
Orion Network Systems, Inc. 11.25% 2007                                            1,250     1,416         .08
Cablevision Systems Corp. 8.125% 2009 (2)                                          1,250     1,306         .08
V2 Music (Holdings) PLC, units, 0%/14.00% 2008 (2) (5)                             1,250       644         .04
Financial Services- 1.57%
Capital One Bank:
 7.35% 2000                                                                          7500    7,662
 6.375% 2003                                                                         2500    2,471         .69
 7.268% 2027 (2) (6)                                                                 1250    1,257
Ocwen Financial Corp. 11.875% 2003                                                   2850    3,206         .19
MBNA America Bank, NA 6.75% 2008                                                   2,500     2,537         .15
PDVSA Finance Ltd. in Bond Fund 7.40% 2016 (2)                                     2,250     2,273         .14
Pan Pacific Industrial Investments PLC 0% 2007 (2)                                 6,000     2,266         .14
BTC Capital Trust I 6.438% 2026 (6)                                                  2250    2,241         .13
Wharf International Finance Ltd., Series A, 7.625% 2007                              1750    1,487         .09
Central Fidelity Capital Trust I, Series A,
 6.656% 2027 (6)                                                                      600      620         .04
Banking & Thrifts- 1.55%
Bankers Trust New York Corp. 6.70% 2007                                              3330    3,390         .20
Imperial Capital Trust I, Series B, 9.98% 2026                                       2950    3,376         .20
MBNA Corp.:
 MBNA Capital A, Series A, 8.278% 2026                                               2010    2,135         .19
 MBNA Capital B, Series B, 6.519% 2027 (6)                                           1000      939
Dime Capital Trust I, Series A, 9.33% 2027                                           2500    2,871         .17
Chase Capital II, Series B, 6.219% 2027 (6)                                          2500    2,446         .15
Advanta Capital Trust I, Series B, 8.99% 2026                                        3000    2,370         .14
Chevy Chase Bank, FSB 9.25% 2008                                                     2000    2,050         .12
First Nationwide Holdings Inc. 10.625% 2003                                          1500    1,673         .10
First Union Corp. 6.82%/7.57% 2026 (5)                                               1250    1,372         .08
Korea Development Bank 6.50% 2002                                                    1300    1,113         .07
National Westminster Bancorp Inc. 9.45% 2001                                         1000    1,087         .07
Komercni Banka AS 9.00%/10.75% 2008 (2) (5)                                          1000      986         .06
Transportation- 1.54%
Continental Airlines, Inc.:
 Series 1996-A, 6.94% 2015                                                           3844    3,972
 Series 1996-2C, 10.22% 2014                                                         2135    2,631         .49
 Series 1997-4A, 6.90% 2018                                                          1500    1,542
United Air Lines, Inc.:
 1996-A2, 7.87% 2019 (7)                                                             2500    2,664
 1995-A1, 9.02% 2012                                                                 1388    1,602         .29
 9.00% 2003                                                                           500      560
Delta Air Lines, Inc. Pass Through Trust:
 1993-A2, 10.50% 2016 (7)                                                            2000    2,650         .23
 1992-A2, 9.20% 2014 (7)                                                             1000    1,196
Airplanes Pass Through Trust, Class 1-C, 8.15% 2019 (7)                              2993    3,152         .19
Jet Equipment Trust, Series 1995-B, 7.83% 2015 (2)                                   2336    2,482         .15
USAir, Inc., 1996-B, 7.50% 2009                                                      1879    1,992         .12
AMR Corp. 9.75% 2000                                                                 1000    1,063         .07
Cellular, Paging & Wireless Communications- 1.10%
NEXTEL Communications, Inc.:
0%/9.95% 2008 (2) (5)                                                              4,500     2,841
0%/9.75% 2007 (5)                                                                  2,000     1,290         .31
0%/10.65% 2007 (5)                                                                 1,500       998
Clearnet Communications Inc.:
 0%/11.75% 2007 (5)                                                              C$5,250     2,398         .24
 0%/10.40% 2008 (5)                                                              C$4,000     1,648
McCaw International, Ltd. 0%/13.00% 2007 (5)                                      $6,000     3,990         .24
Esat Telecom Group PLC, 0%/12.50% 2007 (5)                                         3,500     2,590         .16
Omnipoint Corp. 11.625% 2006                                                         1500    1,605         .10
PriCellular Wireless Corp. 10.75% 2004                                                750      859         .05
Collateralized Mortgage Obligations
(Privately Originated) (7)- 0.91%
DLJ Mortgage Acceptance Corp., Series 1996-CF2:
 Class A1, 7.29% 2021 (2)                                                            3000    3,167         .35
 Class B1, 7.53% 2021 (2)                                                            2500    2,577
Asset-Backed Securities Investment Trust,
 Series 1997-D, 6.79% 2003 (2)                                                       5000    5,017         .30
GMAC Commercial Mortgage Securities, Inc.,
 Series 1997-C1, Class A-1, 6.83% 2003                                               2295    2,341         .14
Morgan Stanley Capital I, Inc., Series 1998-WF1,
 Class D, 7.12% 2030 (7) (6)                                                         2000    2,026         .12
Energy & Related Companies- 0.89%
Oryx Energy Co.:
 9.50% 1999                                                                        3,000     3,118
 8.375% 2004                                                                       2,500     2,684         .41
 10.00% 1999                                                                       1,000     1,033
USX Corp. 9.125% 2013                                                              2,500     2,979         .18
OXYMAR 7.50% 2016 (2)                                                                2500    2,560         .15
Pioneer Natural Resources Co. 7.20% 2028                                           2,500     2,498         .15
Real Estate- 0.73%
CarrAmerica Realty Corp. 6.875% 2008 (2)                                             3000    2,992         .18
Security Capital Pacific Trust 7.20% 2013                                            2000    2,035         .12
Security Capital Industrial Trust 7.95% 2008                                         1500    1,609         .10
Irvine Co., Series A, 7.46% 2006 (2) (4)                                             1500    1,536         .09
Shopping Center Associates 6.75% 2004 (2)                                            1500    1,511         .09
Irvine Apartment Communities, LP 7.00% 2007                                          1500    1,504         .09
EOP Operating LP 7.25% 2018 (2)                                                      1000    1,004         .06
Broadcasting & Publishing- 0.59%
Chancellor Media Corp:
 Series B, 8.75% 2007                                                              2,250     2,312         .23
 8.125% 2007 (2)                                                                   1,500     1,500
News America Holdings Inc.:
 7.43% 2026                                                                        1,250     1,323         .15
 10.125% 2012                                                                      1,000     1,165
RBS Participacoes SA 11.00% 2007 (2)                                               2,000     1,960         .12
Ziff-Davis Inc. 8.50% 2008                                                         1,500     1,511         .09
Utilities: Electric & Gas- 0.45%
Israel Electric Corp. Ltd.:
 7.25% 2006 (2)                                                                      2500    2,578         .25
 7.75% 2027 (2)                                                                      1500    1,530
Commonwealth Edison Co., Series 75, 9.875% 2020                                      1500    1,780         .11
Energen Corp., Series B, 7.125% 2028                                                 1500    1,528         .09
Metals: Nonferrous- 0.38%
Inco Ltd.:
 9.60% 2022                                                                          2000    2,237         .23
 9.875% 2019                                                                       1,500     1,589
Doe Run Resources Corp. 12.009% 2003 (2) (6)                                         2500    2,550         .15
Health & Personal Care- 0.38%
Allegiance Corp. 7.00% 2026                                                          3000    3,223         .19
Integrated Health Services, Inc., Series A:
 9.25% 2008                                                                        1,750     1,794         .19
 9.50% 2007                                                                        1,250     1,297
Forest Products & Paper- 0.37%
Fort James Corp. 6.625% 2004                                                       2,500     2,529         .15
Container Corp. of America 9.75% 2003                                                2000    2,150         .13
Pindo Deli Finance Mauritius Ltd. 10.75% 2007                                        1000      708         .05
Norampac Inc. 9.375% 2008 (2)                                                    C$1,000       702         .04
Food & Household Products- 0.36%
Home Products International, Inc. 9.625% 2008 (2)                                 $3,000     3,045         .18
Fage Dairy Industry SA 9.00% 2007                                                    2000    1,945         .12
GRUMA, SA de CV 7.625% 2007                                                          1000      982         .06
Manufacturing & Materials- 0.24%
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                       2750    2,173         .13
Owens-Illinois, Inc. 8.10% 2007                                                    1,750     1,854         .11
Merchandising- 0.21%
Dayton Hudson Corp. 8.50% 2022                                                       2500    2,717         .16
Woolworth Corp., Series A, 7.00% 2002                                                 750      768         .05
Beverages & Tobacco- 0.19%
Sparkling Spring Water Group Ltd. 11.50% 2007                                      3,000     3,150         .19
Leisure, Tourism & Restaurants- 0.18%
Royal Caribbean Cruises Ltd. 7.00% 2007                                              3000    3,049         .18
Cable & Telephone in the United Kingdom- 0.18%
COLT Telecom Group PLC 0%/12.00% 2006 (5)                                          3,750     2,963         .18
Business & Public Services- 0.17%
Waste Management, Inc.
 7.00% 2006                                                                          1750    1,793         .11
Federal Express Corp., Series A-310, Class A-1,
 7.53% 2006                                                                           945      987         .06
Asset-Backed Obligations (7) - 0.15%
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015                                                               1500    1,529         .09
IMC Home Equity Loan Trust, Series 1996-2,
 Class A-2, 6.78% 2011                                                                970      967         .06
Electrical & Electronics- 0.13%
Philips Electronics NV 7.20% 2026                                                    2000    2,106         .13
Data Processing & Reproduction- 0.12%
Unisys Corp. 11.75% 2004                                                             1750    2,021         .12
Machinery & Engineering- 0.08%
United Defense Industries, Inc. 8.75% 2007                                         1,400     1,414         .08
Insurance- 0.08%
Aetna Services, Inc. 6.97% 2036                                                      1250    1,284         .08
Appliances & Household Durables- 0.07%
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                       1,250     1,103         .07
Non-U.S. Governments & Governmental
Authorities- 0.38%
Argentina (Republic of):
 9.75% 2027                                                                          1325    1,221         .15
 11.75% 2007 (2)                                                                     1250    1,219
Canadian Government 4.25% 2026 (8)                                               C$2,000     1,511         .09
Mendoza (Province of) 10.00% 2007 (2)                                             $1,500     1,436         .09
Poland (Republic of) Past Due Interest Bond 4.00% 2014 (6)                           1000      907         .05
Federal Agency Obligations-Mortgage
 Pass-Throughs (7)- 2.35%
Fannie Mae:
 6.50% 2013                                                                         10000   10,056
 6.00% 2013                                                                          9900    9,782
 8.50% 2024                                                                          6679    6,986        1.73
 7.00% 2009                                                                          1394    1,423
 9.00% 2019                                                                           365      390
Government National Mortgage Assn.:
 8.50% 2022 - 2027                                                                   4574    4,844
 8.00% 2020 - 2022                                                                   4206    4,428         .62
 10.00% 2019                                                                          941    1,044
Federal Agency Obligations-Other- 0.54%
Fannie Mae:
 6.53% 2006                                                                          5000    4,971         .54
 7.52% 2004                                                                          4000    4,054
U.S. Treasury Obligations- 11.48%
6.50% 2002 - 2005                                                                   50000   51,932
7.00% 2006                                                                          25000   27,117
7.125% 2000                                                                         25000   25,641
7.25% 2004                                                                          20000   21,628
10.375% 2009 - 2012                                                                 14000   18,464
3.597% 2002 (8)                                                                   12,500    12,507
8.75% 2000 - 2008                                                                    8000    8,893
8.25% 2005                                                                           5000    5,234       11.48
9.25% 1998                                                                           5000    5,039
7.50% 2016                                                                           4000    4,718
11.875% 2003                                                                         2500    3,220
8.875% 1999                                                                        2,500     2,556
11.125% 2003                                                                         2000    2,489
11.75% 2010                                                                          500       665
10.75% 2003                                                                          500       609
                                                                                         --------------------
TOTAL BONDS & NOTES (cost: $488,070,000)                                                     498422      30.01
                                                                                         --------------------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes- 8.04%
International Lease Finance Corp. 5.46%-5.50%
 due 6/11-7-22/98                                                                 21,660    21,551        1.30
Coca-Cola Co. 5.46% due 7/8-7/21/98                                               19,200    19,080        1.15
Motorola, Inc. 5.46-5.49% due 6/9-7/14/98                                         18,600    18,505        1.12
General Electric Capital Corp. 5.65% due 6/1/98                                   14,800    14,798         .89
Hershey Foods Corp. 5.45% due 6/17/98                                             14,500    14,462         .87
National Rural Utilities Cooperative Finance Corp.
 5.50% due 7/28/98                                                                12,400    12,290         .74
Emerson Electric Co. 5.47% due 8/17/98                                            11,500    11,359         .68
E.I. du Pont de Nemours and Co. 5.49% due 7/10/98                                 10,900    10,834         .65
Procter & Gamble Co. 5.48% due 6/24/98                                            10,600    10,561         .64
Federal Agency Discount Notes- 2.56%
Freddie Mac 5.41% due 6/10-6/19/98                                                30,700    30,633        1.84
Fannie Mae 5.415% due 8/27/98                                                     12,100    11,936         .72
                                                                                         ---------  ---------
TOTAL SHORT-TERM SECURITIES (cost: $176,013,000)                                             176009      10.60
                                                                                         ---------  ---------
TOTAL INVESTMENT SECURITIES (cost: $1,300,637,000)                                          1662974     100.14

Excess of payables over cash and receivables                                                 2,378         .14
                                                                                         ---------  ---------
NET ASSETS                                                                               $1,660,596   100.00%
                                                                                         =========  =========


/1/Non-income-producing securities.
/2/Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.
/3/Payment in kind.  The issuer has the option of paying
 additional securities in lieu of cash.
/4/ Valued under procedures established by the
 Board of Trustees.
/5/ Step bond; coupon rate will increase at a later date.
/6/ Coupon rate changes periodically.
/7/ Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.
/8/ Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements

Equity securities appearing in the portfolio since November 30, 1997

Bell Atlantic Financial Services
BNP U.S. Funding
COLT Telecom Group
Concel Holdings
Fuji JGB Investment
IBJ Preferred Capital
NB Capital
Omnipoint
Orion Network Systems
Oryx Energy
Reuters Group
SocGen Real Estate
Swire Pacific Capital
Tokai Preferred Capital
Zeneca Group


Equity securities eliminated from the portfolio since November 30, 1997

Circuit City Stores - Circuit City Group
Dow Chemical
Fleet Financial Group
General Motors
Giant Food
Mallinckrodt
Nevada Power
Potash Corp. of Saskatchewan

AMERICAN VARIABLE INSURANCE SERIES
BOND FUND
INVESTMENT PORTFOLIO - May 31, 1998
Unaudited

CORPORATE BONDS                                                                           54.19%
U.S. GOVERNMENT BONDS                                                                      23.06
EQUITY-TYPE SECURITIES                                                                      9.89
NON-U.S. GOVERNMENT BONDS                                                                   2.87
CASH & EQUIVALENTS                                                                          9.99

                                                                                        Percent
                                                                                          of Net
Largest Industry Holdings                                                                 Assets
Diversified Media, Cable Television
 & Telecommunications                                                                      5.73%
Transportation                                                                              4.21
Financial Services                                                                          3.88
Manufacturing & Materials                                                                   3.75
Energy & Related Companies                                                                  3.30
MFS Communications                                                                         1.60%
Ocwen Financial                                                                             1.58
First Nationwide Holdings                                                                   1.38
Comtel Brasileira                                                                           1.34
USAir                                                                                       1.27
Airplanes Pass                                                                              1.08
Time Warner                                                                                 1.07
Kaiser Aluminum & Chemical                                                                  1.00
McDermott                                                                                   0.95
Jet Equipment                                                                               0.87

Banking & Thrifts                                                                           2.37
                                                                                      Principal      Market Percent
                                                                                          Amount      Value   Of Net
Bonds & Notes                                                                              (000)      (000)   Assets
Diversified Media, Cable Television &
Telecommunications - 10.58%
Tele-Communications, Inc.:
 8.75% 2015                                                                               $1,000 $    1,173
 7.125% 2028                                                                               1,000      1,005
 9.25% 2023                                                                                  500        574    1.53%
CBS Corp. 7.15% 2005                                                                       2,500      2,509      1.40
Time Warner Inc.:
 7.75% 2005                                                                                  500        536
 7.25% 2017                                                                                  500        515
 7.95% 2000                                                                                  500        513
 6.10% 2001 (1)                                                                              500        497      1.15
Fox/Liberty Networks, LLC 0%/9.75% 2007 (2)                                                  2250     1,519       .84
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL:
 Series A, 14.00% 2000 (1)                                                                   600        603
 14.00% 2002                                                                                 500        502       .62
WorldCom, Inc. 8.875% 2006                                                                   1000     1,092       .61
Qwest Communications International Inc.:
 0%/9.47% 2007 (2)                                                                           750        553
 0%/8.29% 2008 (1), (2)                                                                      750        529       .60
Cablevision Systems Corp. 8.125% 2009                                                        1000     1,045       .58
PanAmSat Corp. 6.125% 2005 (1)                                                               1000       989       .55
Comtel Brasileira Ltda. 10.75% 2004 (1)                                                      1000       980       .54
Comcast Corp.:
 9.50% 2007                                                                                  500        515
 8.375% 2007                                                                                 250        278       .44
RCN Corp. 10.00% 2007                                                                        500        525       .29
Ziff-Davis Inc. 8.50% 2008                                                                   500        504       .28
TCI Communications, Inc. 6.375% 1999                                                         500        502       .28
V2 Music (Holdings) PLC, units 0%/14.00% 2008 (2)                                         GBP575        484       .27
Orion Network Systems, Inc. 11.25% 2007                                                     $250        283       .16
Iridium LLC, Series A, 13.00% 2005                                                           250        269       .15
News America Holdings Inc. 7.43% 2026                                                        250        264       .15
Northern Telecom Ltd. 6.875% 2002                                                            250        257       .14
Cellular, Paging & Wireless Communications -  8.13%
NEXTEL Communications, Inc.:
 0%/9.95% 2008 (1), (2)                                                                    2,500      1,578
 0%/9.75% 2004 (2)                                                                         1,000        968
 0%/10.65% 2007 (2)                                                                          750        499
 0%/9.75% 2007 (2)                                                                           500        323      1.88
Clearnet Communications Inc.:
 0/10.40% 2008 (2)                                                                       C$3,000      1,236
 0%/11.75% 2007 (2)                                                                        2,658      1,214      1.37
Omnipoint Corp. 11.625% 2006                                                              $1,500      1,605       .89
Cable & Wireless Communications PLC 6.625% 2005                                            1,500      1,511       .84
Esat Telecom Group PLC 0%/12.50% 2007 (2)                                                  2,000      1,480       .82
McCaw International, Ltd. 0%/13.00% 2007 (2)                                               2,125      1,413       .79
Crown Castle International Corp. 0%/10.625% 2007 (1), (2)                                  1,000        690       .38
PriCellular Wireless Corp. 10.75% 2004                                                       500        572       .32
NEXTLINK Communications, Inc. 9.625% 2007                                                    500        510       .28
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                                     500        504       .28
Globalstar, LP 11.375% 2004                                                                  500        500       .28
Financial Services - 5.47%
J.P. Morgan & Co. Inc., Series A, 5.493% 2012 (3), (4)                                     2,000      1,852      1.03
Green Tree Financial Corp.:
 10.25% 2002                                                                               1,000      1,111
 6.50% 2002                                                                                  500        494       .89
Ocwen Financial Corp. 11.875% 2003                                                                    1,294       .72
Capital One Bank:
 7.15% 2006                                                                                  500        507
 6.375% 2003                                                                                 500        494
 7.268% 2027 (1), (4)                                                                        250        252       .70
PDVSA Finance Ltd. 7.40% 2016 (1)                                                          1,000      1,010       .56
MBNA Capital, Series A, 8.278% 2026                                                          600        637       .36
AT&T Capital Corp. 6.60% 2005                                                                500        502       .28
Wharf International Finance Ltd. 7.625% 2007                                                 515        438       .24
Pan Pacific Industrial Investments PLC 0% 2007 (1)                                           785        297       .17
Hutchison Whampoa Finance Ltd. 6.988% 2037 (1)                                               300        275       .15
BTC Capital Trust I 6.438% 2026 (4)                                                          250        249       .14
Komercni Banka AS 9.0%/10.75% 2008 (1), (4)                                                  250        246       .14
Central Fidelity Capital Trust I, Series A, 6.656% 2027 (4)                                  150        155       .09
Collateralized Mortgage Obligations (Privately Originated) (5) - 3.82%
Nomura Asset Securities Corp.:
 Series 1998-D6, Class PS-1, 1.266% 2030 (3)                                              24,365      2,478
 Series 1998-D6, Class A-1A, 6.28% 2030                                                    1,979      1,992      2.49
DLJ Mortgage Acceptance Corp.:
 Series 1995-CF2, Class A1, 6.85% 2027 (1)                                                   600        616
 Series 1996-CF2, Class B1, 7.53% 2021 (1)                                                   500        515       .63
Morgan Stanley Capital I, Inc., Series 1998-WF1, Class D, 7.12% 2030                         500        507       .28
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1,
 Class A-1, 6.83% 2003                                                                       459        468       .26
Merrill Lynch Mortgage Investors, Inc., Series 1995-C2,
 Class A, 7.325% 2021 (4)                                                                    275        280       .16
Health & Personal Care - 3.36%
Columbia/HCA Healthcare Corp.:
 6.91% 2005                                                                                2,000      1,930
 7.15% 2004                                                                                  500        491      1.35
Integrated Health Services, Inc.:
 9.25% 2008                                                                                1,000      1,025
 9.50% 2007                                                                                  750        778      1.00
Allegiance Corp. 7.00% 2026                                                                  500        537       .30
Paracelsus Healthcare Corp. 10.00% 2006                                                      500        510       .28
Sun Healthcare Group, Inc. 9.50% 2007 (1)                                                    500        502       .28
United States Surgical Corp. 7.25% 2008                                                      250        262       .15
Broadcasting & Publishing - 2.71%
Chancellor Media Corp.:
 8.125% 2007 (1)                                                                           1,000      1,000
 8.75% 2007                                                                                  750        771
 12.0% 2009                                                                                  529        648      1.35
Hearst-Argyle Television, Inc. 7.00% 2018                                                    1500     1,517       .84
American Radio Systems Corp. 9.00% 2006                                                      400        428       .24
Globo Comunicacoes E Participacoes Ltda. 10.50% 2006 (1)                                     250        246       .14
RBS Participacoes SA 11.00% 2007 (1)                                                         250        245       .14
Transportation -  2.62%
Atlas Air, Inc., Pass-Through Trust, Series 1998-1, Class A,
 7.38% 2018 (1), (5)                                                                       1,500      1,544       .86
Continental Airlines, Inc.:
 Series 1997-1, Class C-1, 7.42%  2007 (5)                                                   491        508
 6.648% 2019                                                                                 500        506
 Series 1996-C 9.50% 2015 (5)                                                                240        279       .72
Jet Equipment Trust:
 Series 1995-A, 11.44% 2014 (1)                                                              300        405
 Series 1994-A, 11.79% 2013 (1)                                                              250        340       .42
United Air Lines, Inc. 10.67% 2004                                                           500        599       .33
Airplanes Pass Through Trust, Class C, 8.15% 2019 (5)                                        499        525       .29
Forest Products & Paper - 2.04%
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                                               1,450      1,026
 10.25% 2002                                                                                 500        354       .77
Container Corp. of America 9.75% 2003                                                      1,000      1,075       .60
Norampac Inc. 9.375% 2008                                                                C$1,000        702       .39
Fort James Corp. 6.625% 2004                                                                $500        506       .28
Energy & Related Companies - 1.97%
Pioneer Natural Resources Co. 7.20% 2028                                                   1,500      1,499       .83
Petrozuata Finance Inc. 7.63% 2009 (1)                                                       750        770       .43
J. Ray McDermott, SA 9.375% 2006                                                             500        535       .30
McDermott Inc. 9.375% 2002                                                                   400        428       .24
Kelley Oil & Gas Corp. 10.375% 2006 (1)                                                      300        306       .17
Cable & Telephone in the United Kingdom - 1.81%
COLT Telecom Group PLC:
 10.125% 2007                                                                           GBP1,000      1,784
 8.875% 2007                                                                             DM  750        457
 0%/12.00% 2006 (2)                                                                         $250        197      1.36
Comcast UK Cable Partners Ltd. 0%/11.20% 2007 (2)                                            650        535       .30
NTL Inc. (formerly International CableTel Inc.), Series B, 10.00% 2007                       250        267       .15
Banking & Thrifts - 1.80%
Imperial Capital Trust I, Series A, 9.98% 2026                                               550        629       .35
Dime Capital Trust I, Series A, 9.33% 2027                                                   500        574       .32
First Nationwide Holdings Inc. 10.625% 2003                                                  500        558       .31
Riggs Capital Trust II 8.875% 2027                                                           500        555       .31
Chevy Chase Bank, FSB 9.25% 2008                                                             500        513       .29
Advanta Capital Trust I 8.99% 2026                                                           500        395       .22
Asset- Backed Obligations (5) - 1.65%
California Infrastructure and Economic Development Bank Special Purpose Trust,
 PG&E-1, Series 1997-1, Class A-8, 6.48% 2009                                              2,000      2,051      1.14
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,
 Class A-6, 6.95% 2015                                                                       500        510       .28
EQCC Home Equity Loan Trust, Asset-Backed Certificates, Series 1996-A,
 Class A-2, 6.95% 2012                                                                       300        302       .17
IMC Home Equity Loan Trust, Series 1996-2,
 Class A-2, 6.78% 2011                                                                        97         97       .06
Utilities: Electric & Gas - 1.42%
Cia. de Transporte de Energia Electrica en Alta Tension
 TRANSENER SA  9.25% 2008 (1)                                                              1,500      1,451       .81
Israel Electric Corp. Ltd. 7.75% 2027 (1)                                                    620        632       .35
Commonwealth Edison Co., Series 75, 9.875% 2020                                              400        475       .26
Manufacturing & Materials -  1.27%
Hyundai Semiconductor America, Inc. 8.625% 2007 (1)                                          700        571       .32
Printpack, Inc. 10.625% 2006                                                                 500        535       .30
Fairchild Semiconductor Corp. 10.125% 2007                                                   500        518       .29
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                               500        395       .22
Kaiser Aluminum & Chemical Corp. 9.875% 2002                                                 250        257       .14
Leisure, Tourism & Restaurants - 1.15%
Royal Caribbean Cruises Ltd.:
 7.25% 2018                                                                                1,000      1,012
 7.00% 2007                                                                                  500        508       .85
Rio Hotel & Casino, Inc. 9.50% 2007                                                          500        535       .30
Real Estate - 0.84%
Security Capital Pacific Trust 7.20% 2013                                                    500        509       .28
EOP Operating LP, 6.625% 2005 (1)                                                            500        502       .28
Irvine Apartment Communities, LP 7.00% 2007                                                  500        501       .28
Food & Household Products - 0.68%
GRUMA, SA de CV 7.625% 2007                                                                1,000        982       .55
Fage Dairy Industry SA 9.00% 2007                                                            250        243       .13
Machinery & Engineering - 0.62%
United Defense Industries, Inc. 8.75% 2007                                                   800        808       .45
Deere & Co. 8.95% 2019                                                                       250        299       .17
Beverages & Tobacco - 0.58%
Sparkling Spring Water Group Ltd. 11.50% 2007                                              1,000      1,050       .58
Insurance - 0.42%
Jefferson-Pilot Corp. 8.14% 2046 (1)                                                         700        755       .42
Chemicals - 0.31%
Texas Petrochemicals Corp. 11.125% 2006                                                      500        550       .31
Miscellaneous Services - 0.30%
Petro Stopping Centers, LP, Petro Financial Corp. 10.50% 2007                                500        535       .30
Multi-Industry - 0.25%
Reliance Industries Ltd.:
 10.25% 2097 (1)                                                                             250        229
 Series B, 10.25% 2097                                                                       250        229       .25
Business & Public Services - 0.15%
Allied Waste North America, Inc. 10.25% 2006                                                 250        276       .15
Appliances & Household Durables - 0.12%
Samsung Electronics Co., Ltd. 7.45% 2002 (1)                                                 250        221       .12
Independent Power Producers - 0.12%
California Energy Co., Inc. 9.875% 2003                                                      200        216       .12
Non-U.S. Governments & Governmental
Authorities -  2.87%
Canadian Government:
 4.644% 2021 (3)                                                                         C$2,000      1,586
 4.25% 2026 (3)                                                                            1,000        756      1.30
Panama (Republic of) 8.875% 2027                                                          $1,250      1,194       .66
Argentina (Republic of) 9.75% 2027                                                           525        484       .27
United Mexican States Government Eurobonds, Global, 11.375% 2016                             250        286       .16
Mendoza (Province of) 10.00% 2007 (1)                                                        250        239       .13
Poland (Republic of) Past Due Interest Bond 4.00% 2014 (4)                                   250        227       .13
Brazil (Federal Republic of):
 Capitalization Bond 8.00% 2014 (6)                                                           250       195
 Capitalization Bearer Bond 8.00% 2014 (6)                                                    40         31       .13
Deutschland Republic 8.00% 2002                                                            DM 250       159       .09
Federal Agency Obligations - Mortgage Pass-Throughs (4) -  5.28%
Government National Mortgage Assn.:
 6.50% 2025-2028                                                                           1,214      1,208
 5.00% 2026 (4)                                                                             $899        915
 6.00% 2026 (4)                                                                              829        846
 10.00% 2019                                                                                 628        696
 9.50% 2021                                                                                  630        683
 7.00% 2026                                                                                  490        498      2.70
Fannie Mae:
 6.50% 2013-2026                                                                           1,246      1,251
 6.00% 2013                                                                                  990        978
 10.00% 2018-2021                                                                            865        949
 6.213% 2033 (4)                                                                              855       860
 9.00% 2021                                                                                  551        589      2.58
Federal Agency Obligations-Other - 0.50%
Freddie Mac:
 6.78% 2005                                                                                   500       499
 5.78% 2003                                                                                  400        393       .50
U.S. Treasury Obligations - 17.28%
6.25% 2003                                                                                18,000     18,472
7.25% 2004                                                                                 5,000      5,413
5.875% 1999                                                                                2,000      2,008
8.875% 2017                                                                                1,250      1,675
10.375% 2009-2012                                                                          1,000      1,289
7.50% 2016                                                                                 1,000      1,179
3.597% 2002 (3), (4)                                                                       1,000      1,001     17.28
                                                                                                   -------- --------
TOTAL BONDS & NOTES (cost: $141,725,000)                                                            143,861     80.12
                                                                                                   --------  -------
                                                                                          Shares
                                                                                     or Principal
                                                                                    Amount (000)
Stocks
Common & Preferred Stocks - 8.32%
SB Treasury Co., LLC 9.40% preferred, Series A (1)                                        $4,500      4,395      2.45
American Radio Systems Corp. 11.375% exchangeable preferred (6)                           18,423      2,100      1.17
BNP U.S. Funding Co. LLC 7.738% noncumulative preferred, Series A (1)                     $1,300      1,319       .73
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed
 perpetual capital securities (Hong Kong) (1)                                             25,000        541
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual
 capital securities (Hong Kong) (1)                                                       20,000        440       .54
Security Capital Industrial Trust, Series D, 7.92% cumulative redeemable                  40,000        975       .54
Tokai Preferred Capital Co. LLC 9.98% (1)                                                 $1,000        928       .52
IBJ Preferred Capital Co. LLC 8.79% noncumulative preferred
 securities, Series A (1)                                                                 $1,000        886       .50
Time Warner Inc. 10.25% exchangeable preferred, Series M                                     594        670       .37
Adelphia Communications Corp. 13.00% exchangeable preferred,
 Series A (7)                                                                              5,000        595       .33
NB Capital Corp. 8.35% preferred, Series A (Canada)                                          500        522       .29
SocGen Real Estate Co. LLC 7.64%/8.40% preferred, Series A                                  $500        504       .28
CarrAmerica Realty Corp. 8.57% redeemable preferred, Series B                             20,000        491       .27
NEXTEL Communications, Inc.:
 13.00% exchangeable preferred, Series D, (6), (7)                                           274        309
 Class A (7)                                                                                 774         18       .18
Esat Telecom Group PLC, warrants, expire 2007 (Ireland) (1), (7)                           2,000         70       .04
Globalstar Telecommunications Ltd., warrants, expire 2004 (7)                                500         65       .04
Iridium World Communications Ltd. warrants, expire 2005 (1), (7)                             250         49       .03
COLT Telecom Group PLC, warrants, expire 2006 (United Kingdom) (1), (7)                      250         32       .02
Conecel Holdings Ltd., Class B, warrants, expire 2000 (Ecuador) (1), (7)                   8,100         20       .01
Cellular Communications International, Inc., warrants, expire 2003 (7)                       250          9       .01
McCaw International, Ltd., warrants, expire 2007 (1), (7)                                  2,000          7       .00
Orion Network Systems, Inc., warrants, expire 2007 (7)                                       250          4       .00
                                                                                                   -------- --------
TOTAL STOCKS (cost: $14,622,000)                                                                     14,949      8.32
                                                                                                   -------- --------
                                                                                       Principal
Convertible Debentures                                                              Amount (000)
Industrials & Services - 1.05%
Sunglass Hut International, Inc. 5.25% 2003                                                 $600        498       .28
Bell Atlantic Financial Services, Inc. 5.75% senior exchangeable note 2003 (1)               480        497       .28
Kelley Oil & Gas Corp. 8.50% 2000                                                            500        494       .27
MBI Finance Ltd. 0% 2001                                                                     500        303       .17
Time Warner Inc. 0% 2013                                                                     150         90       .05
Miscellaneous
Other equities in initial period of acquisition                                                         945       .52
                                                                                                   -------- --------
TOTAL CONVERTIBLE DEBENTURES (cost: $2,742,000)                                                       2,827      1.57
                                                                                                   -------- --------
TOTAL EQUITY SECURITIES (cost:  $17,364,000)                                                         17,776      9.89
                                                                                                   -------- --------
Short-Term Securities
Corporate Short-Term Notes -  9.21%
Consolidated Natural Gas 5.50% due 6/2/98                                                  2,900      2,899      1.62
Campbell Soup Co. 5.49% due 7/13/98                                                        2,800      2,782      1.55
Associates Corp. of North America 5.64% due 6/1/98                                         2,500      2,499      1.39
Kimberly-Clark Corp. 5.49% due 7/17/98 (1)                                                 2,500      2,482      1.38
Ford Motor Credit Co. 5.48% due 6/17/98                                                    2,200      2,194      1.22
BellSouth Telecommunications Inc. 5.52% due 7/23/98                                          2100     2,083      1.16
Xerox Corp. 5.47% due 6/26/98                                                                1600     1,594       .89
                                                                                                   --------  -------
TOTAL SHORT-TERM SECURITIES (cost: $16,533,000)                                                      16,533      9.21
                                                                                                   --------  -------

TOTAL INVESTMENT SECURITIES (cost: $175,622,000)                                                    178,170     99.22
Excess of cash and receivables over payables                                                          1,404       .78
                                                                                                  ---------  -------
NET ASSETS                                                                                         $179,574  100.00%
                                                                                                  --------- ---------
                                                                                                  --------- ---------
1 Purchased in a private placement transaction;
 resale to the public may require registration or sale
 only to qualified institutional buyers.

2 Step bond; coupon rate will increase at a later date.

3 Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.

4 Coupon rate changes periodically.

5 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

6 Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

7 Non-income-producing securities.


See Notes to Financial Statements

AMERICAN VARIABLE INSURANCE SERIES
HIGH-YIELD BOND FUND
INVESTMENT PORTFOLIO - MAY 31, 1998

CORPORATE BONDS                                                                      82.35%
NON-U.S. GOVERNMENT BONDS                                                             1.83%
EQUITY SECURITIES                                                                     8.10%
CASH & EQUIVALENTS                                                                    7.72%
                                                                                  Percent
                                                                                    of Net
Largest Corporate Holdings                                                          Assets
NEXTEL Communications                                                                 4.22%
NTL                                                                                   4.09
Chancellor Media/Chancellor Radio Broadcasting                                        2.48
Container Corp. of America                                                            2.23
Omnipoint                                                                             2.23
Integrated Health                                                                     2.18
COLT Telecom                                                                          1.89
CellNet Data Systems                                                                  1.66
Paracelsus Healthcare                                                                 1.62
American Radio Systems                                                                1.51

                                                                                Principal      Market  Percent
                                                                                    Amount      Value    Of Net
Bonds & Notes                                                                        (000)      (000)    Assets
Cellular, Paging & Wireless Communications - 17.01%
NEXTEL Communications, Inc.:
 0%/9.95% 2008(1) (2)                                                              $14,000     $8,837     2.27%
 0%/10.65% 2007(1)                                                                   5,000      3,325
 0%/9.75% 2007(1)                                                                    4,500      2,903
 0%/9.75% 2004(1)                                                                      750        726
NEXTEL International., Inc. (owned by NEXTEL Communications, Inc.)
 0%/12.125% 2008 (1), (2)                                                            6,000      3,540
Omnipoint Corp.:
 11.625% 2006                                                                       14,125     15,114       2.01
 8.875% 2006                                                                         2,000      2,000
CellNet Data Systems, Units, 0%/14.00% 2007 (1)                                     22,257     12,575       1.48
Clearnet Communications Inc.:
 0%/11.75% 2007(1)                                                               C$ 20,825      9,510       1.46
 0%/10.40% 2008 (1)                                                                  7,000      2,884
Orion Network Systems, Inc. Units, 11.25% 2007                                     $10,750     12,174       1.43
PriCellular Wireless Corp.:
 0%/12.25% 2003(1)                                                                   6,000      6,540       1.16
 10.75% 2004                                                                         2,000      2,290
 14.00% 2001                                                                           935      1,026
Centennial Cellular Corp. 8.875% 2001                                                8,000      8,340        .98
Cellular Communications of Puerto Rico, Inc. 10.00% 2007                             7,250      7,304        .86
CTI Holdings SA  0%/11.50% 2008 (1), (2)                                            10,500      6,011        .71
PageMart Wireless, Inc. 0%/11.25% 2008 (1)                                           9,650      5,983        .70
American Cellular Corp. 10.50% 2008 (2)                                              5,250      5,237        .62
McCaw International, Ltd. 0%/13.00% 2007(1)                                          6,500      4,322        .51
Comcast Cellular Holdings, Inc., Series B, 9.50% 2007                                4,000      4,120        .48
Mobile Telecommunication Technologies Corp. 13.50% 2002                              3,500      4,060        .48
Comunicacion Celular SA 0%/13.125% 2003(1)                                           5,000      3,875        .46
Occidente y Caribe Celular Wireless SA 0%/14.00% 2004 (1)                            3,700      2,831        .33
Telesystem International Wireless Inc. 0%/13.25% 2007(1)                             3,450      2,312        .27
Western Wireless Corp. 10.50% 2006                                                   1,500      1,613        .19
PTC International Finance BV 0%/10.75% 2007 (1)                                      2,000      1,400        .16
Sprint Spectrum LP, Sprint Spectrum Finance Corp. 11.00% 2006                        1,000        1120       .13
Vanguard Cellular Systems, Inc. 9.375% 2006                                          1,000      1,045        .12
Globalstar, LP 11.375% 2004                                                          1,000      1,000        .12
MobileMedia Communications, Inc. 0%/10.50% 2003(1)                                   3,500        700        .08
Diversified Media, Cable Television &
 Telecommunications - 12.56%
Viatel Inc., units:
 11.25% 2008 (2)                                                                     6,000      6,240       1.44
 11.15% 2008                                                                       DM6,000      3,513
 0%/12.50% 2008  (1), (2)                                                           $4,250      2,529
Falcon Holding Group, LP:
 8.375% 2010 (2)                                                                     6,250      6,141       1.09
 0%/9.285% 2010 (1), (2)                                                             5,000      3,112
Nextlink Communications LLC:
 Nextlink Communications, Inc.:
  9.625% 2007                                                                        3,500      3,570        .91
  9.00% 2008 (2)                                                                     3,000      3,030
 Nextlink Capital, Inc. 12.50% 2006                                                  1,000      1,140
Qwest Communications International Inc.:
 0%/8.29% 2008 (1),(2)                                                               4,750      3,349        .77
 10.875% 2007                                                                        1,500      1,721
 0%/9.47% 2007(1)                                                                    2,000      1,475
Century Communications Corp. 0% 2008                                                13,650      6,006        .71
Hermes Euro Railtel BV 11.50% 2007                                                   5,000      5,700        .67
KMC Telecom Holdings, Inc., units 0%/12.50% 2008 (1) (2)                             9,500      5,676        .67
Teligent, Inc. 11.50% 2007                                                           5,125      5,215        .61
Adelphia Communications Corp., Series B, 9.25% 2002                                  5,000      5,137        .60
Verio Inc.:
 10.375% 2005 (2)                                                                    3,750      3,900        .59
 13.50% 2004 (2)                                                                     1,000      1,163
Cablevision Systems Corp.:
 9.875% 2013                                                                         3,000      3,277        .51
 8.125% 2009                                                                         1,000      1,045
Netia Holdings BV:
 0%/11.25% 2007(1),(2)                                                               3,500      2,419        .46
 10.25% 2007(2)                                                                      1,500      1,487
Global TeleSystems Group, Inc. 9.875% 2005                                           3,600      3,726        .44
GST Equipment Funding, Inc. 13.25% 2007                                                3000       3450       .40
Fox/Liberty Networks, LLC:
 0%/9.75% 2007 (1)                                                                   4,000      2,700        .38
 8.875% 2007                                                                           500        506
Multicanal Participacoes SA, 12.625% 2004                                            3,000      3,173        .37
V2 Music (Holdings) PLC:
 0%/14.00% 2008 (1), (2)                                                             4,500      2,318        .37
 0%/14.00% 2008 (1)                                                             Pound1,000        841
Newsquest Capital PLC:
 11.00% 2006                                                                        $1,800      2,034        .36
 Series B, 11.00% 2006                                                                 900      1,017
Lenfest Communications, Inc. 8.25% 2008 (2)                                          3,000      3,004        .35
Consorcio Ecuatoriano de Telecomunicaciones SA CONECEL:
 14.00% 2000(2)                                                                      1,000      1,005        .21
 14.00% 2002                                                                           750        754
Level 3 Communications, Inc. 9.125% 2008 (2)                                         1,500      1,457        .17
Intermedia Communications Inc. 0%/11.25% 2007(1)                                     2,000      1,452        .17
Comtel Brasileira Ltda. 10.75% 2004(2)                                               1,000        980        .12
East Telecom Group PLC 0%/12.50% 2007(1)                                             1,250        925        .11
TEVECAP SA 12.625% 2004                                                                750        713        .08
Manufacturing & Materials - 9.08%
BREED Technologies, Inc. 9.25% 2008 (2)                                              8,500      8,500       1.00
Anchor Glass Container Corp.:
 11.25% 2005                                                                         5,000      5,387        .93
 9.875% 2008 (2)                                                                     2,500      2,500
Flextronics International Ltd.  8.75% 2007                                           7,250      7,322        .86
Impress Metal Packaging Holdings BV 9.875% 2007                                   DM10,250      6,030        .71
Fairchild Semiconductor Corp. 10.125% 2007                                          $5,250      5,434        .64
Boyds Collection Ltd. 9.00% 2008 (2)                                                 5,250      5,269        .62
Tekni-Plex, Inc. 9.25% 2008 (2)                                                      4,500      4,511        .53
Lifestyle Furnishings International Ltd. 10.875% 2006                                4,000      4,460        .52
Kaiser Aluminum & Chemical Corp. 12.75% 2003                                         3,850      4,115        .48
Consumers International Inc. 10.25%/11.75% 2005(2)                                   3,250      3,510        .41
Westinghouse Air Brake Co. 9.375% 2005                                               3,000      3,158        .37
Key Plastics, Inc., Series B, 10.25% 2007                                            3,000      3,135        .37
Texas Petrochemicals Corp. 11.125% 2006                                              2,750      3,025        .35
Samsung Electronics Co., Ltd. 7.45% 2002 (2)                                         3,150      2,780        .33
Printpack, Inc. 10.625% 2006                                                         2,250      2,408        .28
Advanced Micro Devices, Inc. 11.00% 2003                                             2,000      2,140        .25
Doe Run Resources Corp. 11.25% 2005 (2)                                              2,000      2,040        .24
DGS International Finance Co. BV 10.00% 2007(2)                                      2,000      1,590        .19
Cable & Telephone in the United Kingdom - 7.03%
NTL Inc.:
 0%/10.875% 2003 (1)                                                                13,250     13,184       4.09
 0%/10.75% 2008 (1)                                                          Pounds 10,500     10,375
 9.50% 2008                                                                          3,750      6,109
 0%/9.75% 2008 (1) (2)                                                              $5,500      3,568
 Series B, 10.00% 2007                                                               1,500      1,605
COLT Telecom Group PLC:
 0%/12.00% 2006 (1)                                                                 11,250      8,888       1.72
 8.875% 2007                                                                       DM6,500      3,960
 10.125% 2007                                                                   Pound1,000      1,784
Comcast UK Cable Partners Ltd. 0%/11.20% 2007(1)                                   $10,000      8,225        .97
TeleWest Communications PLC 9.625% 2006                                              2,000      2,100        .25
Broadcasting & Publishing - 6.79%
Chancellor Media Corp:
 12.00% 2009                                                                           7276       8904      2.48
 Series B, 8.75% 2007                                                                6,000      6,165
 8.125% 2007 (2)                                                                       4500       4500
 Chancellor Radio Broadcasting Co. 9.375% 2004                                         1500       1560
Acme Intermediate Holdings, LLC, 0%/12.00% 2005(1)                                   8,911      5,436        .64
American Radio Systems Corp. 9.00% 2006                                              4,750      5,082        .60
Ziff-Davis Inc. 8.50% 2008                                                           5,000      5,037        .59
Globo Comunicacoes E Participacoes LTDA. 10.50% 2006(2)                              4,600      4,531        .53
Big City Radio, Inc. 0%/11.25% 2005 (1), (2)                                         6,000      4,440        .52
Gray Communications Systems, Inc. 10.625% 2006                                       2,750      3,011        .35
Antenna TV, SA  9.00% 2007                                                           2,750      2,778        .33
Young Broadcasting Inc. 10.125% 2005                                                 2,000      2,130        .25
Sun Media Corp. 9.50% 2007                                                           1,300      1,381        .16
STC Broadcasting, Inc. 11.00% 2007                                                   1,250      1,369        .16
RBS Participacoes SA 11.00% 2007(2)                                                  1,000        980        .12
TransWestern Publishing Company 9.625% 2007                                            500        515        .06
Forest Products & Paper - 5.43%
Container Corp. of America:
 9.75% 2003                                                                         14,600     15,695       2.23
 Series A, 11.25% 2004                                                               2,000      2,165
 Series B, 10.75% 2002                                                               1,000      1,095
Graham Packaging Co., GPC Capital Corp. I 8.75% 2008 (2)                             3,250      3,242        .69
Graham Packaging Holdings Co. 0%/10.75% 2009 (1) (2)                                 4,250      2,667
Advance Agro PCL 13.00% 2007 (2)                                                     4,500      4,522        .53
Indah Kiat Finance Mauritius Ltd.:
 11.875% 2002                                                                        2,900      2,349        .49
 10.00% 2007                                                                         2,550      1,785
Paperboard Industries International Inc. 8.375% 2007                                 4,000      4,050        .47
Norampac Inc. 9.375% 2008                                                         C$ 4,000      2,809        .33
Pindo Deli Finance Mauritius Ltd.:
 10.75% 2007                                                                        $2,200      1,556        .31
 10.25% 2002                                                                         1,500      1,061
MAXXAM Group Inc. 11.25% 2003                                                        2,000      2,110        .25
Copamex Industrias, Series B, SA de CV 11.375% 2004                                  1,000      1,078        .13
Health & Personal Care - 4.66%
Integrated Health Services, Inc.:
 10.25% 2006                                                                         5,000      5,300       1.71
 Series A:
  9.50% 2007                                                                         4,750      4,928
  9.25% 2008                                                                         4,250      4,356
Paracelsus Healthcare Corp. 10.00% 2006                                             13,500     13,770       1.62
Mariner Health Group, Inc. 9.50% 2006                                                6,625      7,089        .84
Unison HealthCare Corp. 13.00% 2006(2), (3)                                          6,600      2,640        .31
Tenet Healthcare Corp. 8.00% 2005                                                    1,500      1,545        .18
Leisure, Tourism & Restaurants - 3.97%
AMF Group Inc.:
 10.875% 2006                                                                        4,750      5,225       1.06
 0%/12.25% 2006 (1)                                                                  4,716      3,820
Boyd Gaming Corp. 9.25% 2003                                                         6,250      6,578        .78
Hard Rock Hotel, Inc. 9.25% 2005 (2)                                                 6,000      6,120        .72
William Hill Finance PLC 10.625% 2008                                           Pound1,550      2,513        .30
Rio Hotel & Casino, Inc. 10.625% 2005                                               $2,250      2,430        .29
Premier Parks, Inc. 0%/10.00% 2008 (1), (2)                                          3,750      2,391        .28
Friendly Ice Cream Corp. 10.50% 2007                                                 2,000      2,130        .25
FelCor Suites LP 7.375% 2004                                                         1,750      1,720        .20
Sun International Hotels Ltd., Sun International
 North America, Inc. 9.00% 2007                                                        750        787        .09
Food & Food Retailing -  3.25%
Fage Dairy Industry SA 9.00% 2007                                                   10,500     10,211       1.20
Home Products International, Inc. 9.625% 2008 (2)                                    6,500      6,598        .77
Randall's Food Markets, Inc. 9.375% 2007                                             4,750      4,987        .59
Carr-Gottstein Foods Co. 12.00% 2005                                                 3,000      3,345        .39
Favorite Brands International, Inc. 10.75% 2006 (2)                                  2,500      2,544        .30
Energy & Related Companies - 3.23%
Kelley Oil & Gas Corp.:
 10.375% 2006                                                                        7,000      7,105        .95
 10.375% 2006 (2)                                                                    1,000      1,020
Benton Oil and Gas Co.:
 9.375% 2007                                                                         3,000      2,940        .59
 11.625% 2003                                                                        2,000      2,110
Pogo Producing Co. 8.75% 2007                                                        4,250      4,345        .51
Forcenergy Inc:
 9.50% 2006                                                                          2,250      2,301        .50
 8.50% 2007                                                                          2,000      1,940
McDermott Inc. 9.375% 2002                                                           2,250      2,410        .28
Lomak Petroleum, Inc. 8.75% 2007                                                     2,250      2,284        .27
J. Ray McDermott, SA 9.375% 2006                                                     1,000      1,070        .13
Beverages - 2.44%
Sparkling Spring Water Group, Ltd. 11.50% 2007                                       5,500      5,775        .68
Delta Beverage Group, Inc. 9.75% 2003                                                5,200        5428       .64
Canandaigua Wine Co., Inc.:
 Series C, 8.75% 2003                                                                3,750      3,834        .63
 8.75% 2003                                                                          1,500      1,523
Standard Commercial Corp. 8.875% 2005                                                4,250      4,186        .49
Miscellaneous Services - 2.33%
Allied Waste North America, Inc. 10.25% 2006                                         8,300      9,151       1.08
Teletrac, Inc. 14.00% 2007                                                           4,100      3,936        .46
Petro Stopping Centers, LP, Petro Financial Corp. 10.50% 2007                        2,750      2,942        .34
Iron Mountain Inc.:
 10.125% 2006                                                                        1,500      1,635        .23
 8.75% 2009                                                                            350        358
EarthWatch Inc., units, 12.50% 2001(2),(3)                                           2,000      1,600        .19
Reliance Industries Ltd. 10.50% 2046 (2)                                               250        234        .03
Banking & Financial Services - 1.46%
Amresco Inc., Series 1998-A, 9.875% 2005 (2)                                         6,000      6,150        .72
Wharf International Finance Ltd. 7.625% 2007                                         3,000      2,549        .30
Wilshire Financial Services Group Inc. 13.00% 2004                                   1,500      1,620        .19
Ocwen Financial Corp. 11.875% 2003                                                   1,250      1,406        .16
Komercni Finance BV 9.00%/10.75% 2008 (1) (2)                                          750        739        .09
Transportation -  1.26%
Teekay Shipping Corp. 8.32% 2008                                                     3,500      3,605        .42
USAir, Inc. Pass-through-trust, Series 1993-A3, 10.375% 2013(4)                      3,000      3,371        .40
Northwest Airlines, Inc. 7.625% 2005 (2)                                             2,500      2,497        .29
Delta Air Lines, Inc., Series 1991-I, 10.00% 2014(2)                                 1,000      1,274        .15
Protection Services - 0.56%
Borg-Warner Security Corp. 9.625% 2007                                               2,250      2,520        .29
Protection One Alarm Monitoring, Inc. 0%/13.625% 2005(1)                             2,000      2,275        .27
Machinery & Engineering - 0.54%
LES, Inc. 9.25% 2008 (2)                                                             4,500      4,568        .54
Private Issue Collateralized Mortgage/Asset-Backed Obligations (4)- 0.45%
Kmart Corp., Series K-2, 9.78% 2020                                                  2,000      2,230        .26
Dr Structured Finance Corp., Series 1994 K-2, 9.35% 2019                             1,500      1,611        .19
Textiles & Apparel - 0.30%
Tultex Corp. 10.625% 2005                                                            2,500      2,581        .30
Non-U.S. Governments & Governmental
 Authorities - 1.83%
Argentina (Republic of):
 11.00% 2006                                                                         1,500        1601       .54
 9.75% 2027                                                                          1,450        1336
 11.375% 2017                                                                        1,000        1072
 11.75% 2007                                                                     ARP   650         634
Panama (Republic of):
 Interest Reduction Bond 3.75% 2014(2),(5)                                          $3,000        2316       .50
 Global 8.875% 2027                                                                    2000       1911
United Mexican States Government 11.375% 2016                                          2750       3145       .37
Philippines (Republic of) 8.875% 2008                                                  1750       1695       .20
Korea (Republic of)  8.875% 2008                                                     1,000        933        .11
Poland (Republic of) Past Due Interest Bond 4.00% 2014(5)                            1,000        907        .11
                                                                                             --------  --------
TOTAL BONDS & NOTES (cost: $692,300,000)                                                      716,432      84.18
                                                                                             --------   -------

                                                                                   Number
                                                                                        of
Stocks                                                                              Shares

Common & Preferred Stocks - 6.72%

NEXTEL Communications, Inc. 11.125% 2010 (2), (6), (7)                              11,850     12,176       1.95
NEXTEL Communications, Inc., Series D, 13.00% exchangeable preferred(6),(7)          3,828      4,307
NEXTEL Communications, Inc. Class A(6)                                               5,422        128
NEXTEL Communications, Inc., warrants, expire 1999(3),(6)                            9,500         13
American Radio Systems Corp. 11.375% exchangeable preferred(2),(7)                  67,823      7,732        .91
Tokai Preferred Capital Co. LLC 9.98% noncumulative preferred, Series A              5,000      4,638        .55
Time Warner Inc. 10.25% exchangeable preferred, Series M                             3,568      4,023        .47
IXC Communications, Inc. 12.50% exchangeable preferred 2009 (6) (7)                  2,654      3,053        .36
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed
 perpetual capital securities (Hong Kong) (2)                                      125,000      2,750        .33
IBJ Preferred Capital Co. LLC 8.79% noncumulative preferred, Series A (2)            2,500      2,215        .26
Kelley Oil & Gas Corp., convertible preferred                                       90,000      2,137        .25
Chevy Chase Preferred Capital Corp., 10.375% exchangeable preferred                 39,000      2,125        .25
Jacor Communications, Inc.(6)                                                       35,000      1,850        .22
Omnipoint Corp. 7.00% covertible preferred (2)                                      40,000      1,845        .22
CellNet Data Systems, Inc.(3),(6)                                                  112,000        907        .18
CellNet Data Systems, Inc., warrants, expire 2007 (2), (6)                          20,870        626
COLT Telecom Group PLC, warrants, expire 2006 (2), (6)                              11,250      1,451        .17
Adelphia Communications Corp., preferred, Series B, 13.00% 2009 (6)                 10,000      1,190        .14
Cellular Communications International, Inc. (6)                                     15,300        721        .11
Cellular Communications International,Inc., warrants, expire 2003 (6)                6,500        227
Fuji JGB Investment LLC 9.87% noncumulative preferred, Series A (Japan)(2)           1,000        868        .10
Acme Television LLC (2),(6)                                                            362        362        .04
Acme Intermediate Holdings, LLC (2), (6)                                             5,970        358        .04
Comunicacion Celular SA, Class B, warrants, expire 2003(Columbia) (2),(6)            5,000        350        .04
Verio Inc., warrants, expire 2004 (2), (6)                                           8,000        272        .03
Orion Network Systems, Inc., warrants, expire 2007 (6)                              11,250        183        .02
EarthWatch Inc. 12.00% convertible preferred, Series C(2),(3),(6),(7)              350,000        175        .02
Teletrac Holdings, Inc., warrants, expire 2007 (2), (6)                              4,100        164        .02
Globalstar Telesystem, warrants, expire 2004 (6)                                     1,000        131        .02
Protection One Alarm Monitoring, Inc., warrants, expire 2005(2),(6)                  6,400         77        .01
Telecom Group PLC, warrants, expire 2007(2),(6)                                      1,250         44        .01
Conecel Holdings Ltd., Class B, warrants, expire 2000 (Ecuador)(2), (6)             13,500         34        .00
McCaw International, Ltd., warrants, expire 2007(2),(6)                              2,500          9        .00
Heartland Wireless Communications, Inc., warrants, expire 2000(2),(6)               18,000

Miscellaneous - 0.18%
Other stocks in initial period of acquisition                                                   1,533        .18
                                                                                             --------  --------
TOTAL STOCKS (cost: $58,724,000)                                                               58,674       6.90
                                                                                             --------  --------


                                                                                Principal      Market  Percent
                                                                                    Amount      Value    Of Net
Convertible Debentures                                                               (000)      (000)    Assets

Industrials & Services -  1.20%
Integrated Health Services, Inc. 5.75% 2001                                        $ 3,500      4,043        .47
Jacor Communications, Inc. 0% 2018                                                   7,250      2,991        .35
Pilipino Telephone International Holding Corp. 1.75% 2006                            1,875      1,481        .17
MBI Finance Ltd. 0% 2001                                                             1,500        907        .11
Sunglass Hut International, Inc. 5.25% 2003                                          1,000        830        .10
                                                                                             --------  --------
TOTAL CONVERTIBLE DEBENTURES (cost: $9,489,000)                                                10,252       1.20
                                                                                             --------  --------

TOTAL EQUITY SECURITIES (cost: $68,213,000)                                                    68,926       8.10
                                                                                             --------  --------
Short-Term Securities
Corporate Short-Term Notes -  5.36%
E.I. du Pont de Nemours and Co. 5.48%-5.49% due 6/18-7/17/98                        25,300     25,178       2.96
Motorola, Inc. 5.46%-5.48% due 6/09-7/10/98                                         15,000     14,933       1.75
General Electric Capital Corp. 5.65% due 6/01/98                                     5,500      5,499        .65

                                                                                             --------   -------
TOTAL SHORT-TERM SECURITIES (cost: $45,610,000)                                                45,610       5.36
                                                                                             --------   -------

TOTAL INVESTMENT SECURITIES (cost: $806,123,000)                                              830,968      97.64
Excess of cash and receivables over payables                                                   20,072       2.36
                                                                                            ---------   -------
NET ASSETS                                                                                   $851,040   100.00%
                                                                                            =========   =======


(1) Step bond; coupon rate will increase at a later date.

(2) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

(3) Valued under procedures established by the Board of Trustees.

(4) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

(5) Coupon rate changes periodically.

(6) Non-income-producing securities.

(7) Payment in kind. The issuer has the option of paying additional securities in lieu of cash.

American Variable Insurance Series
U.S. Government/AAA-Rated Securities Fund
Investment Portfolio, May 31, 1998
(Unaudited)
------------------------------------------------                   --------   -------- --------
U.S. TREASURY BONDS                                                   36.93%
FEDERAL AGENCY MORTGAGE-RELATED SECURITIES                            29.68
PRIVATE MORTGAGE & ASSET-BACKED SECURITIES                            27.80
CASH & EQUIVALENTS                                                     2.72
CORPORATE BONDS                                                        2.41
OTHER FEDERAL OBLIGATIONS                                               .46
------------------------------------------------                   --------   -------- --------
                                                                   Principal    Market Percent
                                                                     Amount     Value   of Net
Bonds & Notes                                                        (000)      (000)   Assets
------------------------------------------------                   --------   -------- --------
U.S. Treasury Obligations - 36.93%
8.875% 2017                                                         $32,800    $43,952
10.375% 2009                                                         27,500     34,272
7.25% 2004                                                           31,400     33,956
10.75% 2003                                                          23,150     28,192
12.00% 2013                                                          10,000     14,738
7.125% 2023                                                           7,500      8,678
7.50% 2005                                                            4,800      5,292
3.77% 2007 (1)                                                        3,750      3,723
14.25% 2002                                                           2,000      2,572
11.625% 2004                                                          1,250      1,649  36.93%
3.66% 2028 (1)                                                        1,000        997

Federal Agency Obligations - Mortgage
  Pass-Throughs (2) - 24.95%
Fannie Mae :
 8.00% 2024-2028                                                     13,504     14,056
 7.50% 2009-2028                                                      9,906     10,180
 8.50% 2023-2027                                                      8,658      9,102
 6.50% 2013-2028                                                      8,500      8,513
 6.00% 2013                                                           5,445      5,380
 7.00% 2028                                                           4,000      4,056    13.21
 13.00% 2015                                                          3,000      3,601
 10.00% 2018                                                          3,216      3,524
 9.00% 2011-2025                                                      2,472      2,631
 12.00% 2028                                                          2,250      2,628
Government National Mortgage Assn.:
 8.50% 2021-2026                                                      9,636     10,263
 6.875% 2021-2024                                                     8,403      8,612
 7.00% 2018-2023                                                      7,048      7,258
 9.50% 2019-2021                                                      4,454      4,826
 7.375% 2024                                                          2,786      2,859
 10.00% 2019                                                          2,510      2,784     8.63
 6.00% 2013                                                           2,273      2,254
 8.00% 2026-2028                                                      1,367      1,421
 9.00% 2009-2016                                                      1,063      1,143
 10.50% 2019                                                            132        148
 11.00% 2019                                                             39         43
 12.00% 2012-2014                                                         7          7
Freddie Mac :
 6.00% 2013                                                           5,000      4,947
 8.25% 2008-2009                                                      3,359      3,496
 6.50% 2013                                                           2,250      2,265
 7.00% 2008                                                           2,186      2,237     3.11
 9.00% 2021-2022                                                      1,363      1,451
 8.50% 2018                                                             447        473
 9.50% 2016                                                              93        100
 12.00% 2016                                                              1          2

Collateralized Mortgage Obligations
 (Privately Originated) (2) - 21.40%
Prudential-Bache CMO Trust III 9.44% 2018                            14,000     14,298     2.97
Westam Mortgage, Class 4-H, 8.95% 2018                               11,000     11,426     2.36
GE Capital Mortgage Services, Inc.:
 Series 1994-15, Class A-10, 6.00% 2009                               8,000      7,645
 Series 1995-10, Class A-1, 7.00% 2010                                2,855      2,853     2.18
Ocwen Residential MBS Corp., Series 1998-R1,
 Class AWC, 3.453% 2027  (3)                                          9,663      9,701     2.01
Nomura Asset Securities Corp., Series 1998-D6,
 Class A-1A, 6.28% 2030                                               7,916      7,967     1.65
Morgan Stanley Capital I, Inc.:
 Series 1997-HF1, Class A-1, 6.86% 2006 (3)                           4,738      4,867
 Series 1998-WF1, Class A-1, 6.25% 2007                               2,586      2,596     1.55
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,
 Class A-1, 6.22% 2031                                                7,437      7,460     1.55
Mortgage Capital Funding, Inc., Series 1998-MC1,
 Class A-1, 6.417% 2030                                               6,466      6,547     1.36
Structured Asset Securities Corp.:
 Series 1998-RF, Class 1, 8.712% 2027  (3)                            2,975      3,176
 Series 1996-CFL, Class A1-C, 5.944% 2028                             3,008      2,994     1.28
Merrill Lynch Mortgage Investors, Inc.:
 Series 1997-C1, Class A-1, 6.95% 2029                                2,869      2,953
 Series 1995-C3, Class A-2, 6.822% 2025 (4)                           1,500      1,528      .93
DLJ Mortgage Acceptance Corp.:
 Series 1995-CF2, Class A-1, 6.85% 2027 (3)                           2,250      2,310
 Series 1996-CF1, Class A-1A, 7.28% 2028                              1,728      1,788      .85
AMRESCO Commercial Mortgage Funding I Corp.,
 Series 1997-C1, Class A-1, 6.73% 2029                                3,838      3,903      .81
J.P. Morgan Commercial Mortgage Finance Corp., Series 1995-C1,
 Class A2, 7.403% 2010 (4)                                            3,000      3,087      .64
Chase Commercial Mortgage Securities Corp., Series 1998-1,
 Class A1, 6.34% 2030                                                 3,000      3,029      .63
LB Commercial Conduit Mortgage Trust, Series 1998-C1,
 Class A1, 6.33% 2030                                                 1,964      1,977      .41
Ryland Acceptance Corp., Series 88, Class E, 7.95% 2019               1,028      1,066      .22

Asset-Backed Obligations (2) - 6.40%
Green Tree Financial Corp.:
 Series 1995-9, Class A-5, 6.80% 2027                                 5,000      5,075
 Series 1996-7, Class A-6, 7.65% 2027                                 3,000      3,168     3.20
 Series 1997-6, Class A-6, 6.90% 2029                                 2,500      2,562
 Series 1996-10, Class A-5, 6.83% 2028                                2,500      2,544
 Series 1995-3, Class A-5, 7.30% 2025                                 2,050      2,094
ContiMortgage Home Equity Loan Trust 1996-4,
 Class A-4, 6.37% 2011                                                5,000      5,000     1.04
Bombardier Capital Mortgage Securitization Corp.:
 Series 1998-A, Class A-3, 6.23% 2028                                 2,000      1,967
 Series 1998-A, Class A-4, 6.65% 2028                                 1,000      1,003      .62
Standard Credit Card Master Trust 1994-4, Class A,
 8.25% 2003                                                           2,500      2,670      .55
Freddie Mac, Series 1998-A, Class A, 6.69% 2020 (3)                   2,000      2,017      .42
EQCC Home Equity Loan Asset-Backed Certificates,
 Series 1996-A, Class A-2, 6.95% 2012                                 2,000      2,014      .42
California Infrasturcture and Economic Development Bank Special
 Purpose Trust, PG&E-1, Series 1997-1, Class A-6, 6.32% 2005            500        513      .11
IMC Home Equity Loan Trust, Series 1996-2,
 Class A-2, 6.78% 2011                                                  194        193      .04

Collateralized Mortgage Obligations
 (Federal Agencies) (2) - 4.73%
Freddie Mac:
 Series 1567, Class A, 6.088% 2023 (4)                                8,987      8,650
 Series 1948, Class PJ, 6.65% 2027                                    4,000      3,995
 Series 1716, Class A, 6.50% 2009                                     2,250      2,199
 Series 1507, Class JZ, 7.00% 2023                                      567        576     3.45
 Series 2030, Class F6, 6.156% 2028                                     462        463
 Series 83-B, Class B-3, 12.50% 2013                                    363        426
 Series 1983, Class FB, 6.188% 2026 (4)                                 330        332
Fannie Mae:
 Series 1997-M6, Class ZA, 6.85% 2026                                 5,263      5,301
 Series 1994-4, Class ZA, 6.50% 2024                                    934        878     1.28

Development Authorities - 2.41%
Inter-American Development Bank  8.875% 2009                          9,500     11,627     2.41

Federal Agency Obligations - Other - 0.46%
Freddie Mac 5.75% 2008                                                2,250      2,225      .46

                                                                            -------------------
TOTAL BONDS & NOTES (cost: $459,171,000)                                       468,944    97.28
                                                                            -------------------

Short-Term Securities
------------------------------------------------
Corporate Short-Term Notes - 10.93%
E.I. du Pont de Nemours and Co. 5.48% due 7/17/98                    18,800     18,664     3.87
Ford Motor Credit Co. 5.50% due 7/1/98                               17,500     17,417     3.62
Lucent Technologies Inc. 5.50% due 6/12/98                           10,000      9,982     2.07
Emerson Electric Co. 5.47% due 6/1/98                                 4,400      4,399      .91
General Electric Capital Corp. 5.65% due 6/1/98                       2,200      2,200      .46

                                                                            -------------------
TOTAL SHORT-TERM SECURITIES (cost: $52,663,000)                                 52,662    10.93
                                                                            -------------------
TOTAL INVESTMENT SECURITIES (cost: $511,834,000)                               521,606   108.21

Excess of payables over cash and receivables                                    39,559     8.21
                                                                            -------------------
NET ASSETS                                                                    $482,047 100.00%
                                                                            ===================

(1) Index-linked bond, which is a floating rate bond whose principal amount moves with a government retail price index.

(2) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity of these securities is shorter than the stated maturity.

(3) Purchased in a private placement transaction;
  resale to the public may require registration or sale only to qualified institutional buyers.

(4) Coupon rate may change periodically.

 See Notes to Financial Statements

American Variable Insurance Series
Cash Management Fund
Investment Portfolio, May 31, 1998                                           (Unaudited)

                                                           Principal  Market
                                                             Amount    Value Percent of
Short-Term Securities                                         (000)    (000) Net Assets

Corporate Short-Term Notes - 74.01%
Bestfoods 5.50% due 6/19/98 (1)                             $ 9,000  $ 8,974     3.37%
American Express Credit Corp. 5.48%-5.51% due 7/9-7/20/98       7500     7451     2.80
Coca-Cola Co. 5.49% due 7/24/98                               7,400    7,339      2.76
International Lease Finance Corp. 5.47% due 7/15/98           7,300      7250     2.73
H.J. Heinz Co. 5.48%-5.49% due 6/12-6/19/98                   7,170      7154     2.69
Campbell Soup Co. 5.49% due 7/13/98                           7,200    7,153      2.69
Duke Energy Corp. 5.49% due 6/8/98                            6,300      6292     2.36
Emerson Electric Co. 5.47% due 6/11/98                        6,300      6290     2.36
Ford Motor Credit Co. 5.48%-5.51% due 6/9-6/17/98             6,300    6,289      2.36
Shell Oil Co. 5.47% due 6/12/98                               6,300      6289     2.36
Procter & Gamble Co. 5.46%-5.47% due 6/4-6/24/98              6,200      6187     2.33
Monsanto Co. 5.48% due 6/18/98 (1)                            6,100      6083     2.29
John Deere Capital Corp. 5.50% due 6/15/98                    6,000    5,986      2.25
Lucent Technologies Inc. 5.47%-5.50% due 6/15-6/25/98         6,000      5982     2.25
Colgate-Palmolive Co. 5.49% due 6/30/98 (1)                   6,000    5,973      2.25
Bell Atlantic Financial Services, Inc. 5.52% due 7/10/98      6,000    5,963      2.24
Baltimore Gas & Electric Co. 5.50% due 6/12/98                5,900      5889     2.21
Gillette Co. 5.47% due 6/3/98 (1)                             5,800    5,797      2.18
Associates Corp. of North America 5.64% due 6/1/98            5,500      5499     2.07
E.I. du Pont de Nemours and Co. 5.48% due 6/23/98             5,500    5,481      2.06
General Electric Capital Corp. 5.53% due 6/19/98              5,400    5,384      2.02
Minnesota Mining and Manufacturing Co. 5.45% due 6/9/98       5,200      5193     1.95
Sherwin-Williams Co. 5.50% due 6/3/98 (1)                     5,000    4,998      1.88
Sara Lee Corp. 5.46% due 6/8/98                               5,000      4994     1.88
Commercial Credit Co. 5.51% due 6/22/98                       5,000      4983     1.87
Ameritech Corp. 5.46% due 7/6/98                              5,000    4,973      1.87
IBM Credit Corp. 5.50% due 7/8/98                             5,000    4,971      1.87
Amoco, Inc. 5.48% due 7/9/98                                  5,000    4,970      1.87
Motorola, Inc. 5.46% due 7/10/98                              5,000    4,970      1.87
Xerox Corp. 5.47% due 6/26/98                                 4,400    4,383      1.65
Pfizer Inc 5.48% due 6/17/98 (1)                              4,200    4,189      1.57
BellSouth Telecommunications, Inc. 5.46% due 6/5/98           4,100      4097     1.54
Hershey Foods Corp. 5.46% due 6/16/98                         4,000      3990     1.50
A.I. Credit Corp. 5.49% due 6/10/98                           3,700      3694     1.39
Kimberly-Clark Corp. 5.49% due 7/17/98 (1)                    1,800    1,787       .67

Federal Agency Obligations - 25.43%
Freddie Mac 5.40%-5.43% due 6/4-7/14/98                      33,700     33542    12.61
Fannie Mae 5.40%-5.41% due 6/10-7/2/98                       16,900     16854     6.33
Federal Home Loan Banks 5.39% due 6/24/98                    12,300     12256     4.61
Federal Farm Credit Bank 5.40% due 6/2/98                       5000   4,999      1.88
                                                                    -------------------
TOTAL INVESTMENT SECURITIES (cost: $264,548,000)                       264548    99.44
Excess of cash and receivables over payables                             1485      .56
                                                                    -------------------
NET ASSETS                                                          $266,033   100.00%
                                                                    ===================

(1) Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers.

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS
                                                                                        Global Small
Statement of Changes in Net Assets                                                    Capitalization
(dollars in thousands)                                Global Growth Fund                     Fund
                                                            ----------- -----------      -----------
                                                             Six months Period ended          Period
                                                                  ended November 30,           ended
                                                         May 31,1998(1)    1997 (2) May 31,1998(1)(3)
----------------------------------                          ----------- -----------      -----------
OPERATIONS:
Net investment income                                            $1,212        $549              $63
Net realized gain (loss) on investments                            (845)        (99)              35
Net unrealized appreciation (depreciation)
 on investments                                                  25,044      (1,529)          (1,741)
                                                            ----------- -----------      -----------
 Net increase (decrease) in net assets
  resulting from operations                                      25,411      (1,079)          (1,643)
                                                            ----------- -----------      -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                           (373)       (176)               0
 Class 2                                                           (176)        (62)               0
                                                            ----------- -----------      -----------
  Total dividends from net investment income                       (549)       (238)               0
Distributions from net realized gain on
 investments                                                       (277)          -                0
                                                            ----------- -----------      -----------
Total dividends and distributions                                  (826)       (238)               0
                                                            ----------- -----------      -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                      24,998      81,956           23,574
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                   543         176                0
  Cost of shares repurchased                                     (6,418)     (6,631)               0
                                                            ----------- -----------      -----------
  Net increase (decrease) from Class 1 transactions              19,123      75,501           23,574
                                                            ----------- -----------      -----------
 Class 2:
  Proceeds from shares sold                                      33,956      47,516            2,811
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                   283          62                -
  Cost of shares repurchased                                       (156)          -                -
                                                            ----------- -----------      -----------
  Net increase from Class 2 transactions                         34,083      47,578            2,811
 Net increase (decrease) in net                             ----------- -----------      -----------
  assets resulting from capital share
  transactions                                                   53,206     123,079           26,385
                                                            ----------- -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          77,791     121,762           24,742

NET ASSETS:
Beginning of period                                             126,762       5,000           10,000
                                                            ----------- -----------      -----------
End of period                                                  $204,553    $126,762          $34,742
                                                           ============ ============    ============
Undistributed net investment income                                $974        $311              $63
                                                           ============ ============    ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                 2,102,352   7,649,183        2,384,672
  Shares issued on reinvestment of dividends
   and distributions                                             49,171      15,620
  Shares repurchased                                           (568,646)   (605,047)             (17)
                                                            ----------- -----------      -----------
   Net increase (decrease) in shares outstanding              1,582,877   7,059,756        2,384,655
                                                           ============ ============    ============
 Class 2:
  Shares sold                                                 2,898,214   4,376,072          288,386
  Shares issued on reinvestment of dividends
   and distributions                                             25,846       5,510                -
  Shares repurchased                                            (14,400)        (32)               -
                                                            ----------- -----------      -----------
   Net increase in shares outstanding                         2,909,660   4,381,550          288,386
                                                           ============ ============    ============




                                                            Growth Fund             International Fund
                                                            -----------                  -----------
                                                             Six months  Year ended       Six months  Year ended
                                                                  ended November 30,           ended November 30,
                                                         May 31,1998(1)        1997   May 31,1998(1)        1997
----------------------------------                          ----------- -----------      ----------- -----------
OPERATIONS:
Net investment income                                            $8,540     $24,821          $22,876     $41,594
Net realized gain (loss) on investments                         286,519     561,323            5,354     277,748
Net unrealized appreciation (depreciation)
 on investments                                                 354,792     342,407          459,492     (92,076)
                                                            ----------- -----------      ----------- -----------
 Net increase (decrease) in net assets
  resulting from operations                                     649,851     928,551          487,722     227,266
                                                            ----------- -----------      ----------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                         (9,982)    (24,809)         (18,954)    (43,541)
 Class 2                                                           (109)        (50)            (324)       (166)
                                                            ----------- -----------      ----------- -----------
  Total dividends from net investment income                    (10,091)    (24,859)         (19,278)    (43,707)
Distributions from net realized gain on
 investments                                                   (580,856)   (268,039)        (272,318)    (94,763)
                                                            ----------- -----------      ----------- -----------
Total dividends and distributions                              (590,947)   (292,898)        (291,596)   (138,470)
                                                            ----------- -----------      ----------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                      44,249     238,801           24,908     208,181
  Proceeds from shares issued on reinvestment
   of dividends and distributions                               579,860     292,848          285,740     138,304
  Cost of shares repurchased                                   (259,883)   (354,956)        (249,281)   (196,240)
                                                            ----------- -----------      ----------- -----------
  Net increase (decrease) from Class 1 transactions             364,226     176,693           61,367     150,245
                                                            ----------- -----------      ----------- -----------
 Class 2:
  Proceeds from shares sold                                     109,688      72,649           37,271      51,308
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                11,087          50            5,856         166
  Cost of shares repurchased                                          -         (11)            (354)        (24)
                                                            ----------- -----------      ----------- -----------
  Net increase from Class 2 transactions                        120,775      72,688           42,773      51,450
 Net increase (decrease) in net                             ----------- -----------      ----------- -----------
  assets resulting from capital share
  transactions                                                  485,001     249,381          104,140     201,695
                                                            ----------- -----------      ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         543,905     885,034          300,266     290,491

NET ASSETS:
Beginning of period                                           4,745,383   3,860,349        2,660,119   2,369,628
                                                            ----------- -----------      ----------- -----------
End of period                                                $5,289,288  $4,745,383       $2,960,385  $2,660,119
                                                           ============ ============    ============ ============
Undistributed net investment income                              $3,061      $4,612          $13,240      $9,642
                                                           ============ ============    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                   910,948   5,361,345        1,531,915  12,876,841
  Shares issued on reinvestment of dividends
   and distributions                                         13,173,922   7,259,293       19,813,538   8,982,981
  Shares repurchased                                         (5,208,261) (8,120,252)     (15,950,808)(11,853,859)
                                                            ----------- -----------      ----------- -----------
   Net increase (decrease) in shares outstanding              8,876,609   4,500,386        5,394,645  10,005,963
                                                           ============ ============    ============ ============
 Class 2:
  Shares sold                                                 2,233,743   1,488,730        2,304,086   2,969,078
  Shares issued on reinvestment of dividends
   and distributions                                            252,016       1,040          406,410       9,366
  Shares repurchased                                                  -        (216)         (23,827)     (1,469)
                                                            ----------- -----------      ----------- -----------
   Net increase in shares outstanding                         2,485,759   1,489,554        2,686,669   2,976,975
                                                           ============ ============    ============ ============

                                                                                              Asset
                                                                Growth-                  Allocation
                                                            Income Fund                         Fund
                                                            -----------                  -----------
                                                             Six months  Year ended       Six months  Year ended
                                                                  ended November 30,           ended November 30,
                                                         May 31,1998(1)        1997   May 31,1998(1)        1997
----------------------------------                          ----------- -----------      ----------- -----------
OPERATIONS:
Net investment income                                           $61,838    $117,807          $28,185     $46,387
Net realized gain (loss) on investments                         441,814     631,933           54,131      78,404
Net unrealized appreciation (depreciation)
 on investments                                                 302,441     464,898           90,846      86,689
                                                            ----------- -----------      ----------- -----------
 Net increase (decrease) in net assets
  resulting from operations                                     806,093   1,214,638          173,162     211,480
                                                            ----------- -----------      ----------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                        (57,372)   (112,850)         (24,137)    (43,924)
 Class 2                                                         (1,818)       (568)          (1,020)       (267)
                                                            ----------- -----------      ----------- -----------
  Total dividends from net investment income                    (59,190)   (113,418)         (25,157)    (44,191)
Distributions from net realized gain on
 investments                                                   (633,063)   (373,625)         (78,277)    (72,976)
                                                            ----------- -----------      ----------- -----------
Total dividends and distributions                              (692,253)   (487,043)        (103,434)   (117,167)
                                                            ----------- -----------      ----------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                      52,532     258,887           35,752      94,533
  Proceeds from shares issued on reinvestment
   of dividends and distributions                               672,280     486,475           99,746     116,900
  Cost of shares repurchased                                   (265,559)   (287,990)         (43,781)    (52,765)
                                                            ----------- -----------      ----------- -----------
  Net increase (decrease) from Class 1 transactions             459,253     457,372           91,717     158,668
                                                            ----------- -----------      ----------- -----------
 Class 2:
  Proceeds from shares sold                                     200,540     152,837           60,481      40,846
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                19,973         568            3,688         267
  Cost of shares repurchased                                          -          (2)              -         (203)
                                                            ----------- -----------      ----------- -----------
  Net increase from Class 2 transactions                        220,513     153,403           64,169      40,910
 Net increase (decrease) in net                             ----------- -----------      ----------- -----------
  assets resulting from capital share
  transactions                                                  679,766     610,775          155,886     199,578
                                                            ----------- -----------      ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         793,606   1,338,370          225,614     293,891

NET ASSETS:
Beginning of period                                           6,587,010   5,248,640        1,434,982   1,141,091
                                                            ----------- -----------      ----------- -----------
End of period                                                $7,380,616  $6,587,010       $1,660,596  $1,434,982
                                                           ============ ============    ============ ============
Undistributed net investment income                             $32,301     $29,653          $15,198     $12,170
                                                           ============ ============    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                 1,356,310   7,261,018        2,248,901   6,313,389
  Shares issued on reinvestment of dividends
   and distributions                                         18,657,039  14,498,052        6,509,393   8,150,386
  Shares repurchased                                         (6,652,376) (7,793,511)      (2,667,756) (3,428,456)
                                                            ----------- -----------      ----------- -----------
   Net increase (decrease) in shares outstanding             13,360,973  13,965,559        6,090,538  11,035,319
                                                           ============ ============    ============ ============
 Class 2:
  Shares sold                                                 5,085,166   3,921,601        3,723,600   2,569,382
  Shares issued on reinvestment of dividends
   and distributions                                            553,600      14,358          239,577      16,640
  Shares repurchased                                                  -         (49)              -      (12,802)
                                                            ----------- -----------      ----------- -----------
   Net increase in shares outstanding                         5,638,766   3,935,910        3,963,177   2,573,220
                                                           ============ ============    ============ ============

                                                                                               High-
                                                                                               Yield
                                                              Bond Fund                    Bond Fund
                                                            -----------                  -----------
                                                             Six months  Year ended       Six months  Year ended
                                                                  ended November 30,           ended November 30,
                                                         May 31,1998(1)        1997   May 31,1998(1)        1997
----------------------------------                          ----------- -----------      ----------- -----------
OPERATIONS:
Net investment income                                            $5,629      $7,007          $33,973     $64,918
Net realized gain (loss) on investments                           1,535       1,649           12,459      14,913
Net unrealized appreciation (depreciation)
 on investments                                                    (548)      1,007           (2,595)      5,122
                                                            ----------- -----------      ----------- -----------
 Net increase (decrease) in net assets
  resulting from operations                                       6,616       9,663           43,837      84,953
                                                                        -----------      ----------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                         (4,196)     (5,948)         (33,686)    (61,513)
 Class 2                                                           (521)       (126)          (1,310)       (387)
                                                            ----------- -----------      ----------- -----------
  Total dividends from net investment income                     (4,717)     (6,074)         (34,996)    (61,900)
Distributions from net realized gain on
 investments                                                     (1,717)          -           (8,320)          -
                                                            ----------- -----------      ----------- -----------
Total dividends and distributions                                (6,434)     (6,074)         (43,316)    (61,900)
                                                            ----------- -----------      ----------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                      20,817      52,881           28,473      74,311
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                 5,754       5,948           41,753      61,513
  Cost of shares repurchased                                     (7,469)     (7,585)         (33,778)    (55,586)
                                                            ----------- -----------      ----------- -----------
  Net increase (decrease) from Class 1 transactions              19,102      51,244           36,448      80,238
                                                            ----------- -----------      ----------- -----------
 Class 2:
  Proceeds from shares sold                                      15,930      11,571           26,580      20,198
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                   680         126            1,563         387
  Cost of shares repurchased                                       (246)        (29)            (130)         (3)
                                                            ----------- -----------      ----------- -----------
  Net increase from Class 2 transactions                         16,364      11,668           28,013      20,582
 Net increase (decrease) in net                             ----------- -----------      ----------- -----------
  assets resulting from capital share
  transactions                                                   35,466      62,912           64,461     100,820
                                                            ----------- -----------      ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          35,648      66,501           64,982     123,873

NET ASSETS:
Beginning of period                                             143,926      77,425          786,058     662,185
                                                            ----------- -----------      ----------- -----------
End of period                                                  $179,574    $143,926         $851,040    $786,058
                                                           ============ ============    ============ ============
Undistributed net investment income                              $2,993      $2,081          $16,366     $17,389
                                                           ============ ============    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                 1,962,197   5,092,091        1,903,449   5,078,465
  Shares issued on reinvestment of dividends
   and distributions                                            548,830     579,221        2,826,387   4,250,842
  Shares repurchased                                           (703,786)   (732,975)      (2,250,371) (3,792,325)
                                                            ----------- -----------      ----------- -----------
   Net increase (decrease) in shares outstanding              1,807,241   4,938,337        2,479,465   5,536,982
                                                           ============ ============    ============ ============
 Class 2:
  Shares sold                                                 1,501,511   1,098,637        1,775,000   1,355,310
  Shares issued on reinvestment of dividends
   and distributions                                             64,758      12,011          105,562      26,144
  Shares repurchased                                            (23,245)     (2,771)          (8,680)       (225)
                                                            ----------- -----------      ----------- -----------
   Net increase in shares outstanding                         1,543,024   1,107,877        1,871,882   1,381,229
                                                           ============ ============    ============ ============


                                                                   U.S.
                                                            Government/
                                                              AAA-Rated                        Cash
                                                             Securities                   Management
                                                                   Fund                         Fund
                                                            -----------                  -----------
                                                             Six months  Year ended       Six months  Year ended
                                                                  ended November 30,           ended November 30,
                                                         May 31,1998(1)        1997   May 31,1998(1)        1997
----------------------------------                          ----------- -----------      ----------- -----------
OPERATIONS:
Net investment income                                           $15,104     $32,546           $5,861     $12,382
Net realized gain (loss) on investments                           2,627      (9,383)              (3)          -
Net unrealized appreciation (depreciation)
 on investments                                                     (10)      6,202                -           -
                                                            ----------- -----------      ----------- -----------
 Net increase (decrease) in net assets
  resulting from operations                                      17,721      29,365            5,858      12,382
                                                            ----------- -----------      ----------- -----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                        (14,672)    (34,740)          (5,783)    (11,948)
 Class 2                                                           (333)       (123)            (423)       (182)
                                                            ----------- -----------      ----------- -----------
  Total dividends from net investment income                    (15,005)    (34,863)          (6,206)    (12,130)
Distributions from net realized gain on
 investments                                                          -           -                -           -
                                                            ----------- -----------      ----------- -----------
Total dividends and distributions                               (15,005)    (34,863)          (6,206)    (12,130)
                                                            ----------- -----------      ----------- -----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                      16,701      23,001          109,774     252,946
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                14,672      34,740            5,783      11,948
  Cost of shares repurchased                                    (37,662)    (93,774)         (97,426)   (279,424)
                                                            ----------- -----------      ----------- -----------
  Net increase (decrease) from Class 1 transactions              (6,289)    (36,033)          18,131     (14,530)
                                                            ----------- -----------      ----------- -----------
 Class 2:
  Proceeds from shares sold                                       9,012       8,344           17,991      19,573
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                   333         123              423         182
  Cost of shares repurchased                                     (1,374)     (1,538)         (10,039)     (5,950)
                                                            ----------- -----------      ----------- -----------
  Net increase from Class 2 transactions                          7,971       6,929            8,375      13,805
 Net increase (decrease) in net                             ----------- -----------      ----------- -----------
  assets resulting from capital share
  transactions                                                    1,682     (29,104)          26,506        (725)
                                                            ----------- -----------      ----------- -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           4,398     (34,602)          26,158        (473)

NET ASSETS:
Beginning of period                                             477,649     512,251          239,875     240,348
                                                            ----------- -----------      ----------- -----------
End of period                                                  $482,047    $477,649         $266,033    $239,875
                                                           ============ ============    ============ ============
Undistributed net investment income                              $7,560      $7,461           $2,996      $3,341
                                                           ============ ============    ============ ============
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                                 1,488,389   2,087,594        9,914,967  22,809,829
  Shares issued on reinvestment of dividends
   and distributions                                          1,322,425   3,195,318          525,260   1,083,759
  Shares repurchased                                         (3,364,647) (8,543,011)      (8,789,842)(25,187,883)
                                                            ----------- -----------      ----------- -----------
   Net increase (decrease) in shares outstanding               (553,833) (3,260,099)       1,650,385  (1,294,295)
                                                           ============ ============    ============ ============
 Class 2:
  Shares sold                                                   803,645     756,866        1,626,045   1,763,820
  Shares issued on reinvestment of dividends
   and distributions                                             29,992      11,218           38,401      16,540
  Shares repurchased                                           (122,566)   (139,099)        (906,695)   (536,654)
                                                            ----------- -----------      ----------- -----------
   Net increase in shares outstanding                           711,071     628,985          757,751   1,243,706
                                                           ============ ============    ============ ============

(1) Unaudited
(2) For the period April 30, 1997, commencement of operations, through November 30, 1997.
(3) For the period April 30, 1998, commencement of operations, through May 31, 1998.
(4) Represents initial capitalization from sale of 500,000 Class 1 shares of beneficial interest.
(5) Represents initial capitalization from sale of 1,000,000 Class 1 shares of beneficial interest.

See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended May 31, 1998
(unaudited)
(dollars in thousands)

                                                                 Global
                                                   Global         Small              Inter-
                                                   Growth Capitalization  Growth   national
                                                     Fund      Fund (1)     Fund       Fund
                                               ----------    ---------- -------------------
INVESTMENT INCOME:
Income:
 Dividends                                         $1,292           $45   $9,249    $26,546
 Interest                                             650            36   10,101      5,710
                                               ----------    ---------- -------------------
                                                    1,942            81   19,350     32,256
                                               ----------    ---------- -------------------
Expenses:
 Management services fee                              569            15   10,181      7,969
 Distribution fees - Class 2                           86             -      171         89
 Reports to shareholders                                3             -       81         44
 Registration statement and
  prospectus                                           37             2      109         79
 Postage, stationery and
  supplies                                              1             -       31         17
 Trustees' fees                                         1             -       23         13
 Auditing and legal fees                                1             -       52         29
 Custodian fee                                         27             1       64      1,075
 Taxes other than federal
  income tax                                            3             -       63         35
 Other expenses                                         2             -       35         30
                                               ----------    ---------- -------------------
                                                      730            18   10,810      9,380
                                               ----------    ---------- -------------------
 Net investment income                              1,212            63    8,540     22,876
                                               ----------    ---------- -------------------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                 (845)           35  286,519      5,354
                                               ----------    ---------- -------------------
Net change in unrealized appreciation
 (depreciation) on investments                     25,044        (1,741) 354,792    460,856
Net change in unrealized
 depreciation on open forward currency
 contracts                                              -             -        -     (1,364)
                                               ----------    ---------- -------------------
Net unrealized appreciation
 (depreciation)                                    25,044        (1,741) 354,792    459,492
                                               ----------    ---------- -------------------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                    24,199        (1,706) 641,311    464,846
                                               ----------    ---------- -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $25,411       ($1,643)$649,851   $487,722
                                                =========     ========= ====================



                                                                                      High-
                                                  Growth-         Asset               Yield
                                                   Income    Allocation     Bond       Bond
                                                     Fund          Fund     Fund       Fund
                                                ---------    ---------- -------------------
INVESTMENT INCOME:
Income:
 Dividends                                        $50,986       $10,171     $275     $1,162
 Interest                                          24,283        21,691    5,835     34,991
                                               ----------    ---------- -------------------
                                                   75,269        31,862    6,110     36,153
                                               ----------    ---------- -------------------
Expenses:
 Management services fee                           12,385         3,402      420      2,033
 Distribution fees - Class 2                          342            92       24         43
 Reports to shareholders                              113            24        2         13
 Registration statement and
  prospectus                                          229            69       20         35
 Postage, stationery and
  supplies                                             43             9        1          5
 Trustees' fees                                        31             7        1          4
 Auditing and legal fees                               72            16        2          9
 Custodian fee                                         82            27        5         20
 Taxes other than federal
  income tax                                           86            19        4         11
 Other expenses                                        48            12        2          7
                                               ----------    ---------- -------------------
                                                   13,431         3,677      481      2,180
                                               ----------    ---------- -------------------
 Net investment income                             61,838        28,185    5,629     33,973
                                               ----------    ---------- -------------------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                              441,814        54,131    1,535     12,459
                                               ----------    ---------- -------------------
Net change in unrealized appreciation
 (depreciation) on investments                    302,441        90,846     (537)    (2,373)
Net change in unrealized
 depreciation on open forward currency
 contracts                                              -             -      (11)      (222)
                                               ----------   ----------- -------------------
Net unrealized appreciation
 (depreciation)                                   302,441        90,846     (548)    (2,595)
                                               ----------   ----------- -------------------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                   744,255       144,977      987      9,864
                                               ----------    ---------- -------------------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       $806,093      $173,162   $6,616    $43,837
                                                =========     ========= ========= =========

                                                     U.S.
                                              Government/          Cash
                                                AAA-Rated       Manage-
                                               Securities          ment
                                                     Fund          Fund
                                             -------------   ----------
INVESTMENT INCOME:
Income:
 Dividends                                              -             -
 Interest                                         $16,379        $6,425
                                               ----------    ----------
                                                   16,379         6,425
                                               ----------    ----------
Expenses:
 Management services fee                            1,226           521
 Distribution fees - Class 2                           14            22
 Reports to shareholders                                8             3
 Registration statement and
  prospectus                                            -             1
 Postage, stationery and
  supplies                                              3             1
 Trustees' fees                                         2             1
 Auditing and legal fees                                5             3
 Custodian fee                                         10             4
 Taxes other than federal
  income tax                                            6             4
 Other expenses                                         1             4
                                               ----------    ----------
                                                    1,275           564
                                               ----------    ----------
 Net investment income                             15,104         5,861
                                               ----------    ----------
REALIZED GAIN (LOSS) AND
 UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENTS:
Realized gain (loss)                                2,627            (3)
                                               ----------    ----------
Net change in unrealized appreciation
 (depreciation) on investments                        (10)            -
Net change in unrealized
 depreciation on open forward currency
 contracts                                              -             -
                                             -------------   ----------
Net unrealized appreciation
 (depreciation)                                       (10)            -
                                             -------------   ----------
Net realized gain (loss) and
 unrealized appreciation (depreciation)
 on investments                                     2,617             (3)
                                               ----------    ----------
NET INCREASE/(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $17,721        $5,858
                                             =============    =========

(1) For the period April 30, 1998, commencement of operations, through May 31, 1998.


See Notes to Financial Statements

American Variable Insurance Series
FINANCIAL STATEMENTS

Statement of Changes in Net Assets
(dollars in thousands)
                                                              Global                Global Small
                                                              Growth              Capitalization
                                                                Fund                     Fund    Growth Fund
                                                         ----------- -----------     ----------- ----------- -----------
                                                          Six months                      Period  Six months
                                                               ended Period ended          ended       ended  Year ended
                                                             May 31, November 30,        May 31,     May 31, November 30,
                                                             1998(1)    1997 (2)      1998(1)(3)     1998(1)        1997
----------------------------------                        ----------  ----------      ----------  ----------  ----------
OPERATIONS:
Net investment income                                         $1,212        $549             $63      $8,540     $24,821
Net realized gain (loss) on investments                         (845)        (99)             35     286,519     561,323
Net unrealized appreciation (depreciation)
 on investments                                               25,044      (1,529)         (1,741)    354,792     342,407
                                                          ----------  ----------      ----------  ----------  ----------
 Net increase (decrease) in net assets
  resulting from operations                                   25,411      (1,079)         (1,643)    649,851     928,551
                                                          ----------  ----------      ----------  ----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                        (373)       (176)              -      (9,982)    (24,809)
 Class 2                                                        (176)        (62)              -        (109)        (50)
                                                          ----------  ----------      ----------  ----------  ----------
  Total dividends from net investment income                    (549)       (238)              -     (10,091)    (24,859)
Distributions from net realized gain on
 investments                                                    (277)          -               -    (580,856)   (268,039)
                                                          ----------  ----------      ----------  ----------  ----------
Total dividends and distributions                               (826)       (238)              -    (590,947)   (292,898)
                                                          ----------  ----------      ----------  ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                   24,998      81,956          23,574      44,249     238,801
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                543         176               -     579,860     292,848
  Cost of shares repurchased                                  (6,418)     (6,631)              -    (259,883)   (354,956)
                                                          ----------  ----------      ----------  ----------  ----------
  Net increase (decrease) from Class 1 transactions           19,123      75,501          23,574     364,226     176,693
                                                          ----------  ----------      ----------  ----------  ----------
 Class 2:
  Proceeds from shares sold                                   33,956      47,516           2,811     109,688      72,649
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                283          62               -      11,087          50
  Cost of shares repurchased                                    (156)          -               -           -         (11)
                                                          ----------  ----------      ----------  ----------  ----------
  Net increase from Class 2 transactions                      34,083      47,578           2,811     120,775      72,688
 Net increase (decrease) in net                           ----------  ----------      ----------  ----------  ----------
  assets resulting from capital share
  transactions                                                53,206     123,079          26,385     485,001     249,381
                                                          ----------  ----------      ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       77,791     121,762          24,742     543,905     885,034

NET ASSETS:
Beginning of period                                          126,762    5,000/4/       10,000/5/   4,745,383   3,860,349
                                                          ----------  ----------      ----------  ----------  ----------
End of period                                               $204,553    $126,762         $34,742  $5,289,288  $4,745,383
                                                          ==========  ==========      ==========  ==========  ==========
Undistributed net investment income                             $974        $311             $63      $3,061      $4,612
                                                          ==========  ==========      ==========  ==========  ==========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              2,102,352   7,649,183       2,384,672     910,948   5,361,345
  Shares issued on reinvestment of dividends
   and distributions                                          49,171      15,620               -  13,173,922   7,259,293
  Shares repurchased                                        (568,646)   (605,047)            (17) (5,208,261) (8,120,252)
                                                          ----------  ----------      ----------  ----------  ----------
   Net increase (decrease) in shares outstanding           1,582,877   7,059,756       2,384,655   8,876,609   4,500,386
                                                          ==========  ==========      ==========  ==========  ==========
 Class 2:
  Shares sold                                              2,898,214   4,376,072         288,386   2,233,743   1,488,730
  Shares issued on reinvestment of dividends
   and distributions                                          25,846       5,510               -     252,016       1,040
  Shares repurchased                                         (14,400)       (32)              -           -        (216)
                                                          ----------  ----------      ----------  ----------  ----------
   Net increase in shares outstanding                      2,909,660   4,381,550         288,386   2,485,759   1,489,554
                                                          ==========  ==========      ==========  ==========  ==========

                                                                                         Growth-
                                                        International                     Income
                                                                Fund                        Fund
                                                         ----------- -----------     ----------- -----------
                                                          Six months                  Six months
                                                               ended  Year ended           ended  Year ended
                                                             May 31, November 30,        May 31, November 30,
                                                             1998(1)        1997         1998(1)        1997
----------------------------------                        ----------  ----------      ----------  ----------
OPERATIONS:
Net investment income                                        $22,876     $41,594         $61,838    $117,807
Net realized gain (loss) on investments                        5,354     277,748         441,814     631,933
Net unrealized appreciation (depreciation)
 on investments                                              459,492     (92,076)        302,441     464,898
                                                          ----------  ----------      ----------  ----------
 Net increase (decrease) in net assets
  resulting from operations                                  487,722     227,266         806,093   1,214,638
                                                          ----------  ----------      ----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                     (18,954)    (43,541)        (57,372)   (112,850)
 Class 2                                                        (324)       (166)         (1,818)       (568)
                                                          ----------  ----------      ----------  ----------
  Total dividends from net investment income                 (19,278)    (43,707)        (59,190)   (113,418)
Distributions from net realized gain on
 investments                                                (272,318)    (94,763)       (633,063)   (373,625)
                                                          ----------  ----------      ----------  ----------
Total dividends and distributions                           (291,596)   (138,470)       (692,253)   (487,043)
                                                          ----------  ----------      ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                   24,908     208,181          52,532     258,887
  Proceeds from shares issued on reinvestment
   of dividends and distributions                            285,740     138,304         672,280     486,475
  Cost of shares repurchased                                (249,281)   (196,240)       (265,559)   (287,990)
                                                          ----------  ----------      ----------  ----------
  Net increase (decrease) from Class 1 transactions           61,367     150,245         459,253     457,372
                                                          ----------  ----------      ----------  ----------
 Class 2:
  Proceeds from shares sold                                   37,271      51,308         200,540     152,837
  Proceeds from shares issued on reinvestment
   of dividends and distributions                              5,856         166          19,973         568
  Cost of shares repurchased                                    (354)        (24)              -          (2)
                                                          ----------  ----------      ----------  ----------
  Net increase from Class 2 transactions                      42,773      51,450         220,513     153,403
 Net increase (decrease) in net                           ----------  ----------      ----------  ----------
  assets resulting from capital share
  transactions                                               104,140     201,695         679,766     610,775
                                                          ----------  ----------      ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      300,266     290,491         793,606   1,338,370

NET ASSETS:
Beginning of period                                        2,660,119   2,369,628       6,587,010   5,248,640
                                                          ----------  ----------      ----------  ----------
End of period                                             $2,960,385  $2,660,119       $7,380,616 $6,587,010
                                                          ==========  ==========      ==========  ==========
Undistributed net investment income                          $13,240      $9,642         $32,301     $29,653
                                                          ==========  ==========      ==========  ==========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              1,531,915  12,876,841       1,356,310   7,261,018
  Shares issued on reinvestment of dividends
   and distributions                                      19,813,538   8,982,981      18,657,039  14,498,052
  Shares repurchased                                     (15,950,808) (11,853,859)   (6,652,376) (7,793,511)
                                                          ----------  ----------      ----------  ----------
   Net increase (decrease) in shares outstanding           5,394,645  10,005,963      13,360,973  13,965,559
                                                          ==========  ==========      ==========  ==========
 Class 2:
  Shares sold                                              2,304,086   2,969,078       5,085,166   3,921,601
  Shares issued on reinvestment of dividends
   and distributions                                         406,410       9,366         553,600      14,358
  Shares repurchased                                         (23,827)     (1,469)              -         (49)
                                                          ----------  ----------      ----------  ----------
   Net increase in shares outstanding                      2,686,669   2,976,975       5,638,766   3,935,910
                                                          ==========  ==========      ==========  ==========

                                                               Asset
                                                          Allocation
                                                                Fund                   Bond Fund
                                                         ----------- -----------     ----------- -----------
                                                          Six months                  Six months
                                                               ended  Year ended           ended  Year ended
                                                             May 31, November 30,        May 31, November 30,
                                                             1998(1)        1997         1998(1)        1997
----------------------------------                        ----------  ----------      ----------  ----------
OPERATIONS:
Net investment income                                        $28,185     $46,387          $5,629      $7,007
Net realized gain (loss) on investments                       54,131      78,404           1,535       1,649
Net unrealized appreciation (depreciation)
 on investments                                               90,846      86,689            (548)      1,007
                                                          ----------  ----------      ----------  ----------
 Net increase (decrease) in net assets
  resulting from operations                                  173,162     211,480           6,616       9,663
                                                          ----------  ----------      ----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                     (24,137)    (43,924)         (4,196)     (5,948)
 Class 2                                                      (1,020)       (267)           (521)       (126)
                                                          ----------  ----------      ----------  ----------
  Total dividends from net investment income                 (25,157)    (44,191)         (4,717)     (6,074)
Distributions from net realized gain on
 investments                                                 (78,277)    (72,976)         (1,717)          -
                                                          ----------  ----------      ----------  ----------
Total dividends and distributions                           (103,434)   (117,167)         (6,434)     (6,074)
                                                          ----------  ----------      ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                   35,752      94,533          20,817      52,881
  Proceeds from shares issued on reinvestment
   of dividends and distributions                             99,746     116,900           5,754       5,948
  Cost of shares repurchased                                 (43,781)    (52,765)         (7,469)     (7,585)
                                                          ----------  ----------      ----------  ----------
  Net increase (decrease) from Class 1 transactions           91,717     158,668          19,102      51,244
                                                          ----------  ----------      ----------  ----------
 Class 2:
  Proceeds from shares sold                                   60,481      40,846          15,930      11,571
  Proceeds from shares issued on reinvestment
   of dividends and distributions                              3,688         267             680         126
  Cost of shares repurchased                                      -         (203)           (246)        (29)
                                                          ----------  ----------      ----------  ----------
  Net increase from Class 2 transactions                      64,169      40,910          16,364      11,668
 Net increase (decrease) in net                           ----------  ----------      ----------  ----------
  assets resulting from capital share
  transactions                                               155,886     199,578          35,466      62,912
                                                          ----------  ----------      ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      225,614     293,891          35,648      66,501

NET ASSETS:
Beginning of period                                        1,434,982   1,141,091         143,926      77,425
                                                          ----------  ----------      ----------  ----------
End of period                                             $1,660,596  $1,434,982        $179,574    $143,926
                                                          ==========  ==========      ==========  ==========
Undistributed net investment income                          $15,198     $12,170          $2,993      $2,081
                                                          ==========  ==========      ==========  ==========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              2,248,901   6,313,389       1,962,197   5,092,091
  Shares issued on reinvestment of dividends
   and distributions                                       6,509,393   8,150,386         548,830     579,221
  Shares repurchased                                      (2,667,756) (3,428,456)       (703,786)   (732,975)
                                                          ----------  ----------      ----------  ----------
   Net increase (decrease) in shares outstanding           6,090,538  11,035,319       1,807,241   4,938,337
                                                          ==========  ==========      ==========  ==========
 Class 2:
  Shares sold                                              3,723,600   2,569,382       1,501,511   1,098,637
  Shares issued on reinvestment of dividends
   and distributions                                         239,577      16,640          64,758      12,011
  Shares repurchased                                              -      (12,802)        (23,245)     (2,771)
                                                          ----------  ----------      ----------  ----------
   Net increase in shares outstanding                      3,963,177   2,573,220       1,543,024   1,107,877
                                                          ==========  ==========      ==========  ==========

                                                               High-
                                                               Yield             U.S. Government/
                                                                Bond                   AAA-Rated
                                                                Fund             Securities Fund
                                                         ----------- -----------     ----------- -----------
                                                          Six months                  Six months
                                                               ended  Year ended           ended  Year ended
                                                             May 31, November 30,        May 31, November 30,
                                                             1998(1)        1997         1998(1)        1997
----------------------------------                        ----------  ----------      ----------  ----------
OPERATIONS:
Net investment income                                        $33,973     $64,918         $15,104     $32,546
Net realized gain (loss) on investments                       12,459      14,913           2,627      (9,383)
Net unrealized appreciation (depreciation)
 on investments                                               (2,595)      5,122             (10)      6,202
                                                          ----------  ----------      ----------  ----------
 Net increase (decrease) in net assets
  resulting from operations                                   43,837      84,953          17,721      29,365
                                                          ----------  ----------      ----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                     (33,686)    (61,513)        (14,672)    (34,740)
 Class 2                                                      (1,310)       (387)           (333)       (123)
                                                          ----------  ----------      ----------  ----------
  Total dividends from net investment income                 (34,996)    (61,900)        (15,005)    (34,863)
Distributions from net realized gain on
 investments                                                  (8,320)          -               -           -
                                                          ----------  ----------      ----------  ----------
Total dividends and distributions                            (43,316)    (61,900)        (15,005)    (34,863)
                                                          ----------  ----------      ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                   28,473      74,311          16,701      23,001
  Proceeds from shares issued on reinvestment
   of dividends and distributions                             41,753      61,513          14,672      34,740
  Cost of shares repurchased                                 (33,778)    (55,586)        (37,662)    (93,774)
                                                          ----------  ----------      ----------  ----------
  Net increase (decrease) from Class 1 transactions           36,448      80,238          (6,289)    (36,033)
                                                          ----------  ----------      ----------  ----------
 Class 2:
  Proceeds from shares sold                                   26,580      20,198           9,012       8,344
  Proceeds from shares issued on reinvestment
   of dividends and distributions                              1,563         387             333         123
  Cost of shares repurchased                                    (130)         (3)         (1,374)     (1,538)
                                                          ----------  ----------      ----------  ----------
  Net increase from Class 2 transactions                      28,013      20,582           7,971       6,929
 Net increase (decrease) in net                           ----------  ----------      ----------  ----------
  assets resulting from capital share
  transactions                                                64,461     100,820           1,682     (29,104)
                                                          ----------  ----------      ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       64,982     123,873           4,398     (34,602)

NET ASSETS:
Beginning of period                                          786,058     662,185         477,649     512,251
                                                          ----------  ----------      ----------  ----------
End of period                                               $851,040    $786,058        $482,047    $477,649
                                                          ==========  ==========      ==========  ==========
Undistributed net investment income                          $16,366     $17,389          $7,560      $7,461
                                                          ==========  ==========      ==========  ==========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              1,903,449   5,078,465       1,488,389   2,087,594
  Shares issued on reinvestment of dividends
   and distributions                                       2,826,387   4,250,842       1,322,425   3,195,318
  Shares repurchased                                      (2,250,371) (3,792,325)     (3,364,647) (8,543,011)
                                                          ----------  ----------      ----------  ----------
   Net increase (decrease) in shares outstanding           2,479,465   5,536,982        (553,833) (3,260,099)
                                                          ==========  ==========      ==========  ==========
 Class 2:
  Shares sold                                              1,775,000   1,355,310         803,645     756,866
  Shares issued on reinvestment of dividends
   and distributions                                         105,562      26,144          29,992      11,218
  Shares repurchased                                          (8,680)       (225)       (122,566)   (139,099)
                                                          ----------  ----------      ----------  ----------
   Net increase in shares outstanding                      1,871,882   1,381,229         711,071     628,985
                                                          ==========  ==========      ==========  ==========

                                                                Cash
                                                          Management
                                                                Fund
                                                         ----------- -----------
                                                          Six months
                                                               ended  Year ended
                                                             May 31, November 30,
                                                             1998(1)        1997
----------------------------------                        ----------  ----------
OPERATIONS:
Net investment income                                         $5,861     $12,382
Net realized gain (loss) on investments                           (3)          -
Net unrealized appreciation (depreciation)
 on investments                                                    -           -
                                                          ----------  ----------
 Net increase (decrease) in net assets
  resulting from operations                                    5,858      12,382
                                                          ----------  ----------
DIVIDENDS AND DISTRIBUTIONS
 PAID TO SHAREHOLDERS:
Dividends from net investment income:
 Class 1                                                      (5,783)    (11,948)
 Class 2                                                        (423)       (182)
                                                          ----------  ----------
  Total dividends from net investment income                  (6,206)    (12,130)
Distributions from net realized gain on
 investments                                                       -           -
                                                          ----------  ----------
Total dividends and distributions                             (6,206)    (12,130)
                                                          ----------  ----------
CAPITAL SHARE TRANSACTIONS:
 Class 1:
  Proceeds from shares sold                                  109,774     252,946
  Proceeds from shares issued on reinvestment
   of dividends and distributions                              5,783      11,948
  Cost of shares repurchased                                 (97,426)   (279,424)
                                                          ----------  ----------
  Net increase (decrease) from Class 1 transactions           18,131     (14,530)
                                                          ----------  ----------
 Class 2:
  Proceeds from shares sold                                   17,991      19,573
  Proceeds from shares issued on reinvestment
   of dividends and distributions                                423         182
  Cost of shares repurchased                                 (10,039)     (5,950)
                                                          ----------  ----------
  Net increase from Class 2 transactions                       8,375      13,805
 Net increase (decrease) in net                           ----------  ----------
  assets resulting from capital share
  transactions                                                26,506        (725)
                                                          ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       26,158        (473)

NET ASSETS:
Beginning of period                                          239,875     240,348
                                                          ----------  ----------
End of period                                               $266,033    $239,875
                                                          ==========  ==========
Undistributed net investment income                           $2,996      $3,341
                                                          ==========  ==========
SHARES OF BENEFICIAL INTEREST:
 Class 1:
  Shares sold                                              9,914,967  22,809,829
  Shares issued on reinvestment of dividends
   and distributions                                         525,260   1,083,759
  Shares repurchased                                     (8,789,842)(25,187,883)
                                                        ----------  ----------
   Net increase (decrease) in shares outstanding          1,650,385  (1,294,295)
                                                          ==========  ==========
 Class 2:
  Shares sold                                              1,626,045   1,763,820
  Shares issued on reinvestment of
   dividends and distributions                                38,401      16,540
  Shares repurchased                                        (906,695)   (536,654)
                                                          ----------  ----------
   Net increase in shares outstanding                        757,751   1,243,706
                                                          ==========  ==========

(1) Unaudited
(2) For the period April 30, 1997,
  commencement of operations,
 through November 30, 1997.
(3) For the period April 30, 1998,
  commencement of operations,
 through May 31, 1998.
(4) Represents initial capitalization
   from sale of 500,000 Class 1
 shares of beneficial interest.
(5) Represents initial capitalization
   from sale of 1,000,000 Class 1
 shares of beneficial interest.

See Notes to Financial Statements

Notes to Financial Statements

1. American Variable Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with ten different funds. The 10th fund, the Global Small Capitalization Fund, commenced operations on April 30, 1998. The assets of each fund are segregated, with each fund accounted for separately. The funds' investment objectives are as follows: Global Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers domiciled around the world; Global Small Capitalization Fund - long-term growth of capital by investing primarily in smaller companies in the U.S. and around the world; Growth Fund - growth of capital by investing primarily in common stocks or securities with common stock characteristics; International Fund - long-term growth of capital by investing primarily in securities of issuers domiciled outside the United States; Growth-Income Fund - growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends; Asset Allocation Fund - high total return (including income and capital gains) consistent with long-term preservation of capital; Bond Fund - as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities; High-Yield Bond Fund - high current income and secondarily capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities; U.S. Government/AAA-Rated Securities Fund - a high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa; Cash Management Fund - high current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

  Each fund in the series is authorized to offer multiple classes of shares. Currently, each fund offers two classes of shares: Class 1 and Class 2. Class 1 shares are not subject to either an initial or contingent deferred sales charge nor have they adopted a plan of distribution to cover any distribution expenses. Class 2 shares are subject to certain fees pursuant to a Plan of Distribution as described below. Both classes of shares have identical voting, dividend, liquidation and other rights and shall have exclusive rights to vote on matters affecting only individual classes. Income, expenses, and any realized capital gains and losses not allocated to a particular class will be allocated to each class on the basis of the net asset value of that class in relation to net assets of the fund. Class-specific expenses will be allocated to that particular class on a specific identification basis.

  The following paragraphs summarize the significant accounting policies consistently followed by the series in the preparation of its financial statements:

 Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in foreign currency exchange rates on investment securities are included with the net realized and unrealized gain or loss on investment securities. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

 As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the series purchases securities on a delayed delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

 The series may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The series enters into these contracts to reduce its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The series' use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The series records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the series has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments.

 Common expenses incurred by the series are allocated among the funds, based upon relative net assets. In all other respects, expenses are charged to each fund as incurred on a specific identification basis.

2. It is the series' policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

 During the six month ended May 31, 1998, the U.S. Government/AAA-Rated Securities Fund utilized a capital loss carryforward of $1,930,000 to offset, for tax purposes, capital gains realized during the period up to such amount. The Global Growth Fund and the U.S. Government/AAA-Rated Securities Fund had available at May 31, 1998 capital loss carryforwards totaling $1,214,000 and $17,649,000, respectively, which may be used to offset capital gains realized during subsequent years through November 30, 2006 and 2005, respectively. It is the intention of these funds not to make distributions from capital gains while there are capital loss carryforwards.

Additional tax basis disclosures as of and for the six months ended May 31, 1998 are as follows:

(dollars in thousands)

                              Global Global Small
                              Growth Capitalizatio   Growth  Interna-
                                Fund         Fund      Fund tional Fund

For the six months
 ended May 31, 1998

 Tax basis net capital
  gain (loss)                 (1,205)      35 (1)  $266,271    $5,743
 Tax basis net currency
  gain (loss)                     (7)       1 (1)        11    (1,751)

As of May 31, 1998 (book
 and tax basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                33,537          469 1,861,462   901,217
 Unrealized
  depreciation                10,019        2,210   178,774   162,659
 Net unrealized
  appreciation
  (depreciation)              23,518       (1,741)1,682,688   738,558
 Cost of portfolio
  securities                 184,670       36,142 3,554,266 2,212,674



                             Growth-        Asset           High-Yield
                              Income   Allocation      Bond      Bond
                                Fund         Fund      Fund      Fund


For the six months
 ended May 31, 1998

 Tax basis net capital
  gain (loss)               $441,814      $54,132    $1,536   $11,648
 Tax basis net currency
  gain (loss)                      -           (1)      (21)      149

As of May 31, 1998 (book
 and tax basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation             2,141,709      378,437     4,576    40,005
 Unrealized
  depreciation               136,501       16,100     2,028    15,160
 Net unrealized
  appreciation
  (depreciation)           2,005,208      362,337     2,548    24,845
 Cost of portfolio
  securities               5,401,786    1,300,637   175,622   806,123


                      U.S. Government        Cash
                           AAA-Rated   Management
                      Securities Fund        Fund


For the six months
 ended May 31, 1998

 Tax basis net capital
  gain (loss)                 $1,930          ($3)
 Tax basis net currency
  gain (loss)                      -            -

As of May 31, 1998 (book
 and tax basis amounts,
 excluding forward
 currency contracts):

 Unrealized
  appreciation                11,252            -
 Unrealized
  depreciation                 1,480            -
 Net unrealized
  appreciation
  (depreciation)               9,772            -
 Cost of portfolio
  securities                 511,834      264,548




3. The fees for management services were paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the series are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following annual rates: Global Growth Fund - 0.69% of average net assets; Global Small Capitalization Fund - 0.80% of average net assets; Growth Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.42% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; 0.37% of such assets in excess of $2.0 billion but not exceeding $3.2 billion; and 0.35% of such assets in excess of $3.2 billion; International Fund -0.78% of the first $600 million of average net assets; 0.60% of such assets in excess of $600 million but not exceeding $1.2 billion; 0.48% of such assets in excess of $1.2 billion but not exceeding $2.0 billion; and 0.465% of such assets in excess of $2.0 billion; Growth-Income Fund - 0.50% of the first $600 million of average net assets; 0.45% of such assets in excess of $600 million but not exceeding $1.5 billion; 0.40% of such assets in excess of $1.5 billion but not exceeding $2.5 billion; 0.32% of such assets in excess of $2.5 billion but not exceeding $4.0 billion; and 0.285% of such assets in excess of $4.0 billion; Asset Allocation Fund - 0.50% of the first $600 million of average net assets; 0.42% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.36% of such assets in excess of $1.2 billion; Bond Fund - 0.60% of the first $30 million of average net assets; and 0.50% of such assets in excess of $30 million; High-Yield Bond Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.46% of such assets in excess of $600 million; U.S. Government/AAA-Rated Securities Fund - 0.60% of the first $30 million of average net assets; 0.50% of such assets in excess of $30 million but not exceeding $600 million; and 0.40% of such assets in excess of $600 million; Cash Management Fund - 0.50% of the first $100 million of average net assets; 0.42% of such assets in excess of $100 million but not exceeding $400 million; and 0.38% of such assets in excess of $400 million.

  Pursuant to a Plan of Distribution, each fund is authorized to pay an annual rate of 0.25% of the average daily net assets of Class 2 shares in connection with certain distribution services and related activities. During the six months ended May 31, 1998, Plan expenses for the series aggregated $883,000. As of May 31, 1998, accrued and unpaid distribution expenses were $206,000.

  Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the series. As of May 31,1998, aggregate amounts deferred and earnings thereon were $354,000.

4. The following table presents additional disclosure information as of and for the six month ended May 31, 1998:

(dollars in thousands)


                               Global  Global Small
                               Growth Capitalization Growth   Interna-
                                 Fund          Fund    Fund tional Fund
As of May 31, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments               $  (1,221)          $35 $266,672    $7,379
 Paid-in capital              181,285        36,385 3,336,87 2,200,900

For the year
 ended May 31,1998:
 Purchases of
  investment
  securities (1)               47,478    32,008 (2) 1,098,08   441,866
 Sales of invest-
  ment securities (1)           5,057       178 (2) 976,337    547,267
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds           (7)            1      11       (719)

                              Growth-         Asset         High-Yield
                               Income    Allocation    Bond       Bond
                                 Fund          Fund    Fund       Fund

As of May 31, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments                $440,275       $53,704  $1,478    $11,875
 Paid-in capital            4,902,839     1,229,361 172,561    798,031

For the year
 ended May 31,1998:
 Purchases of
  investment
  securities (1)            1,399,898       296,402  89,491    364,086
 Sales of invest-
  ment securities (1)       1,184,685       255,067  44,797    323,355
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds            -            (1)    (91)       (48)


                        U.S. Government        Cash
                            AAA-Rated    Management
                        Securities Fund        Fund

As of May 31, 1998:
 Accumulated
  undistributed
  net realized
  gain (loss) on
  Investments              $  (17,778)   $       (3)
 Paid-in capital              482,493       263,040

For the year
 ended May 31,1998:
 Purchases of
  investment
  securities (1)              205,024             -
 Sales of invest-
  ment securities (1)         209,869             -
 Book basis net currency
  gain (loss) on dividends,
  interest, withholding
  taxes reclaimable, and
  sale of non-U.S. bonds            -             -

(1)  Excludes short-
term securities

(2)  For the period
April 30, 1998,
commencement of operations,
through May 31, 1998.



5. Pursuant to the custodian agreement, each fund within the series receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. Custodian fees for the series aggregated $1,315,000, of which $82,000 was paid by these credits rather than in cash.

 Dividend and interest income for the Global Growth Fund and the International Fund is recorded net of non-U.S. taxes paid. For the six months ended May 31, 1998, such non-U.S. taxes were $191,000 and $3,516,000, respectively.

 At May 31, 1998, the International Fund, the Bond Fund and the High-Yield Bond Fund had outstanding forward currency contracts to sell non-U.S. currencies as follows:




Non-U.S. Currency Sale Contracts
                                                                U.S.
                                Contract                    Valuation
                                   Amount                 at 11/30/97
                                ---------                   ---------
                                                                                    Unrealized
                                                                                  Appreciation
                                     Fund       Non-U.S.         U.S.    Amount (Depreciation)
                                ---------      ---------    --------- ---------      ---------
Brazilian Real
 expiring 10/6/98           International   BRL 9,251,000 $ 7,500,000$ 7,643,000   $  (143,000)
Japanese Yen
 expiring 7/7/98            International Yen2,400,000,000  18,007,000 17,402,000       605,000
Deutsche Marks
 expiring 7/23/98                    Bond    DM   983,000     549,000   553,000         (4,000)
 expiring 6/23-8/26/98      High-Yield Bond    22,082,000  12,338,000 12,413,000       (75,000)

PER-SHARE
DATA AND RATIOS

                                                                        Net
                                                                  realized &
                                      Net asset      Net          unrealized
                                         value,  invest-          gain (loss)
Period                                beginning     ment          on invest-
Ended (1)                             of period   income              ments
---------                             --------- ---------         ---------
Global Growth Fund (3)
 Class 1
1997                                     $10.00     $.06              $ .59
1998                                      10.62      .08               1.82
 Class 2 (5)
1997                                      10.00      .03                .60
1998                                      10.61      .07               1.82
Global Small Capitalization Fund (6)
 Class 1
1998                                     $10.00     $.02              $(.56)
 Class 2
1998                                      10.00      .01               (.55)
Growth Fund
 Class 1
1993                                  $   28.41     $.25             $ 4.13
1994                                      32.34      .24                .69
1995                                      31.94      .33              10.63
1996                                      41.81      .24               5.17
1997                                      43.53      .27               9.61
1998                                      50.12      .08               5.92
 Class 2 (5)
1997                                      40.59      .11               9.51
1998                                      50.09        -               5.94
International Fund
 Class 1
1993                                     $ 9.89     $.17           $   2.50
1994                                      12.40      .25               1.04
1995                                      13.27      .34               1.02
1996                                      13.89      .28               1.96
1997                                      15.53      .25               1.18
1998                                      16.07      .14               2.62
 Class 2 (5)
1997                                      15.86      .13                .23
1998                                      16.06      .14               2.60
Growth Income Fund
 Class 1
1993                                  $   24.17     $.63           $   2.12
1994                                      26.01      .68                .14
1995                                      25.30      .73               7.20
1996                                      31.47      .71               5.55
1997                                      35.73      .73               6.78
1998                                      39.97      .34               4.02
 Class 2 (5)
1997                                      34.10      .37               5.82
1998                                      39.94      .30               4.01
Asset Allocation Fund
 Class 1
1993                                  $   11.47     $.51              $ .67
1994                                      12.01      .51               (.57)
1995                                      11.25      .50               2.69
1996                                      13.77      .53               1.89
1997                                      15.18      .55               1.94
1998                                      16.16      .29               1.49
 Class 2 (5)
1997                                      14.43      .29               1.69
1998                                      16.15      .27               1.49
Bond Fund (7)
 Class 1
1996                                     $10.00     $.40               $.16
1997                                      10.31      .63                .30
1998                                      10.62      .35                .09
 Class 2 (5)
1997                                      10.11      .35                .46
1998                                      10.61      .33                .10
High-Yield Bond Fund
 Class 1
1993                                  $   14.17    $1.09             $ 1.20
1994                                      15.17     1.27              (2.07)
1995                                      12.89     1.32               1.10
1996                                      13.99     1.28                .54
1997                                      14.51     1.29                .43
1998                                      14.96      .61                .19
 Class 2 (5)
1997                                      14.28      .69                .61
1998                                      14.95      .61                .17
U.S. Government/AAA-Rated Securities Fund
 Class 1
1993                                  $   11.53     $.74             $  .68
1994                                      12.15      .76              (1.30)
1995                                      10.80      .82                .71
1996                                      11.52      .83               (.24)
1997                                      11.29      .76               (.07)
1998                                      11.18      .35                .06
 Class 2 (5)
1997                                      10.83      .38                .33
1998                                      11.17      .34                .06
Cash Management Fund
 Class 1
1993                                  $   11.04     $.29                  -
1994                                      11.02      .37              $ .02
1995                                      11.09      .63               (.02)
1996                                      11.11      .54                .01
1997                                      11.12      .57               (.01)
1998                                      11.13      .28                  -
 Class 2 (5)
1997                                      11.07      .28                .03
1998                                      11.12      .29               (.02)


                                          Total
                                         income                     Distri-
                                         (loss) Dividends           butions
                                           from from net               from
                                        invest-  invest-                net     Total
Period                                     ment     ment           realized   distri-
Ended (1)                            operations   income              gains   butions
---------                             --------- ---------         --------- ---------
Global Growth Fund (3)
 Class 1
1997                                      $ .65    $(.03)                 -     $(.03)
1998                                       1.90     (.05)             $(.02)     (.07)
 Class 2 (5)
1997                                        .63     (.02)                 -      (.02)
1998                                       1.89     (.03)              (.02)     (.05)
Global Small Capitalization Fund (6)
 Class 1
1998                                      $(.54)       -
 Class 2
1998                                       (.54)       -
Growth Fund
 Class 1
1993                                     $ 4.38    $(.24)            $ (.21)   $ (.45)
1994                                        .93     (.24)             (1.09)    (1.33)
1995                                      10.96     (.29)              (.80)    (1.09)
1996                                       5.41     (.29)             (3.40)    (3.69)
1997                                       9.88     (.27)             (3.02)    (3.29)
1998                                       6.00     (.10)             (6.14)    (6.24)
 Class 2 (5)
1997                                       9.62     (.12)                 -      (.12)
1998                                       5.94     (.04)             (6.14)    (6.18)
International Fund
 Class 1
1993                                  $    2.67    $(.16)                 -     $(.16)
1994                                       1.29     (.20)            $ (.22)     (.42)
1995                                       1.36     (.33)              (.41)     (.74)
1996                                       2.24     (.31)              (.29)     (.60)
1997                                       1.43     (.27)              (.62)     (.89)
1998                                       2.76     (.12)             (1.66)    (1.78)
 Class 2 (5)
1997                                        .36     (.16)                 -      (.16)
1998                                       2.74     (.10)             (1.66)    (1.76)
Growth Income Fund
 Class 1
1993                                  $    2.75    $(.63)            $ (.28)   $ (.91)
1994                                        .82     (.65)              (.88)    (1.53)
1995                                       7.93     (.73)             (1.03)    (1.76)
1996                                       6.26     (.74)             (1.26)    (2.00)
1997                                       7.51     (.72)             (2.55)    (3.27)
1998                                       4.36     (.34)             (3.83)    (4.17)
 Class 2 (5)
1997                                       6.19     (.35)                  -     (.35)
1998                                       4.31     (.29)             (3.83)    (4.12)
Asset Allocation Fund
 Class 1
1993                                  $    1.18    $(.49)             $(.15)   $ (.64)
1994                                       (.06)    (.52)              (.18)     (.70)
1995                                       3.19     (.50)              (.17)     (.67)
1996                                       2.42     (.53)              (.48)    (1.01)
1997                                       2.49     (.54)              (.97)    (1.51)
1998                                       1.78     (.27)              (.87)    (1.14)
 Class 2 (5)
1997                                       1.98     (.26)                 -      (.26)
1998                                       1.76     (.25)              (.87)    (1.12)
Bond Fund (7)
 Class 1
1996                                       $.56    $(.25)                 -     $(.25)
1997                                        .93     (.62)                 -      (.62)
1998                                        .44     (.32)             $(.12)     (.44)
 Class 2 (5)
1997                                        .81     (.31)                 -      (.31)
1998                                        .43     (.31)              (.12)     (.43)
High-Yield Bond Fund
 Class 1
1993                                  $    2.29   $(1.10)             $(.19)   $(1.29)
1994                                       (.80)   (1.23)              (.25)    (1.48)
1995                                       2.42    (1.32)                 -     (1.32)
1996                                       1.82    (1.30)                 -     (1.30)
1997                                       1.72    (1.27)                 -     (1.27)
1998                                        .80     (.64)              (.16)     (.80)
 Class 2 (5)
1997                                       1.30     (.63)                 -      (.63)
1998                                        .78     (.62)              (.16)     (.78)
U.S. Government/AAA-Rated Securities Fund
 Class 1
1993                                  $    1.42    $(.75)             $(.05)    $(.80)
1994                                       (.54)    (.74)              (.07)     (.81)
1995                                       1.53     (.81)                 -      (.81)
1996                                        .59     (.82)                 -      (.82)
1997                                        .69     (.80)                 -      (.80)
1998                                        .41     (.35)                 -      (.35)
 Class 2 (5)
1997                                        .71     (.37)                 -      (.37)
1998                                        .40     (.34)                 -      (.34)
Cash Management Fund
 Class 1
1993                                       $.29    $(.31)                 -     $(.31)
1994                                        .39     (.32)                 -      (.32)
1995                                        .61     (.59)                 -      (.59)
1996                                        .55     (.54)                 -      (.54)
1997                                        .56     (.55)                 -      (.55)
1998                                        .28     (.31)                 -      (.31)
 Class 2 (5)
1997                                        .31     (.26)                 -      (.26)
1998                                        .27     (.30)                 -      (.30)





                                      Net asset                             Net assets,
                                        value,                                 end of
Period                                   end of    Total                    period (in
Ended (1)                                period   return                    millions)
---------                             --------- ---------                   ---------
Global Growth Fund (3)
 Class 1
1997                                     $10.62    6.45         %       (4)      $ 80
1998                                      12.45   17.97                 (4)       114
 Class 2 (5)
1997                                      10.61    6.28                 (4)        46
1998                                      12.44   17.84                 (4)        91
Global Small Capitalization Fund (6)
 Class 1
1998                                  $    9.46   (5.21)       %       (4)       $32
 Class 2
1998                                       9.46    (5.21)               (4)         3
Growth Fund
 Class 1
1993                                  $   32.34   15.59         %              $1,737
1994                                      31.94    2.92                         2,027
1995                                      41.81   35.35                         3,154
1996                                      43.53   14.32                         3,860
1997                                      50.12   24.57                         4,671
1998                                      49.88   13.64                 (4)     5,091
 Class 2 (5)
1997                                      50.09   23.73                 (4)        75
1998                                      49.85   13.51                 (4)       198
International Fund
 Class 1
1993                                  $   12.40   27.20         %              $  840
1994                                      13.27   10.48                         1,405
1995                                      13.89   10.78                         1,703
1996                                      15.53   16.66                         2,370
1997                                      16.07    9.52                         2,612
1998                                      17.05   19.14                 (4)     2,864
 Class 2 (5)
1997                                      16.06    2.20                 (4)        48
1998                                      17.04   19.00                 (4)        96
Growth Income Fund
 Class 1
1993                                  $   26.01   11.63         %              $2,436
1994                                      25.30    3.21                         2,740
1995                                      31.47   33.14                         3,953
1996                                      35.73   21.02                         5,249
1997                                      39.97   22.92                         6,430
1998                                      40.16   12.15                 (4)     6,996
 Class 2 (5)
1997                                      39.94   18.18                 (4)       157
1998                                      40.13   12.02                 (4)       384
Asset Allocation Fund
 Class 1
1993                                  $   12.01   10.59         %              $  578
1994                                      11.25    (.54)                          637
1995                                      13.77   29.45                           870
1996                                      15.18   18.65                         1,141
1997                                      16.16   17.90                         1,393
1998                                      16.80   11.79                 (4)     1,551
 Class 2 (5)
1997                                      16.15   13.80                 (4)        42
1998                                      16.79   11.66                 (4)       110
Bond Fund (7)
 Class 1
1996                                     $10.31    5.74         %       (4)      $ 77
1997                                      10.62    9.36                           132
1998                                      10.62    4.24                 (4)       152
 Class 2 (5)
1997                                      10.61    8.09                 (4)        12
1998                                      10.61    4.11                 (4)        28
High-Yield Bond Fund
 Class 1
1993                                  $   15.17   17.09         %                $379
1994                                      12.89   (5.71)                          390
1995                                      13.99   19.81                           534
1996                                      14.51   13.75                           662
1997                                      14.96   12.45                           765
1998                                      14.96    5.49                 (4)       802
 Class 2 (5)
1997                                      14.95    9.20                 (4)        21
1998                                      14.95    5.36                 (4)        49
U.S. Government/AAA-Rated Securities Fund
 Class 1
1993                                  $   12.15   12.65         %                $505
1994                                      10.80   (4.58)                          463
1995                                      11.52   14.73                           542
1996                                      11.29    5.49                           512
1997                                      11.18    6.49                           471
1998                                      11.24    3.73                 (4)       467
 Class 2 (5)
1997                                      11.17    6.65                 (4)         7
1998                                      11.23    3.60                 (4)        15
Cash Management Fund
 Class 1
1993                                  $   11.02    2.67        %                 $206
1994                                      11.09    3.59                           221
1995                                      11.11    5.65                           193
1996                                      11.12    5.09                           240
1997                                      11.13    5.21                           226
1998                                      11.10    2.56                 (4)       244
 Class 2 (5)
1997                                     11.12     2.87                 (4)        14
1998                                     11.09     2.44                 (4)        22


                                                                      Ratio
                                       Ratio of                      of net
                                       expenses                   income to
Period                               to average                     average
Ended (1)                            net assets                   net assets
---------                             ---------                   ---------
Global Growth Fund (3)
 Class 1
1997                                         .44       %      (4)        .80        % (4)
1998                                         .39              (4)        .78          (4)
 Class 2 (5)
1997                                         .57              (4)        .56          (4)
1998                                         .52              (4)        .67          (4)
Global Small Capitalization Fund (6)
 Class 1
1998                                         .07       %      (4)        .27        % (4)
 Class 2
1998                                         .08              (4)        .15          (4)
Growth Fund
 Class 1
1993                                         .50       %                 .86        %
1994                                         .49                         .78
1995                                         .47                         .92
1996                                         .44                         .61
1997                                         .42                         .59
1998                                         .21              (4)        .17          (4)
 Class 2 (5)
1997                                         .37              (4)        .08          (4)
1998                                         .33              (4)        .03          (4)
International Fund
 Class 1
1993                                         .96       %                1.75        %
1994                                         .80                        2.03
1995                                         .75                        2.64
1996                                         .69                        1.99
1997                                         .67                        1.56
1998                                         .33              (4)        .81          (4)
 Class 2 (5)
1997                                         .53              (4)        .34          (4)
1998                                         .45              (4)        .75          (4)
Growth Income Fund
 Class 1
1993                                         .49       %                2.66        %
1994                                         .47                        2.72
1995                                         .44                        2.70
1996                                         .41                        2.26
1997                                         .38                        2.01
1998                                         .18              (4)        .87          (4)
 Class 2 (5)
1997                                         .35              (4)        .93          (4)
1998                                         .31              (4)        .75          (4)
Asset Allocation Fund
 Class 1
1993                                         .55       %                4.66        %
1994                                         .53                        4.55
1995                                         .52                        4.11
1996                                         .49                        3.88
1997                                         .47                        3.63
1998                                         .23              (4)       1.81          (4)
 Class 2 (5)
1997                                         .40              (4)       1.81          (4)
1998                                         .35              (4)       1.69          (4)
Bond Fund (7)
 Class 1
1996                                         .52       %      (4)       6.18        % (4)
1997                                         .55                        6.63
1998                                         .28              (4)       3.48          (4)
 Class 2 (5)
1997                                         .44              (4)       3.50          (4)
1998                                         .40              (4)       3.34          (4)
High-Yield Bond Fund
 Class 1
1993                                         .56       %                8.18        %
1994                                         .54                        9.37
1995                                         .54                       10.12
1996                                         .53                        9.27
1997                                         .51                        8.92
1998                                         .26              (4)       4.10          (4)
 Class 2 (5)
1997                                         .43              (4)       4.92          (4)
1998                                         .38              (4)       3.95          (4)
U.S. Government/AAA-Rated Securities Fund
 Class 1
1993                                         .55       %                6.42        %
1994                                         .54                        6.69
1995                                         .54                        7.37
1996                                         .53                        7.33
1997                                         .52                        6.73
1998                                         .26              (4)       3.12          (4)
 Class 2 (5)
1997                                         .44              (4)       3.45          (4)
1998                                         .38              (4)       2.96          (4)
Cash Management Fund
 Class 1
1993                                         .51      %                 2.57       %
1994                                         .49                        3.60
1995                                         .49                        5.37
1996                                         .47                        4.94
1997                                         .47                        4.99
1998                                         .23              (4)       2.49          (4)
 Class 2 (5)
1997                                         .41              (4)       2.80          (4)
1998                                         .35              (4)       2.38          (4)


                                        Average
                                     commissions         Portfolio
Period                                 paid per          turnover
Ended (1)                             share (2)              rate
---------                             ---------          ---------
Global Growth Fund (3)
 Class 1
1997                                        3.70  cents      13.22        %       (4)
1998                                        3.73              3.52                (4)
 Class 2 (5)
1997                                        3.70             13.22                (4)
1998                                        3.73              3.52                (4)
Global Small Capitalization Fund (6)
 Class 1
1998                                         .62  cents        .96        %       (4)
 Class 2
1998                                         .62               .96                (4)
Growth Fund
 Class 1
1993                                        6.43  cents      20.40        %
1994                                        6.09             29.58
1995                                        5.91             35.47
1996                                        5.42             30.88
1997                                        4.81             45.14
1998                                        4.74             20.29                (4)
 Class 2 (5)
1997                                        4.81             45.14
1998                                        4.74             20.29                (4)
International Fund
 Class 1
1993                                         .23   cents     17.70        %
1994                                        1.01             19.66
1995                                         .16             24.66
1996                                        1.24             32.08
1997                                         .41             50.12
1998                                         .33             16.87                (4)
 Class 2 (5)
1997                                         .41             50.12
1998                                         .33             16.87                (4)
Growth Income Fund
 Class 1
1993                                        7.02   cents     24.93        %
1994                                        6.39             29.26
1995                                        6.21             26.91
1996                                        5.75             31.27
1997                                        4.87             37.55
1998                                        4.72             18.87                (4)
 Class 2 (5)
1997                                        4.87             37.55
1998                                        4.72             18.87                (4)
Asset Allocation Fund
 Class 1
1993                                        6.85   cents     19.01        %
1994                                        6.38             36.13
1995                                        6.27             39.89
1996                                        5.60             50.62
1997                                        4.98             34.14
1998                                        4.82             14.56                (4)
 Class 2 (5)
1997                                        4.98             34.14
1998                                        4.82             14.56                (4)
Bond Fund (7)
 Class 1
1996                                           -             32.83        %       (4)
1997                                           -             52.93
1998                                                         31.69                (4)
 Class 2 (5)
1997                                           -             52.93
1998                                           -             31.69                (4)
High-Yield Bond Fund
 Class 1
1993                                           -             34.05        %
1994                                           -             38.46
1995                                           -             31.73
1996                                           -             44.81
1997                                           -             50.22
1998                                           -             42.27                (4)
 Class 2 (5)
1997                                           -             50.22
1998                                           -             42.27                (4)
U.S. Government/AAA-Rated Securities Fund
 Class 1
1993                                           -             21.69        %
1994                                           -             45.21
1995                                           -             30.11
1996                                           -             30.45
1997                                           -             53.80
1998                                           -             46.70                (4)
 Class 2 (5)
1997                                           -             53.80
1998                                           -             46.70                (4)
Cash Management Fund
 Class 1
1993                                           -                 -
1994                                           -                 -
1995                                           -                 -
1996                                           -                 -
1997                                           -                 -
1998                                           -                 -
 Class 2 (5)
1997                                           -                 -
1998                                           -                 -

1 The periods
 ended 1993
 through 1997
 represent fiscal
 years ended
 November 30; the
 period ended
 1998 represents
 the six months
 ended May 31
 (unaudited).
2 Brokerage
 commissions
 paid on portfolio
 transactions
 increase the cost
 of securities
 purchased or
 reduce the
 proceeds of
 securities sold
 and are not
 separately
 reflected in the
 funds' statement
 of operatins.
 Shares traded on
 a principal basis
 (without
 commissions),
 such as
 most over-the-counter
 and fixed-income
 transactions, are
 excluded.  Generally,
 non-U.S. commissions
 are lower than U.S.
 commissions when
 expressed as cents per
 share but higher when
 expressed as a
 percentage of
 transaction amount because
 of the lower per-share
 prices of many
 non-U.S. securities.
3 Commenced operations
 April 30, 1997
4  Based on operations
 for the period shown
 and, accordingly, not
 representative of a
 full year.
5  Shares offered for
  sale commencing
 April 30, 1997.
6  Commenced operations
 April 30, 1998.
7  Commenced operations
 January 2, 1996

AMERICAN VARIABLE INSURANCE SERIES
BOARD OF TRUSTEES

CHARLES H. BLACK
Pacific Palisades, California
Private investor and consultant; former
Executive Vice President and Director,
KaiserSteel Corporation

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and
Chief Executive Officer,
The Mission Group; former President,
Southern California Edison Company

JOE E. DAVIS
Encino, California
Private investor; former Chairman of the Board, Linear Corporation; former President and
Chief Executive Officer,
National Health Enterprises, Inc.

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board,
Senior Resource Group, Inc.
(senior living centers management)

MARY MYERS KAUPPILA
Boston, Massachusetts
Founder and President,
Energy Investment, Inc.

KIRK P. PENDLETON
Southampton, Pennsylvania
Chairman of the Board and
Chief Executive Officer,
Cairnwood, Inc.
(venture capital investment)

JAMES F. ROTHENBERG
Los Angeles, California
President of the series
President and Director,
Capital Research and Management Company

THOMAS E. TERRY
Los Angeles, California
Chairman of the Board of the series
Consultant;
former Vice President and Secretary,
Capital Research and Management Company

OTHER OFFICERS

JAMES K. DUNTON
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ABNER D. GOLDSTINE
Los Angeles, California
Senior Vice President of the series
Senior Vice President and Director,
Capital Research and Management Company

ALAN N. BERRO
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President of the series
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

CLAUDIA P. HUNTINGTON
Los Angeles, California
Vice President of the series
Senior Vice President,
Capital Research and Management Company

ROBERT W. LOVELACE
Los Angeles, California
Vice President of the series
Executive Vice President and Director,
Capital Research Company

DONALD D. O'NEAL
San Francisco, California
Vice President of the series
Vice President,
Capital Research and Management Company

JOHN H. SMET
Los Angeles, California
Vice President of the series
Vice President,
Capital Research and Management Company

CHAD L. NORTON
Los Angeles, California
Secretary of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

ROBERT P. SIMMER
Norfolk, Virginia
Treasurer of the series
Vice President - Fund Business
Management Group,
Capital Research and Management Company

SHERYL F. JOHNSON
Norfolk, Virginia
Assistant Treasurer of the series
Assistant Vice President - Fund Business
Management Group,
Capital Research and Management Company

OFFICES OF THE SERIES AND OF
THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker llp
555 South Flower Street
Los Angeles, California 90071-2371

THIS REPORT IS FOR THE INFORMATION OF AMERICAN VARIABLE INSURANCE SERIES INVESTORS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS FOR AMERICAN VARIABLE INSURANCE SERIES AND THE PROSPECTUS FOR THE APPLICABLE INSURANCE CONTRACT, WHICH GIVE DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES.

Printed on recycled paper
Litho in USA a/fs/3844
(c)1998 American Funds Distributors, Inc.
Lit. No. VI-013-0798